As filed with the Securities and Exchange Commission on November 14, 2024

Registration No. 333-282437

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	☐
Post-Effective Amendment No. 1	☒

Fidelity Aberdeen Street Trust

(Exact Name of Registrant as Specified in Charter)

Registrant’s Telephone Number (617) 563-7000

245 Summer St., Boston, MA 02210

(Address Of Principal Executive Offices)

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, MA 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

Fidelity Simplicity RMD Income FundSM, Fidelity Simplicity RMD 2010 FundSM,
Fidelity Simplicity RMD 2015 FundSM, Fidelity Simplicity RMD 2020 FundSM,
Fidelity Simplicity RMD 2025 FundSM, and Fidelity Simplicity RMD 2030 FundSM
SERIES OF
Fidelity Income Fund
245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544
NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
To the Shareholders of the above funds:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Fidelity Simplicity RMD Income FundSM Meeting) of Fidelity Simplicity RMD Income FundSM will be held on December 19, 2024, at 10:00 a.m. Eastern Time (ET). The Fidelity Simplicity RMD Income FundSM Meeting will be held in a virtual format only. The Fidelity Simplicity RMD Income FundSM Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Fidelity Simplicity RMD Income FundSM Meeting in person. The purpose of the Fidelity Simplicity RMD Income FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Simplicity RMD Income FundSM Meeting or any adjournments thereof.
(1)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Simplicity RMD Income FundSM to Fidelity Freedom® Blend Income Fund in exchange solely for corresponding shares of beneficial interest of the retail class of Fidelity Freedom® Blend Income Fund and the assumption by Fidelity Freedom® Blend Income Fund of Fidelity Simplicity RMD Income FundSM’s liabilities, in complete liquidation of Fidelity Simplicity RMD Income FundSM.
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Fidelity Simplicity RMD 2010 FundSM Meeting) of Fidelity Simplicity RMD 2010 FundSM will be held on December 19, 2024, at 10:00 a.m. Eastern Time (ET). The Fidelity Simplicity RMD 2010 FundSM Meeting will be held in a virtual format only. The Fidelity Simplicity RMD 2010 FundSM Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Fidelity Simplicity RMD 2010 FundSM Meeting in person. The purpose of the Fidelity Simplicity RMD 2010 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Simplicity RMD 2010 FundSM Meeting or any adjournments thereof.
(2)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Simplicity RMD 2010 FundSM to Fidelity Freedom® Blend 2010 Fund in exchange solely for corresponding shares of beneficial interest of the retail class of Fidelity Freedom® Blend 2010 Fund and the assumption by Fidelity Freedom® Blend 2010 Fund of Fidelity Simplicity RMD 2010 FundSM’s liabilities, in complete liquidation of Fidelity Simplicity RMD 2010 FundSM.
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Fidelity Simplicity RMD 2015 FundSM Meeting) of Fidelity Simplicity RMD 2015 FundSM will be held on December 19, 2024, at 10:00 a.m. Eastern Time (ET). The Fidelity Simplicity RMD 2015 FundSM Meeting will be held in a virtual format only. The Fidelity Simplicity RMD 2015 FundSM Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Fidelity Simplicity RMD 2015 FundSM Meeting in person. The purpose of the Fidelity Simplicity RMD 2015 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Simplicity RMD 2015 FundSM Meeting or any adjournments thereof.
(3)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Simplicity RMD 2015 FundSM to Fidelity Freedom® Blend 2015 Fund in exchange solely for corresponding shares of beneficial interest of the retail class of Fidelity Freedom® Blend 2015 Fund and the assumption by Fidelity Freedom® Blend 2015 Fund of Fidelity Simplicity RMD 2015 FundSM’s liabilities, in complete liquidation of Fidelity Simplicity RMD 2015 FundSM.
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Fidelity Simplicity RMD 2020 FundSM Meeting) of Fidelity Simplicity RMD 2020 FundSM will be held on December 19, 2024, at 10:00 a.m. Eastern Time (ET). The Fidelity Simplicity RMD 2020 FundSM Meeting will be held in a virtual format only. The Fidelity Simplicity RMD 2020 FundSM Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Fidelity Simplicity RMD 2020 FundSM Meeting in person. The purpose of the Fidelity Simplicity RMD 2020 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Simplicity RMD 2020 FundSM Meeting or any adjournments thereof.
(4)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Simplicity RMD 2020 FundSM to Fidelity Freedom® Blend 2020 Fund in exchange solely for corresponding shares of beneficial interest of the retail class of Fidelity Freedom® Blend 2020 Fund and the assumption by Fidelity Freedom® Blend 2020 Fund of Fidelity Simplicity RMD 2020 FundSM’s liabilities, in complete liquidation of Fidelity Simplicity RMD 2020 FundSM.
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Fidelity Simplicity RMD 2025 FundSM Meeting) of Fidelity Simplicity RMD 2025 FundSM will be held on December 19, 2024, at 10:00 a.m. Eastern Time (ET). The Fidelity Simplicity RMD 2025

FundSM Meeting will be held in a virtual format only. The Fidelity Simplicity RMD 2025 FundSM Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Fidelity Simplicity RMD 2025 FundSM Meeting in person. The purpose of the Fidelity Simplicity RMD 2025 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Simplicity RMD 2025 FundSM Meeting or any adjournments thereof.
(5)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Simplicity RMD 2025 FundSM to Fidelity Freedom® Blend 2025 Fund in exchange solely for corresponding shares of beneficial interest of the retail class of Fidelity Freedom® Blend 2025 Fund and the assumption by Fidelity Freedom® Blend 2025 Fund of Fidelity Simplicity RMD 2025 FundSM’s liabilities, in complete liquidation of Fidelity Simplicity RMD 2025 FundSM.
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Fidelity Simplicity RMD 2030 FundSM Meeting) of Fidelity Simplicity RMD 2030 FundSM will be held on December 19, 2024, at 10:00 a.m. Eastern Time (ET). The Fidelity Simplicity RMD 2030 FundSM Meeting will be held in a virtual format only. The Fidelity Simplicity RMD 2030 FundSM Meeting will be accessible solely by means of remote audio communication. You will not be able to attend the Fidelity Simplicity RMD 2030 FundSM Meeting in person. The purpose of the Fidelity Simplicity RMD 2030 FundSM Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Fidelity Simplicity RMD 2030 FundSM Meeting or any adjournments thereof.
(6)
To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Fidelity Simplicity RMD 2030 FundSM to Fidelity Freedom® Blend 2030 Fund in exchange solely for corresponding shares of beneficial interest of the retail class Fidelity Freedom® Blend 2030 Fund and the assumption by Fidelity Freedom® Blend 2030 Fund of Fidelity Simplicity RMD 2030 FundSM’s liabilities, in complete liquidation of Fidelity Simplicity RMD 2030 FundSM.
The Board of Trustees has fixed the close of business on October 21, 2024 as the record date for the determination of the shareholders of each of Fidelity Simplicity RMD Income FundSM, Fidelity Simplicity RMD 2010 FundSM, Fidelity Simplicity RMD 2015 FundSM, Fidelity Simplicity RMD 2020 FundSM, Fidelity Simplicity RMD 2025 FundSM, and Fidelity Simplicity RMD 2030 FundSM entitled to notice of, and to vote at, the Fidelity Simplicity RMD Income FundSM Meeting, Fidelity Simplicity RMD 2010 FundSM Meeting, Fidelity Simplicity RMD 2015 FundSM Meeting, Fidelity Simplicity RMD 2020 FundSM Meeting, Fidelity Simplicity RMD 2025 FundSM Meeting, and Fidelity Simplicity RMD 2030 FundSM Meeting, respectively, and any adjournments thereof.
By order of the Board of Trustees,
NICOLE MACARCHUK , Secretary
November 15, 2024

Your vote is important – please vote your shares promptly.
The Fidelity Simplicity RMD Income FundSM Meeting, Fidelity Simplicity RMD 2010 FundSM Meeting, Fidelity Simplicity RMD 2015 FundSM Meeting, Fidelity Simplicity RMD 2020 FundSM Meeting, Fidelity Simplicity RMD 2025 FundSM Meeting, and Fidelity Simplicity RMD 2030 FundSM Meeting (each, a Meeting) will be held in a virtual format only. Shareholders are invited to attend a Meeting by means of remote audio communication. You will not be able to attend a Meeting in person. To participate in a Meeting, you must register at https://viewproxy.com/fidelityfunds/broadridgevsm/. You will be required to enter your name, an email address, and the control number found on your proxy card or notice you previously received. If you have lost or misplaced your control number, call Fidelity at 1-800-544-8544 to verify your identity and obtain your control number. Requests for registration must be received no later than 5:00 p.m. ET on Wednesday, December 18, 2024. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend a Meeting. A separate email will follow containing a password to enter at the event link in order to access a Meeting. You may vote during a Meeting at www.proxyvote.com/proxy. You will need your control number to vote.
Questions from shareholders to be considered at a Meeting must be submitted to Broadridge at https://viewproxy.com/fidelityfunds/broadridgevsm/no later than 8:00 a.m. ET on Wednesday, December 18, 2024.
Shareholders whose shares are held by a broker, bank or other nominee must first obtain a “legal proxy” from the applicable nominee/record holder, who will then provide the shareholder with a newly-issued control number. We note that obtaining a legal proxy may take several days. Requests for registration should be received no later than 5:00 p.m. ET on Wednesday, December 18, 2024. Once shareholders have obtained a new control number, they must visit https://viewproxy.com/fidelityfunds/broadridgevsm/ and submit their name and newly issued control number in order to register to participate in and vote at a Meeting.
Any shareholder who does not expect to virtually attend a Meeting is urged to vote using the touch-tone telephone or internet voting instructions that follow or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be. If you wish to wait until a Meeting to vote your shares, you will need to follow the instructions available on a Meeting’s website during a Meeting in order to do so.

INSTRUCTIONS FOR EXECUTING PROXY CARD
The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.
All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp.	John Smith, Treasurer
		c/o John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee	Ann B. Collins, Trustee
		u/t/d 12/28/78
C.	1)	Anthony B. Craft, Cust.	Anthony B. Craft
		f/b/o Anthony B. Craft, Jr.
		UGMA

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE OR THROUGH THE INTERNET
1.	Read the proxy statement, and have your proxy card handy.
2.	Call the toll-free number or visit the web site indicated on your proxy card.
3.	Enter the number found in the box on the front of your proxy card.
4.	Follow the recorded or on-line instructions to cast your vote up until 11:59 p.m. ET on December 18, 2024.

Fidelity Simplicity RMD Income FundSM,
Fidelity Simplicity RMD 2010 FundSM,
Fidelity Simplicity RMD 2015 FundSM,
Fidelity Simplicity RMD 2020 FundSM,
Fidelity Simplicity RMD 2025 FundSM, and
Fidelity Simplicity RMD 2030 FundSM
SERIES OF FIDELITY INCOME FUND

Fidelity Freedom® Blend Income Fund,
Fidelity Freedom® Blend 2010 Fund,
Fidelity Freedom® Blend 2015 Fund,
Fidelity Freedom® blend 2020 fund,
Fidelity Freedom® blend 2025 fund, and
Fidelity Freedom® blend 2030 fund
SERIES OF Fidelity Aberdeen Street Trust

245 SUMMER STREET, BOSTON, MASSACHUSETTS 02210
1-800-544-8544
PROXY STATEMENT AND PROSPECTUS
November 15, 2024
This combined Proxy Statement and Prospectus (Proxy Statement) is furnished to shareholders of Fidelity Simplicity RMD Income FundSM, Fidelity Simplicity RMD 2010 FundSM, Fidelity Simplicity RMD 2015 FundSM, Fidelity Simplicity RMD 2020 FundSM, Fidelity Simplicity RMD 2025 FundSM, and Fidelity Simplicity RMD 2030 FundSM, each a series of Fidelity Income Fund (the trust), in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Special Meeting of Shareholders of Fidelity Simplicity RMD Income FundSM, the Special Meeting of Shareholders of Fidelity Simplicity RMD 2010 FundSM, the Special Meeting of Shareholders of Fidelity Simplicity RMD 2015 FundSM, the Special Meeting of Shareholders of Fidelity Simplicity RMD 2020 FundSM, the Special Meeting of Shareholders of Fidelity Simplicity RMD 2025 FundSM, and the Special Meeting of Shareholders of Fidelity Simplicity RMD 2030 FundSM and at any adjournments thereof (each a Meeting, and together, the Meetings), to be held on December 19, 2024 at 10:00 a.m. Eastern Time (ET). The Board of Trustees and Fidelity Management & Research Company LLC (FMR or the Adviser), each fund’s manager, have determined that the Meetings will be held in a virtual format only. The Meetings will be accessible solely by means of remote audio communication. You will not be able to attend the Meetings in person.
This Proxy Statement and the accompanying proxy card are first being mailed on or about November 15, 2024.
As more fully described in the Proxy Statement, shareholders of each proposed Acquired Fund listed in the following table are being asked to consider and vote on an Agreement and Plan of Reorganization (each an Agreement, and together, the Agreements) relating to the proposed acquisition of the Acquired Fund by the corresponding Acquiring Fund listed in the table.

Proposal	Acquired Fund	Acquiring Fund
1	Fidelity Simplicity RMD Income FundSM	Fidelity Freedom® Blend Income Fund
2	Fidelity Simplicity RMD 2010 FundSM	Fidelity Freedom® Blend 2010 Fund
3	Fidelity Simplicity RMD 2015 FundSM	Fidelity Freedom® Blend 2015 Fund
4	Fidelity Simplicity RMD 2020 FundSM	Fidelity Freedom® Blend 2020 Fund
5	Fidelity Simplicity RMD 2025 FundSM	Fidelity Freedom® Blend 2025 Fund
6	Fidelity Simplicity RMD 2030 FundSM	Fidelity Freedom® Blend 2030 Fund

The transactions contemplated by each Agreement are each referred to as a Reorganization and, together, the Reorganizations. Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for all Reorganizations to be approved for any one of them to occur.
If the Agreement relating to your fund is approved by the fund’s shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund. Your fund will transfer all of its assets to the Acquiring Fund in exchange solely for corresponding shares of beneficial interest of the retail class of the Acquiring Fund and the assumption by the Acquiring Fund of your fund’s liabilities in complete liquidation of your fund. The total value of your fund holdings will not change as a result of the Reorganization. The Reorganizations are currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on January 10, 2025, or such other time and date as the parties to the respective Agreement may agree (the Closing Date). If shareholder approval of the Agreement relating to your fund cannot be achieved, the Board of Trustees has approved a plan of liquidation for each of the Acquired Funds and your fund would liquidate on or about January 10, 2025.
Each of Fidelity Freedom® Blend Income Fund, Fidelity Freedom® Blend 2010 Fund, Fidelity Freedom® Blend 2015 Fund, Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom® Blend 2025 Fund, and Fidelity Freedom® Blend 2030 Fund (together with Fidelity Simplicity RMD Income FundSM, Fidelity Simplicity RMD 2010 FundSM, Fidelity Simplicity RMD 2015 FundSM, Fidelity Simplicity RMD 2020 FundSM, Fidelity Simplicity RMD 2025 FundSM, and Fidelity Simplicity RMD 2030 FundSM (the funds)) are diversified series of Fidelity Aberdeen Street Trust, an open-end management investment company registered with the Securities and Exchange Commission (the SEC). Each of

Fidelity Freedom® Blend Income Fund, Fidelity Freedom® Blend 2010 Fund, and Fidelity Freedom® Blend 2015 Fund seeks high current income and, as a secondary objective, capital appreciation. Each of Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom® Blend 2025 Fund, and Fidelity Freedom® Blend 2030 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. Each of Fidelity Freedom® Blend Income Fund, Fidelity Freedom® Blend 2010 Fund, Fidelity Freedom® Blend 2015 Fund, Fidelity Freedom® Blend 2020 Fund, Fidelity Freedom® Blend 2025 Fund, and Fidelity Freedom® Blend 2030 Fund seeks to achieve its investment objective by investing primarily in a combination of Fidelity U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds), some of which are actively managed and others of which are passively managed, meaning they seek to provide investment results that correspond to the total return of a specific index.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC), NOR HAS THE SECURITIES AND EXCHANGE COMMISSION (SEC) PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Proxy Statement sets forth concisely the information about each Reorganization and each Acquiring Fund that shareholders should know before voting on the proposed Reorganizations. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy statement for legal purposes:
(i)	the Statement of Additional Information dated November 15, 2024, relating to this Proxy Statement;
(ii)	the Summary Prospectus for Fidelity Freedom® Blend Income Fund dated May 30, 2024, relating to Retail Class shares, a copy of which accompanies this Proxy Statement;
(iii)
the Summary Prospectus for Fidelity Freedom® Blend 2010 Fund dated May 30, 2024, relating to Retail Class shares, a copy of which accompanies this Proxy Statement for shareholders of Fidelity Simplicity RMD 2010 FundSM;

(iv)
the Summary Prospectus for Fidelity Freedom® Blend 2015 Fund dated May 30, 2024, relating to Retail Class shares, a copy of which accompanies this Proxy Statement for shareholders of Fidelity Simplicity RMD 2015 FundSM;

(v)
the Summary Prospectus for Fidelity Freedom® Blend 2020 Fund dated May 30, 2024, relating to Retail Class shares, a copy of which accompanies this Proxy Statement for shareholders of Fidelity Simplicity RMD 2020 FundSM;

(vi)
the Summary Prospectus for Fidelity Freedom® Blend 2025 Fund dated May 30, 2024, relating to Retail Class shares, a copy of which accompanies this Proxy Statement for shareholders of Fidelity Simplicity RMD 2025 FundSM;

(vii)
the Summary Prospectus for Fidelity Freedom® Blend 2030 Fund dated May 30, 2024, relating to Retail Class shares, a copy of which accompanies this Proxy Statement for shareholders of Fidelity Simplicity RMD 2030 FundSM;

(viii)	the Prospectus for each Acquiring Fund dated May 30, 2024, relating to Retail Class shares;
(ix)	the Statement of Additional Information for each Acquiring Fund dated May 30, 2024, relating to Retail Class shares;
(x)	the Annual Report for each Acquiring Fund dated March 31, 2024, relating to Retail Class shares;
(xi)	the Prospectus for each Acquired Fund dated September 28, 2024;
(xii)	the Statement of Additional Information for each Acquired Fund dated September 28, 2024;
(xiii)	the Annual Report for each Acquired Fund dated July 31, 2024.
You can obtain copies of the funds’ current Prospectuses, Statements of Additional Information, or annual or semi-annual reports without charge by contacting the trust or Fidelity Aberdeen Street Trust at Fidelity Distributors Company LLC (FDC), 900 Salem Street, Smithfield, Rhode Island 02917, by calling 1-800-544-8544, or you may visit Fidelity’s web site at www.fidelity.com.
The trust and Fidelity Aberdeen Street Trust are subject to the informational requirements of the Securities and Exchange Act of 1934, as amended. Accordingly, each must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549, the SEC’s Northeast Regional Office, 200 Vesey Street, Suite 400, New York, NY 10281-1022, and the SEC’s Midwest Regional Office, 175 W. Jackson Blvd., Suite 1450, Chicago, IL 60604. Such information is also available from the EDGAR database on the SEC’s web site at http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.
An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the funds.

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SYNOPSIS
The following is a summary of certain information contained elsewhere in this Proxy Statement, in each Agreement, and/or in the Prospectus and Statement of Additional Information of each Acquired Fund, as applicable, or the Prospectus and Statement of Additional Information of each Acquiring Fund, each of which are incorporated herein by reference. Shareholders should read the entire Proxy Statement and the Prospectus of the relevant Acquiring Fund carefully for more complete information.
What proposal am I being asked to vote on?
Shareholders of Fidelity Simplicity RMD Income FundSM are being asked to vote on Proposal 1. As more fully described in Proposal 1 below, shareholders of Fidelity Simplicity RMD Income FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Simplicity RMD Income FundSM by Fidelity Freedom® Blend Income Fund.
Shareholders of Fidelity Simplicity RMD 2010 FundSM are being asked to vote on Proposal 2. As more fully described in Proposal 2 below, shareholders of Fidelity Simplicity RMD 2010 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Simplicity RMD 2010 FundSM by Fidelity Freedom® Blend 2010 Fund.
Shareholders of Fidelity Simplicity RMD 2015 FundSM are being asked to vote on Proposal 3. As more fully described in Proposal 3 below, shareholders of Fidelity Simplicity RMD 2015 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Simplicity RMD 2015 FundSM by Fidelity Freedom® Blend 2015 Fund.
Shareholders of Fidelity Simplicity RMD 2020 FundSM are being asked to vote on Proposal 4. As more fully described in Proposal 4 below, shareholders of Fidelity Simplicity RMD 2020 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Simplicity RMD 2020 FundSM by Fidelity Freedom® Blend 2020 Fund.
Shareholders of Fidelity Simplicity RMD 2025 FundSM are being asked to vote on Proposal 5. As more fully described in Proposal 5 below, shareholders of Fidelity Simplicity RMD 2025 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Simplicity RMD 2025 FundSM by Fidelity Freedom® Blend 2025 Fund.
Shareholders of Fidelity Simplicity RMD 2030 FundSM are being asked to vote on Proposal 6. As more fully described in Proposal 6 below, shareholders of Fidelity Simplicity RMD 2030 FundSM are being asked to approve the Agreement relating to the proposed acquisition of Fidelity Simplicity RMD 2030 FundSM by Fidelity Freedom® Blend 2030 Fund.
Approval of each Reorganization will be determined solely by approval of the shareholders of the individual fund affected. It will not be necessary for all Reorganizations to be approved for any one of them to occur.
Shareholders of record as of the close of business on October 21, 2024, will be entitled to vote at a Meeting.
If the Agreement relating to your fund is approved by fund shareholders and the related Reorganization occurs, you will become a shareholder of the corresponding Acquiring Fund instead. Your fund will transfer all of its assets to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of your fund’s liabilities in complete liquidation of your fund. Each shareholder of the Acquired Fund will receive shares of the retail class of the Acquiring Fund. Each Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.

Acquisition of the assets of:	By and in exchange for shares of:
Fidelity Simplicity RMD Income FundSM	Fidelity Freedom® Blend Income Fund
Fidelity Simplicity RMD 2010 FundSM	Fidelity Freedom® Blend 2010 Fund
Fidelity Simplicity RMD 2015 FundSM	Fidelity Freedom® Blend 2015 Fund
Fidelity Simplicity RMD 2020 FundSM	Fidelity Freedom® Blend 2020 Fund
Fidelity Simplicity RMD 2025 FundSM	Fidelity Freedom® Blend 2025 Fund
Fidelity Simplicity RMD 2030 FundSM	Fidelity Freedom® Blend 2030 Fund

For more information, shareholders of Fidelity Simplicity RMD Income FundSM please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2010 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2015 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2020 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 4 – Agreement and Plan of Reorganization.”

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For more information, shareholders of Fidelity Simplicity RMD 2025 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 5 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2030 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 6 – Agreement and Plan of Reorganization.”
Has the Board of Trustees approved the proposal?
Yes. Each fund’s Board of Trustees has carefully reviewed the proposal and approved the Agreement and the Reorganization. The Board of Trustees unanimously recommends that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement.
What are the reasons for the proposals?
The Board of Trustees considered the following factors, among others, in determining to recommend that you vote in favor of your fund’s Reorganization by approving your fund’s Agreement:
•
Each Reorganization will permit shareholders to pursue a similar investment strategy in a fund with similar investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability.

•	Shareholders will experience an expense reduction of 5 to 18 bp, depending on the fund.
•	Each Reorganization will qualify as a tax-free reorganization for federal income tax purposes.
If shareholder approval of the Agreement cannot be achieved for an Acquired Fund, such Acquired Fund will liquidate on or about January 10, 2025.
For more information, shareholders of Fidelity Simplicity RMD Income FundSM please refer to the section entitled “The Proposed Transactions – Proposal 1 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2010 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 2 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2015 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 3 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2020 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 4 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2025 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 5 – Reasons for the Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2030 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 6 – Reasons for the Reorganization.”
How will you determine the number of shares of the Acquiring Fund that I will receive?
Although the number of shares you own will most likely change, the total value of your holdings will not change as a result of your fund’s Reorganization.
As provided in the Agreement relating to each Proposal, each Acquired Fund will distribute shares of the Acquiring Fund to its shareholders so that each shareholder will receive the number of full and fractional shares of the retail class of the Acquiring Fund equal in value to the net asset value of shares of the applicable Acquired Fund held by such shareholder on the Closing Date.
For more information, shareholders of Fidelity Simplicity RMD Income FundSM please refer to the section entitled “The Proposed Transactions – Proposal 1 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2010 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 2 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2015 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 3 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2020 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 4 – Agreement and Plan of Reorganization.”
For more information, shareholders of Fidelity Simplicity RMD 2025 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 5 – Agreement and Plan of Reorganization.”

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For more information, shareholders of Fidelity Simplicity RMD 2030 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 6 – Agreement and Plan of Reorganization.”
What class of shares of the Acquiring Fund will I receive?
Holders of each Acquired Fund will receive retail class shares of the corresponding Acquiring Fund.
Is a Reorganization considered a taxable event for federal income tax purposes?
No. Each fund will receive an opinion of counsel that its Reorganization will not result in any gain or loss for federal income tax purposes either to the Acquired Fund or the Acquiring Fund or to the shareholders of either fund. Any portfolio adjustments to the funds may result in net realized gains which may need to be distributed in the form of taxable distributions to shareholders before and/or after the date of a Reorganization.
For more information, shareholders of Fidelity Simplicity RMD Income FundSM please refer to the section entitled “The Proposed Transactions – Proposal 1 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Simplicity RMD 2010 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 2 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Simplicity RMD 2015 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 3 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Simplicity RMD 2020 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 4 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Simplicity RMD 2025 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 5 – Federal Income Tax Considerations.”
For more information, shareholders of Fidelity Simplicity RMD 2030 FundSM please refer to the section entitled “The Proposed Transactions – Proposal 6 – Federal Income Tax Considerations.”
How do the funds’ investment objectives, strategies, policies, and limitations compare?
Fidelity Simplicity RMD funds are designed for investors who turn age 70 in or near the target date in each fund’s name. The funds are managed assuming that the minimum required distribution is withdrawn at each age. Fidelity Freedom Blend funds are intended for investors who turn age 65 on or near a given target date and are designed for a broader range of customers in accumulation and decumulation. The current neutral asset allocation for each product suite reflects Fidelity’s research and views on customer needs and sensitivities, capital markets, and diversification. The difference in the current neutral asset allocations combined with the difference in customer age at a fund’s target date year (70 versus 65) currently results in similar neutral asset allocations for the same vintage years. Below is additional information on the funds.

Acquired Funds	Acquiring Funds
Fidelity Simplicity RMD Income FundSM	Fidelity Freedom® Blend Income Fund
Fidelity Simplicity RMD 2010 FundSM	Fidelity Freedom® Blend 2010 Fund
Fidelity Simplicity RMD 2015 FundSM	Fidelity Freedom® Blend 2015 Fund
Fidelity Simplicity RMD 2020 FundSM	Fidelity Freedom® Blend 2020 Fund
Fidelity Simplicity RMD 2025 FundSM	Fidelity Freedom® Blend 2025 Fund
Fidelity Simplicity RMD 2030 FundSM	Fidelity Freedom® Blend 2030 Fund

Investment Objective	Investment Objective
Fidelity Simplicity RMD Income Fund seeks high current income and, as a secondary objective, capital appreciation.	Each of Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, and Fidelity Freedom Blend 2015 Fund seeks high current income and, as a secondary objective, capital appreciation.

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Investment Objective	Investment Objective
Each of Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund, and Fidelity Simplicity RMD 2030 Fund seeks total return until its horizon date through a combination of current income and capital growth. Thereafter, the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.

Each of Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2030 Fund seeks high total return until its target retirement date. Thereafter the fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation.

Fidelity Simplicity RMD Income Fund’s, Fidelity Simplicity RMD 2010 Fund’s, Fidelity Simplicity RMD 2015 Fund’s and Fidelity Simplicity RMD 2020 Fund’s investment objectives are fundamental, that is, subject to change only by shareholder vote. Fidelity Simplicity RMD 2025 Fund’s and Fidelity Simplicity RMD 2030 Fund's investment objectives are non-fundamental and may be changed without shareholder approval.
Each fund’s investment objective is non-fundamental and may be changed without shareholder approval.
Each fund’s investment objective is intended to support a payment strategy designed to be implemented through a shareholder’s voluntary participation in a complementary systematic withdrawal plan that will enable shareholders to receive regular payments from a fund based on their expected required minimum distributions from certain types of retirement accounts as mandated by the Internal Revenue Code.

Principal Investment Strategies	Principal Investment Strategies
The Adviser invests each fund’s assets primarily in a combination of Fidelity® funds: U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative. The asset allocation strategy for each fund is designed to seek to achieve the fund’s investment objective consistent with a payment strategy to be administered through a complementary systematic withdrawal plan.

The Adviser invests each fund’s assets primarily in a combination of both actively and passively managed Fidelity® funds: U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). The funds differ primarily due to their asset allocations among these fund types. The passively managed underlying Fidelity® funds seek to provide investment results that correspond to the total return of a specific index. Because each fund allocates its assets among the underlying Fidelity® funds based on fund types rather than on the actual holdings of the underlying Fidelity® funds, each fund may have greater exposure to an asset class to the extent that an underlying Fidelity® fund holds securities of more than one asset class. The neutral asset allocation strategy for each fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

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Principal Investment Strategies	Principal Investment Strategies
The Adviser allocates the assets of each fund (except Fidelity Simplicity RMD Income FundSM) according to a neutral asset allocation strategy that adjusts over time. The year in each fund’s name (horizon date) refers to the approximate year of the 70th birthday of an investor for whom the fund’s asset allocation strategy is designed. For example, Fidelity Simplicity RMD 2030 FundSM, which is designed for investors who will turn age 70 in or within a few years of 2030, has a neutral asset allocation with a majority of its assets invested in U.S. equity funds and international equity funds and less than half of its assets invested in bond funds and short-term funds. By contrast, Fidelity Simplicity RMD 2010 FundSM, which has reached its horizon date, has a neutral asset allocation, with a modest portion of its assets invested in U.S. equity funds and international equity funds and a substantial portion of its assets invested in bond funds and short-term funds.

The Adviser allocates the assets of each fund (except Fidelity Freedom® Blend Income Fund) according to a neutral asset allocation strategy that adjusts over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Fidelity Freedom® Blend 2065 Fund, which is designed for investors planning to retire around the year 2065 and at or around age 65, has a neutral asset allocation with a substantial portion of its assets invested in U.S. equity funds and international equity funds and a modest portion of its assets invested in bond funds. By contrast, Fidelity Freedom® Blend 2005 Fund, which has reached its target retirement year, has a neutral asset allocation with a modest portion of its assets invested in U.S. equity funds and international equity funds and a substantial portion of its assets invested in bond funds and short-term funds.

Fidelity Simplicity RMD Income FundSM allocates the fund’s assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds, but also includes an allocation to U.S. equity funds and international equity funds.

Fidelity Freedom® Blend Income Fund is designed for investors in their retirement years. The Adviser allocates the fund’s assets according to a stable neutral asset allocation that emphasizes bond funds and short-term funds, but also includes an allocation to U.S. equity funds and international equity funds.

The neutral asset allocation shown in the glide path in each fund summary (except Fidelity Simplicity RMD Income FundSM) depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds and represents the Adviser’s view regarding how each fund’s investments should be allocated among the various asset classes over the long term.

The neutral asset allocation shown in the glide path in each fund summary (except Fidelity Freedom® Blend Income Fund) depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds and represents the Adviser’s view regarding how each fund’s investments should be allocated among the various asset classes over the long term.

Each fund’s actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund’s summary, the active asset allocation strategy allows the Adviser to increase or decrease a fund’s asset class exposures relative to its neutral asset allocation by up to 10% for equity funds, bond funds and short-term funds, to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term.

Each fund’s actual allocations may differ to the extent the Adviser employs its active allocation strategy. As discussed in each fund’s summary, the active asset allocation strategy allows the Adviser to increase or decrease a fund’s asset class exposures relative to its neutral asset allocation by up to 10% for equity funds, bond funds and short-term funds, to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term. At no time, however, will a fund’s investments in equity funds exceed 99%.

The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund’s total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.
Same principal strategy.

8

Principal Investment Strategies	Principal Investment Strategies
The Adviser may buy and sell futures contracts (both long and short positions) in each fund in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. Depending on how they are used, these instruments may effectively increase or decrease a fund’s allocation in one or more asset classes. Cash and other short-term instruments used to collateralize futures contracts are included in the short-term funds asset class.
Same principal strategy.
When increasing or decreasing asset allocation to one or more asset classes, the Adviser will correspondingly reduce or increase exposure to the remaining asset classes. For example, if the Adviser’s intermediate term market outlook were to favor fixed income securities, the Adviser may choose to increase each fund’s asset allocation to underlying bond funds by up to 10% from each fund’s neutral asset allocation to bond funds, by correspondingly reducing asset allocation to U.S. and/or international equity funds and/or short-term funds. Conversely, if fixed income investments were to fall out of favor based on the Adviser’s intermediate term market outlook, the Adviser may choose to decrease exposures to underlying bond funds by increasing asset allocation to underlying U.S. and/or international equity funds and/or short-term funds.
Same principal strategy.

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Selecting a Fidelity Simplicity RMD FundSM	Selecting a Fidelity Freedom® Blend Fund
Each fund is designed for investors approaching RMD age and above who turned or will turn age 70 in or within a few years of the applicable fund’s horizon date and plan to gradually withdraw the value of their account in the fund over time (in accordance with minimum distribution requirements as mandated by the Internal Revenue Code and related regulations).
The table below shows the ranges of investor birth years for which each fund was designed.
Birth Year Fund
1937 and earlier  Fidelity Simplicity RMD Income FundSM
1938 - 1942    Fidelity Simplicity RMD 2010 FundSM
1943 - 1947    Fidelity Simplicity RMD 2015 FundSM
1948 - 1952    Fidelity Simplicity RMD 2020 FundSM
1953 - 1957    Fidelity Simplicity RMD 2025 FundSM
1958 - 1962    Fidelity Simplicity RMD 2030 FundSM
In addition to age, there are other considerations relevant to fund selection, including other sources of income after retirement, inflation, other assets available to satisfy your annual required minimum distribution, and risk tolerance. You should also consider that no Fidelity Simplicity RMD FundSM is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. It is important to note that the funds’ asset allocation strategy is designed to operate in conjunction with a payment strategy designed to be implemented through a shareholder’s participation in a systematic withdrawal plan and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

There are many considerations relevant to fund selection, including your individual income replacement goals (i.e., how much income do you expect to need in retirement), other expected income after retirement, inflation, other assets and risk tolerance. You should also consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund or a collection of funds will provide sufficient income in your retirement years. When selecting a fund, in addition to the considerations discussed above, you may wish to consider a fund with a target year near the year in which you anticipate your retirement to begin, having reached the age of at or around 65. It is important to note that the funds’ asset allocation strategy is designed to provide income for shareholders through their retirement years and assumes that an investor will withdraw the value of his or her account gradually after retirement. Meeting your retirement goals is dependent upon many factors, including the amount you save and the period over which you do so. Investors should select the fund that best meets their individual circumstances and investment goals.

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Asset Allocation Framework	Asset Allocation Framework
The following chart illustrates how each fund’s approximate asset allocation (except Fidelity Simplicity RMD Income FundSM) is expected to change over time. The funds’ actual asset allocations may differ from this illustration. The Adviser may modify each fund’s neutral asset allocations from time to time when in the interests of shareholders.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund’s asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10%.
When the neutral asset allocation of a fund matches Fidelity® Simplicity RMD Income Fund’s neutral asset allocation (approximately 10 to 20 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Simplicity RMD Income FundSM, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Simplicity RMD Income FundSM.
The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

The following chart illustrates how each fund’s approximate asset allocation (except Fidelity Freedom® Blend Income Fund) is expected to change over time. The funds’ actual asset allocations may differ from this illustration. The Adviser may modify each fund’s neutral asset allocations from time to time when in the interests of shareholders.

The neutral allocations shown in the glide path do not reflect any decisions made by the Adviser to overweight or underweight a particular asset class based on its market outlook. Each fund’s asset allocation assigned to the asset classes above is not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) 10%.
When the neutral asset allocation of a fund matches Fidelity Freedom® Blend Income Fund’s neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund’s name), the Board of Trustees may combine the fund with Fidelity Freedom® Blend Income Fund, without shareholder approval, and the fund’s shareholders will become shareholders of Fidelity Freedom® Blend Income Fund.
The Adviser may modify the neutral asset allocation strategy and the active asset allocation strategy for any fund from time to time.

Senior Securities Fundamental Policy (Subject to Change Only by Shareholder Vote)	Senior Securities Fundamental Policy (Subject to Change Only by Shareholder Vote)
Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund: The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.
Fidelity Simplicity RMD 2025 Fund, Fidelity Simplicity RMD 2030 Fund: The fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

All Funds: The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

For a comparison of the principal risks associated with the funds’ principal investment strategies, please refer to the section entitled “Comparison of Principal Risk Factors.”
Except as noted above, the funds have the same fundamental and non-fundamental investment policies and limitations.

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For more information about the funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
Following a Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of the corresponding Acquiring Fund.
How do the funds’ management and distribution arrangements compare?
The following summarizes the management and distribution arrangements of each Acquired Fund and its corresponding Acquiring Fund:
Management of the Funds
The principal business address of Fidelity Management & Research Company LLC (FMR), each fund’s manager, is 245 Summer Street, Boston, Massachusetts 02210. As the manager, FMR administers the asset allocation program for each fund and is responsible for handling the business affairs for each fund.
As of December 31, 2023, FMR had approximately $3.9 trillion in discretionary assets under management, and approximately $4.9 trillion when combined with all of its affiliates’ assets under management.
FMR is expected to continue serving as manager of each combined fund after the Reorganizations.
Andrew Dierdorf is Co-Portfolio Manager of each Acquired Fund, which he has managed since 2009 (except Fidelity Simplicity RMD 2025 FundSM and Fidelity Simplicity RMD 2030 FundSM). Mr. Dierdorf has managed Fidelity Simplicity RMD 2025 FundSM since 2019 and has managed Fidelity Simplicity RMD 2030 FundSM since 2022. Mr. Dierdorf is also Co-Portfolio Manager of each Acquiring Fund, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Dierdorf has worked as a portfolio manager.
Brett Sumsion is Co-Portfolio Manager of each Acquired Fund, which he has managed since 2014 (except Fidelity Simplicity RMD 2025 FundSM and Fidelity Simplicity RMD 2030 FundSM). Mr. Sumsion has managed Fidelity Simplicity RMD 2025 FundSM since 2019 and has managed Fidelity Simplicity RMD 2030 FundSM since 2022. Mr. Sumsion is also Co-Portfolio Manager of each Acquiring Fund, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Sumsion has worked as a portfolio manager.
Andrew Dierdorf and Brett Sumsion, who are currently the Co-Portfolio Managers of each Acquired Fund and each Acquiring Fund, are expected to continue to be responsible for portfolio management of each combined fund after each Reorganization.
For information about the compensation of, any other accounts managed by, and any fund shares held by a fund’s portfolio manager(s), please refer to the “Management Contracts” section of each fund’s Statements of Additional Information, which are incorporated herein by reference.
Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.
Each Acquired Fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the fund. The management fee is set by referring to the number of years to the Acquired Fund’s horizon date, determined on the first day of the fund’s current fiscal year, such that the management fees applicable to each Acquired Fund decline as the fund approaches, and then passes, its horizon date.
The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each Acquired Fund’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating the fund, with limited exceptions.
The current management fee, as a percentage of each Acquired Fund’s average net assets, for each Acquired Fund is set forth in the table below:

Fund	Management Fee Rate
Fidelity Simplicity RMD Income FundSM	0.46%
Fidelity Simplicity RMD 2010 FundSM	0.47%
Fidelity Simplicity RMD 2015 FundSM	0.51%
Fidelity Simplicity RMD 2020 FundSM	0.55%
Fidelity Simplicity RMD 2025 FundSM	0.60%
Fidelity Simplicity RMD 2030 FundSM	0.64%

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The basis for the Board of Trustees approving the management contract for each Acquired Fund is available in each Acquired Fund’s semi-annual report for the fiscal period ended January 31, 2024.
Each class of each Acquiring Fund pays an all-inclusive management fee to the Adviser at an annual rate based on the average daily net assets of the class that is set by referring to the Acquiring Fund’s target date such that the management fees applicable to each class of the Acquiring Fund are reduced as the fund approaches, and then passes, its target date.
A different all-inclusive management fee rate is applicable to each class of an Acquiring Fund. The difference between classes is the result of separate arrangements for class level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of an Acquiring Fund’s assets, which do not vary by class.
The all-inclusive management fee is calculated and paid to the Adviser each month. Out of each class’s all-inclusive management fee, the Adviser or an affiliate pays all expenses of managing and operating the Acquiring Fund, with limited exceptions.
The current management fee, as a percentage of the retail class’s average net assets, for each Acquiring Fund is set forth in the table below:

Fund	Retail Class Management Fee Rate
Fidelity Freedom® Blend Income Fund	0.41%
Fidelity Freedom® Blend 2010 Fund	0.41%
Fidelity Freedom® Blend 2015 Fund	0.42%
Fidelity Freedom® Blend 2020 Fund	0.43%
Fidelity Freedom® Blend 2025 Fund	0.45%
Fidelity Freedom® Blend 2030 Fund	0.46%

The basis for the Board of Trustees approving the management contract for each Acquiring Fund will be available in each Acquiring Fund’s Form N-CSRS for the fiscal period ended September 30, 2024.
If a Reorganization is approved, the combined fund will retain the respective Acquiring Fund’s management fee structure.
For more information about fund management, please refer to the “Fund Management” section of the funds’ Prospectuses, and to the “Control of Investment Adviser” and “Management Contracts” sections of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
Distribution of Fund Shares
The principal business address of Fidelity Distributors Company LLC (FDC), each fund’s principal underwriter and distribution agent, is 900 Salem Street, Smithfield, Rhode Island, 02917.
Each Acquired Fund and the retail class of each Acquiring Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. A fund’s Distribution and Service Plan does not authorize payments by the fund other than those that are to be made to FMR under the fund’s management contract.
If any of the Reorganizations are approved, the retail class Distribution and Service Plan for the combined fund will remain unchanged.
For more information about fund distribution, please refer to the “Fund Distribution” section of the funds’ Prospectuses, and to the “Distribution Services” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
How do the funds’ fees and operating expenses compare, and what are the combined fund’s fees and operating expenses estimated to be following the Reorganizations?
The following tables allow you to compare the fees and expenses of each fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund and Class Operating Expenses
The following tables show the fees and expenses of each Acquired Fund and the retail class of each corresponding Acquiring Fund for the 12 months ended March 31, 2024, adjusted to reflect current fees for each Acquired Fund and Acquiring Fund, and the pro forma estimated fees and expenses of the combined funds based on the same time period after giving effect to the Reorganizations. Annual fund or class operating expenses are paid by each fund or class, as applicable.

13

As shown below, the Reorganizations are expected to result in lower total operating expenses for shareholders of each Acquired Fund.

Shareholder fees (fees paid directly from your investment)	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Simplicity RMD Income FundSM	Fidelity Freedom® Blend Income Fund – Retail Class	Fidelity Freedom® Blend Income Fund – Retail Class Pro forma Combined
Management fee	0.46% A	0.41% A	0.41% A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.46%	0.41%	0.41%

A	Adjusted to reflect current fees.

Shareholder fees (fees paid directly from your investment)	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Simplicity RMD 2010 FundSM	Fidelity Freedom® Blend 2010 Fund – Retail Class	Fidelity Freedom® Blend 2010 Fund – Retail Class Pro forma Combined
Management fee	0.47%A	0.41%A	0.41%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.47%	0.41%	0.41%

A	Adjusted to reflect current fees.

Shareholder fees (fees paid directly from your investment)	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Simplicity RMD 2015 FundSM	Fidelity Freedom® Blend 2015 Fund – Retail Class	Fidelity Freedom® Blend 2015 Fund – Retail Class Pro forma Combined
Management fee	0.51%A	0.42%A	0.42%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.51%	0.42%	0.42%

A	Adjusted to reflect current fees.

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Shareholder fees (fees paid directly from your investment)	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Simplicity RMD 2020 FundSM	Fidelity Freedom® Blend 2020 Fund – Retail Class	Fidelity Freedom® Blend 2020 Fund – Retail Class Pro forma Combined
Management fee	0.55%A	0.43%A	0.43%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.55%	0.43%	0.43%

A	Adjusted to reflect current fees.

Shareholder fees (fees paid directly from your investment)	None

Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Simplicity RMD 2025 FundSM	Fidelity Freedom® Blend 2025 Fund – Retail Class	Fidelity Freedom® Blend 2025 Fund – Retail Class Pro forma Combined
Management fee	0.60%A	0.45%A	0.45%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.60%	0.45%	0.45%

A	Adjusted to reflect current fees.
Annual Fund/Class Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Fidelity Simplicity RMD 2030 FundSM	Fidelity Freedom® Blend 2030 Fund – Retail Class	Fidelity Freedom® Blend 2030 Fund – Retail Class Pro forma Combined
Management fee	0.64%A	0.46%A	0.46%A
Distribution and/or Service (12b-1) fees	None	None	None
Other expenses	0.00%	0.00%	0.00%
Total annual operating expenses	0.64%	0.46%	0.46%

A	Adjusted to reflect current fees.
The combined fund pro forma expenses shown above assume that each of the Reorganizations occurs.
Examples of Effect of Fund Expenses
The following tables illustrate the expenses on a hypothetical $10,000 investment in each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return after giving effect to the Reorganizations. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated.

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	Fidelity Simplicity RMD Income FundSM	Fidelity Freedom® Blend Income Fund – Retail Class	Fidelity Freedom® Blend Income Fund – Retail Class Pro forma Combined
1 year	$47	$42	$42
3 years	$148	$132	$132
5 years	$258	$230	$230
10 years	$579	$518	$518

	Fidelity Simplicity RMD 2010 FundSM	Fidelity Freedom® Blend 2010 Fund – Retail Class	Fidelity Freedom® Blend 2010 Fund – Retail Class Pro forma Combined
1 year	$48	$42	$42
3 years	$151	$132	$132
5 years	$263	$230	$230
10 years	$591	$518	$518

	Fidelity Simplicity RMD 2015 FundSM	Fidelity Freedom® Blend 2015 Fund – Retail Class	Fidelity Freedom® Blend 2015 Fund – Retail Class Pro forma Combined
1 year	$53	$43	$43
3 years	$164	$135	$135
5 years	$285	$235	$235
10 years	$640	$530	$530

	Fidelity Simplicity RMD 2020 FundSM	Fidelity Freedom® Blend 2020 Fund – Retail Class	Fidelity Freedom® Blend 2020 Fund – Retail Class Pro forma Combined
1 year	$56	$44	$44
3 years	$176	$138	$138
5 years	$307	$241	$241
10 years	$689	$542	$542

	Fidelity Simplicity RMD 2025 FundSM	Fidelity Freedom® Blend 2025 Fund – Retail Class	Fidelity Freedom® Blend 2025 Fund – Retail Class Pro forma Combined
1 year	$61	$46	$46
3 years	$192	$144	$144
5 years	$335	$252	$252
10 years	$750	$567	$567

	Fidelity Simplicity RMD 2030 FundSM	Fidelity Freedom® Blend 2030 Fund – Retail Class	Fidelity Freedom® Blend 2030 Fund – Retail Class Pro forma Combined
1 year	$65	$47	$47
3 years	$205	$148	$148
5 years	$357	$258	$258
10 years	$798	$579	$579

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any fund.
The combined fund pro forma expenses shown above assume that each of the Reorganizations occurs.
Do the procedures for purchasing and redeeming shares of the funds differ?
For each Acquired Fund and each corresponding Acquiring Fund you may buy or sell shares through a Fidelity® brokerage account, through a retirement account, or through an investment professional. For each Acquiring Fund you may also buy or sell shares through a Fidelity® mutual fund account.

16

Except as noted above, each Acquired Fund and the corresponding Acquiring Fund has the same procedures for purchasing and redeeming shares.
Effective the close of business on August 8, 2024, each Acquired Fund closed to new accounts pending the Reorganizations. Shareholders of each Acquired Fund as of that date can continue to purchase shares of their respective fund. Investors who did not own shares of an Acquired Fund on August 8, 2024 generally will not be allowed to buy shares of the Acquired Fund except that new Acquired Fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the Acquired Fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by August 8, 2024, 2) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the Acquired Fund in their discretionary account program since August 8, 2024, 3) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, 4) by a portfolio manager of the Acquired Fund, and 5) by a fee deferral plan offered to trustees of certain Fidelity funds, if the Acquired Fund is an investment option under the plan. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Effective after the close of business on or about January 9, 2025, new positions in each Acquired Fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Acquired Fund’s related Reorganization takes place. Shareholders of each Acquired Fund may redeem shares of their respective fund through the Closing Date of their fund’s Reorganization.
For more information about the procedures for purchasing and redeeming the funds’ shares, including a description of the policies and procedures designed to discourage excessive or short-term trading of fund shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
Will I be able to continue in the systematic withdrawal plan?
Yes, if you have elected to participate in the systematic withdrawal plan for your investment in an Acquired Fund, your elections will continue with the Acquiring Fund after your fund’s Reorganization takes place.
Do the funds’ exchange privileges differ?
No. The exchange privileges currently offered by each Acquired Fund and the corresponding Acquiring Fund are the same. If a Reorganization is approved, the exchange privilege offered by the combined fund will remain unchanged.
For more information about the funds’ exchange privileges, please refer to the “Exchanging Shares” section of the funds’ Prospectuses, and to the “Buying, Selling and Exchanging Information” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
Do the funds’ dividend and distribution policies differ?
The funds’ dividend and distribution policies differ.
Each Acquired Fund normally declares and pays dividends in February, March, April, May, June, July, August, September, October, November, and December and pays capital gain distributions in September and December.
Each Acquiring Fund normally declares and pays dividends in May and December, except for Fidelity Freedom® Blend Income Fund which normally declares and pays dividends in February, March, April, May, June, July, August, September, October, November, and December. Each Acquiring Fund pays capital gain distributions in May and December.
If the Reorganizations are approved, the dividend and distribution policies of each combined fund will be the same as the current dividend and distribution policies of the corresponding Acquiring Fund.
On or before the Closing Date, each Acquired Fund may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.
For more information about the funds’ dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of the funds’ Prospectuses, and to the “Distributions and Taxes” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
Who bears the expenses associated with the Reorganizations?
For each Acquired Fund, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal, or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with each Reorganization. Any transaction costs associated with portfolio adjustments to an Acquired Fund and an Acquiring Fund due to the respective Reorganization that occur prior to the Closing Date will be borne by such Acquired Fund and such Acquiring Fund, respectively. Any transaction costs

17

associated with portfolio adjustments to an Acquiring Fund due to the respective Reorganization that occur after the Closing Date and any additional merger-related costs attributable to such Acquiring Fund that occur after the Closing Date will be borne by the respective Acquiring Fund.
For more information, please refer to the section entitled “Voting Information – Solicitation of Proxies; Expenses.”
COMPARISON OF RISK FACTORS
What risks are associated with an investment in each of the funds?
Many factors affect each fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund’s performance. A fund’s share price changes daily based on the performance of the underlying Fidelity® funds in which it invests. The ability of each fund to meet its investment objective is directly related to its asset allocation among underlying Fidelity® funds and the ability of those funds to meet their investment objectives.
The following are the risks included in the summary prospectuses for the funds, except for the following: (i) “Growth” Investing and “Value” Investing are not included for Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Freedom Blend Income Fund and Fidelity Freedom Blend 2010 Fund; (ii) Inflation-Protected Debt Exposure is not included for Fidelity Simplicity RMD 2025 Fund, Fidelity Simplicity RMD 2030 Fund, Fidelity Freedom Blend 2025 Fund and Fidelity Freedom Blend 2030 Fund; and (iii) Securities Lending Risk is only included for Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund and Fidelity Freedom Blend 2030 Fund. Because the funds have similar investment objectives and strategies as described above, the funds are subject to similar risks.

Fidelity Simplicity RMD Funds	Fidelity Freedom Blend Funds
Asset Allocation Risk. The fund is subject to risks resulting from the Adviser’s asset allocation decisions. If the Adviser’s asset allocation strategy does not work as intended, the fund may not achieve its objective. If the fund is unable to achieve its objective, the payment strategy may not work as intended. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Asset Allocation Risk. The fund is subject to risks resulting from the Adviser’s asset allocation decisions. The selection of underlying funds and the allocation of the fund’s assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund’s active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.

Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.	Same summary prospectus risk.
Simplicity RMD Income Fund:
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
Simplicity RMD 2010 Fund, Simplicity RMD 2015 Fund, Simplicity RMD 2020 Fund, Simplicity RMD 2025 Fund, Simplicity RMD 2030 Fund:
Stock Market Volatility. The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s horizon date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Freedom Blend Income Fund:
Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
Freedom Blend 2010 Fund, Freedom Blend 2015 Fund, Freedom Blend 2020 Fund, Freedom Blend 2025 Fund, Freedom Blend 2030 Fund:
Stock Market Volatility. The Adviser will continue to invest the fund’s assets in equity funds in the years following the fund’s target retirement date in an effort to achieve the fund’s overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

18

Fidelity Simplicity RMD Funds	Fidelity Freedom Blend Funds
Simplicity RMD Income Fund, Simplicity RMD 2010 Fund, Simplicity RMD 2015 Fund, Simplicity RMD 2020 Fund:
Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
Simplicity RMD 2025 Fund, Simplicity RMD 2030 Fund:
Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
All Funds: Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
Same summary prospectus risk.
Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.	Same summary prospectus risk.
Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.	Same summary prospectus risk.
Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

19

Fidelity Simplicity RMD Funds	Fidelity Freedom Blend Funds
Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
Same summary prospectus risk.
Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
Same summary prospectus risk.
Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.	Same summary prospectus risk.
“Growth” Investing. “Growth” stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.	Same summary prospectus risk.
“Value” Investing. “Value” stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.	Same summary prospectus risk.
Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
Same summary prospectus risk.
Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
Same summary prospectus risk.

20

Fidelity Simplicity RMD Funds	Fidelity Freedom Blend Funds
Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund’s positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as “daily price fluctuation limits” or “daily limits.” Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
Same summary prospectus risk.
No corresponding summary prospectus risk.
Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, an underlying fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

For more information about the risks associated with an investment in the funds, please refer to the “Investment Details” section of the funds’ Prospectuses, and to the “Investment Policies and Limitations” section of the funds’ Statements of Additional Information, each of which are incorporated herein by reference.
How do the funds compare in terms of their performance?
The following information provides some indication of the risks associated with an investment in the funds.
Fidelity Simplicity RMD Income FundSM:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund’s historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund’s current pricing structure.
Visit www.fidelity.com for more recent performance information.

21

Year-by-Year Returns

2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
5.34%	-0.26%	5.93%	7.91%	-1.80%	10.63%	8.97%	3.14%	-11.33%	8.31%

20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*6.43%*	*December 31, 2023*
Lowest Quarter Return	*-6.14%*	*June 30, 2022*
Year-to-Date Return	*6.98%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD Income FundSM
Return Before Taxes	8.31%	3.61%	3.48%
Return After Taxes on Distributions	7.07%	2.31%	2.22%
Distributions and Sale of Fund Shares	4.97%	2.37%	2.32%
Fidelity Simplicity RMD Income Composite IndexSM (reflects no deduction for fees or expenses)	8.47%	3.68%	3.73%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%

Fidelity Simplicity RMD 2010 FundSM:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund’s historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund’s current pricing structure.
Visit www.fidelity.com for more recent performance information.

22

Year-by-Year Returns

2014	2015	2016	2017	2018	2019	2020	2021	2022	2023
5.81%	-0.09%	6.97%	11.02%	-2.89%	12.76%	9.97%	4.39%	-13.10%	10.09%

20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*7.89%*	*June 30, 2020*
Lowest Quarter Return	*-8.04%*	*June 30, 2022*
Year-to-Date Return	*8.24%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2010 FundSM
Return Before Taxes	10.09%	4.37%	4.21%
Return After Taxes on Distributions	8.97%	3.06%	2.71%
Return After Taxes on Distributions and Sale of Fund Shares	6.06%	2.99%	2.89%
Fidelity Simplicity RMD 2010 Composite IndexSM (reflects no deduction for fees or expenses)	10.15%	4.38%	4.47%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%

Fidelity Simplicity RMD 2015 FundSM:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund’s historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund’s current pricing structure.
Visit www.fidelity.com for more recent performance information.

23

Year-by-Year Returns

2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
5.79%
-0.02%
7.06%
12.52%
-3.81%
14.71%
11.33%
6.04%
-14.53%
11.62%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.60%	June 30, 2020
Lowest Quarter Return	-9.47%	June 30, 2022
Year-to-Date Return	9.53%	September 30, 2024

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2015 FundSM
Return Before Taxes	11.62%	5.26%	4.70%
Return After Taxes on Distributions	10.58%	3.92%	3.28%
Return After Taxes on Distributions and Sale of Fund Shares	6.99%	3.72%	3.32%
Fidelity Simplicity RMD 2015 Composite IndexSM (reflects no deduction for fees or expenses)	11.61%	5.24%	4.97%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%

Fidelity Simplicity RMD 2020 FundSM:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Prior to June 1, 2017, the fund operated under certain different investment policies and a different pricing structure. The fund’s historical performance prior to June 1, 2017 may not represent its current investment policies and does not reflect the fund’s current pricing structure.
Visit www.fidelity.com for more recent performance information.

24

Year-by-Year Returns

2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
5.81%
0.07%
7.08%
13.94%
-4.72%
16.68%
12.63%
7.74%
-15.96%
13.15%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*11.29%*	*June 30, 2020*
Lowest Quarter Return	*-11.05%*	*March 31, 2020*
Year-to-Date Return	*10.74%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2020 FundSM
Return Before Taxes	13.15%	6.13%	5.18%
Return After Taxes on Distributions	12.23%	4.78%	3.77%
Return After Taxes on Distributions and Sale of Fund Shares	7.93%	4.44%	3.72%
Fidelity Simplicity RMD 2020 Composite IndexSM (reflects no deduction for fees or expenses)	13.07%	6.08%	5.46%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%

Fidelity Simplicity RMD 2025 FundSM:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.

25

Year-by-Year Returns

2020
2021
2022
2023
13.70%
9.22%
-16.46%
14.25%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*12.65%*	*June 30, 2020*
Lowest Quarter Return	*-12.80%*	*March 31, 2020*
Year-to-Date Return	*11.74%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Life of fund
Fidelity Simplicity RMD 2025 FundSM
Return Before Taxes	14.25%	5.71%A
Return After Taxes on Distributions	13.42%	4.37%A
Return After Taxes on Distributions and Sale of Fund Shares	8.61%	4.09%A
Fidelity Simplicity RMD 2025 Composite IndexSM (reflects no deduction for fees or expenses)	14.23%	5.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	14.01%

A	From August 16, 2019.
Fidelity Simplicity RMD 2030 FundSM:
The information illustrates the performance of the fund’s shares over the past year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.

26

Year-by-Year Returns

2023
15.53%
20%
10%
0%
-10%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	9.75%	December 31, 2023
Lowest Quarter Return	-3.81%	September 30, 2023
Year-to-Date Return	12.62%	September 30, 2024

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Life of fund
Fidelity Simplicity RMD 2030 FundSM
Return Before Taxes	15.53%	13.15%A
Return After Taxes on Distributions	14.66%	12.30%A
Return After Taxes on Distributions and Sale of Fund Shares	9.43%	9.79%A
Fidelity Simplicity RMD 2030 Composite IndexSM (reflects no deduction for fees, expenses, or taxes)	15.41%	12.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	23.40%

A	From December 15, 2022.
Fidelity Freedom® Blend Income Fund:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the fund’s prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.

27

Year-by-Year Returns

2019
2020
2021
2022
2023
10.47%
8.57%
2.83%
-11.70%
8.07%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*6.55%*	*December 31, 2023*
Lowest Quarter Return	*-6.14%*	*June 30, 2022*
Year-to-Date Return	*6.75%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Life of class
Fidelity Freedom® Blend Income Fund
Return Before Taxes	8.07%	3.31%	2.68%A
Return After Taxes on Distributions	6.89%	2.15%	1.50%A
Return After Taxes on Distributions and Sale of Fund Shares	4.84%	2.17%	1.67%A
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.22%
Fidelity Freedom® Income Composite IndexSM (reflects no deduction for fees or expenses)	8.47%	3.68%	3.05%

A	From August 31, 2018.
Fidelity Freedom® Blend 2010 Fund:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.

28

Year-by-Year Returns

2019
2020
2021
2022
2023
14.47%
10.58%
5.16%
-13.54%
9.63%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*8.43%*	*June 30, 2020*
Lowest Quarter Return	*-7.97%*	*June 30, 2022*
Year-to-Date Return	*7.82%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Life of class
Fidelity Freedom® Blend 2010 Fund
Return Before Taxes	9.63%	4.76%	3.53%A
Return After Taxes on Distributions	8.59%	3.45%	2.20%A
Return After Taxes on Distributions and Sale of Fund Shares	5.81%	3.33%	2.35%A
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.22%
Fidelity Freedom® 2010 Composite IndexSM (reflects no deduction for fees or expenses)	9.96%	5.02%	3.80%

A	From August 31, 2018.
Fidelity Freedom® Blend 2015 Fund:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.

29

Year-by-Year Returns

2019
2020
2021
2022
2023
16.60%
11.96%
6.90%
-15.15%
11.25%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*10.14%*	*June 30, 2020*
Lowest Quarter Return	*-9.84%*	*March 31, 2020*
Year-to-Date Return	*9.04%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Life of class
Fidelity Freedom® Blend 2015 Fund
Return Before Taxes	11.25%	5.67%	4.11%A
Return After Taxes on Distributions	10.23%	4.26%	2.70%A
Return After Taxes on Distributions and Sale of Fund Shares	6.80%	4.06%	2.81%A
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.22%
Fidelity Freedom® 2015 Composite IndexSM (reflects no deduction for fees or expenses)	11.41%	5.87%	4.32%

A	From August 31, 2018.
Fidelity Freedom® Blend 2020 Fund:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.

30

Year-by-Year Returns

2019
2020
2021
2022
2023
18.42%
13.17%
8.59%
-16.59%
12.71%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*11.67%*	*June 30, 2020*
Lowest Quarter Return	*-11.84%*	*March 31, 2020*
Year-to-Date Return	*10.23%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Life of class
Fidelity Freedom® Blend 2020 Fund
Return Before Taxes	12.71%	6.47%	4.65%A
Return After Taxes on Distributions	11.76%	5.04%	3.24%A
Return After Taxes on Distributions and Sale of Fund Shares	7.70%	4.71%	3.27%A
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.22%
Fidelity Freedom® 2020 Composite IndexSM (reflects no deduction for fees or expenses)	12.87%	6.64%	4.81%

A	From August 31, 2018.
Fidelity Freedom® Blend 2025 Fund:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.

31

Year-by-Year Returns

2019
2020
2021
2022
2023
20.03%
14.19%
9.69%
-17.28%
14.04%
30%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*12.92%*	*June 30, 2020*
Lowest Quarter Return	*-13.33%*	*March 31, 2020*
Year-to-Date Return	*11.30%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Life of class
Fidelity Freedom® Blend 2025 Fund
Return Before Taxes	14.04%	7.24%	5.17%A
Return After Taxes on Distributions	13.19%	5.85%	3.77%A
Return After Taxes on Distributions and Sale of Fund Shares	8.51%	5.34%	3.67%A
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	11.68%
Fidelity Freedom® 2025 Composite IndexSM (reflects no deduction for fees or expenses)	14.07%	7.35%	5.27%

A	From August 31, 2018.
Fidelity Freedom® Blend 2030 Fund:
The information illustrates the changes in the performance of the fund’s shares from year to year and compares the performance of the fund’s shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund’s investment strategies. Index descriptions appear in the “Additional Index Information” section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.

32

Year-by-Year Returns

2019
2020
2021
2022
2023
22.59%
15.10%
11.11%
-17.53%
15.29%
30%
20%
10%
0%
-10%
-20%

During the periods shown in the chart:	*Returns*	*Quarter ended*
Highest Quarter Return	*14.72%*	*June 30, 2020*
Lowest Quarter Return	*-15.52%*	*March 31, 2020*
Year-to-Date Return	*12.24%*	*September 30, 2024*

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2023	Past 1 year	Past 5 years	Life of class
Fidelity Freedom® Blend 2030 Fund
Return Before Taxes	15.29%	8.31%	5.79%A
Return After Taxes on Distributions	14.49%	6.91%	4.35%A
Return After Taxes on Distributions and Sale of Fund Shares	9.27%	6.22%	4.18%A
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	11.68%
Fidelity Freedom® 2030 Composite IndexSM (reflects no deduction for fees or expenses)	15.26%	8.35%	5.85%

A	From August 31, 2018.

33

THE PROPOSED TRANSACTIONS
PROPOSAL 1
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY SIMPLICITY RMD INCOME FUNDSM AND FIDELITY FREEDOM® BLEND INCOME FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 1; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend Income Fund acquiring as of the Closing Date all of the assets of Fidelity Simplicity RMD Income FundSM in exchange solely for shares of the retail class of Fidelity Freedom® Blend Income Fund and the assumption by Fidelity Freedom® Blend Income Fund of Fidelity Simplicity RMD Income FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend Income Fund to the shareholders of Fidelity Simplicity RMD Income FundSM as provided for in the Agreement.
The value of Fidelity Simplicity RMD Income FundSM’s assets to be acquired by Fidelity Freedom® Blend Income Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend Income Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend Income Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend Income Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend Income Fund will deliver to Fidelity Simplicity RMD Income FundSM, and Fidelity Simplicity RMD Income FundSM will distribute to its shareholders of record, corresponding shares of the retail class of Fidelity Freedom® Blend Income Fund so that each Fidelity Simplicity RMD Income FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend Income Fund equal in value to the aggregate net asset value of shares of Fidelity Simplicity RMD Income FundSM; Fidelity Simplicity RMD Income FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Simplicity RMD Income FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of the retail class of Fidelity Freedom® Blend Income Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend Income Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend Income FundSM in a name other than that of the registered holder of the shares on the books of Fidelity Simplicity RMD Income FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Simplicity RMD Income FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Simplicity RMD Income FundSM is liquidated.
For Fidelity Simplicity RMD Income Fund, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Simplicity RMD Income FundSM are permissible investments for Fidelity Freedom® Blend Income Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Simplicity RMD Income FundSM and Fidelity Freedom® Blend Income Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Simplicity RMD Income FundSM and Fidelity Freedom® Blend Income Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend Income Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend Income Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend Income Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Simplicity RMD Income FundSM or Fidelity Freedom® Blend Income Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Simplicity RMD Income FundSM shareholders’ interests may be made subsequent to the Meeting.

34

Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;
(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on July 18, 2024. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Simplicity RMD Income FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 5 bp. FMR also advised the Board that the Reorganization may benefit Freedom® Blend Income Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend Income Fund maintain competitive pricing.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Simplicity RMD Income FundSM will liquidate on or about January 10, 2025.
Description of the Securities to be Issued
Holders of Fidelity Simplicity RMD Income FundSM will receive, respectively, retail class shares of Fidelity Freedom® Blend Income Fund.
Fidelity Freedom® Blend Income Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend Income Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend Income Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend Income Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend Income Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend Income Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend Income Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Simplicity RMD Income FundSM shareholders that have their Fidelity Simplicity RMD Income FundSM shares exchanged for Fidelity Freedom® Blend

35

Income Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Simplicity RMD Income FundSM’s assets for Fidelity Freedom® Blend Income Fund’s shares and the assumption of the liabilities of Fidelity Simplicity RMD Income FundSM by Fidelity Freedom® Blend Income Fund is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Simplicity RMD Income FundSM and Fidelity Freedom® Blend Income Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend Income Fund of substantially all of the assets of Fidelity Simplicity RMD Income FundSM in exchange solely for Fidelity Freedom® Blend Income Fund shares and the assumption by Fidelity Freedom® Blend Income Fund of all liabilities of Fidelity Simplicity RMD Income FundSM followed by the distribution of Fidelity Freedom® Blend Income Fund shares to the Fidelity Simplicity RMD Income FundSM shareholders in exchange for their Fidelity Simplicity RMD Income FundSM shares in complete liquidation and termination of Fidelity Simplicity RMD Income FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Simplicity RMD Income FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend Income Fund in exchange solely for Fidelity Freedom® Blend Income Fund shares and the assumption by Fidelity Freedom® Blend Income Fund of all liabilities of Fidelity Simplicity RMD Income FundSM, except that Fidelity Simplicity RMD Income FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Simplicity RMD Income FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend Income Fund shares received by Fidelity Simplicity RMD Income FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend Income Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Simplicity RMD Income FundSM in exchange solely for Fidelity Freedom® Blend Income Fund shares and the assumption of all liabilities of Fidelity Simplicity RMD Income FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend Income Fund of the assets of Fidelity Simplicity RMD Income FundSM received by Fidelity Freedom® Blend Income Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Simplicity RMD Income FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend Income Fund’s holding periods with respect to the assets of Fidelity Simplicity RMD Income FundSM that Fidelity Freedom® Blend Income Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Simplicity RMD Income FundSM (except where investment activities of Fidelity Freedom® Blend Income Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Simplicity RMD Income FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend Income Fund shares in exchange solely for Fidelity Simplicity RMD Income FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend Income Fund shares received by a Fidelity Simplicity RMD Income FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Simplicity RMD Income FundSM shares surrendered by the Fidelity Simplicity RMD Income FundSM shareholder in exchange therefor; and
(ix) A Fidelity Simplicity RMD Income FundSM shareholder’s holding period for the Fidelity Freedom® Blend Income Fund shares received by the Fidelity Simplicity RMD Income FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Simplicity RMD Income FundSM shareholder held Fidelity Simplicity RMD Income FundSM shares surrendered in exchange therefor, provided that the Fidelity Simplicity RMD Income FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Simplicity RMD Income FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend Income Fund, and each Fidelity Simplicity RMD Income FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Simplicity RMD Income FundSM shares and the fair market value of the Fidelity Freedom® Blend Income Fund shares it received.

36

The Reorganization is expected to end the tax year of Fidelity Simplicity RMD Income FundSM, which could accelerate distributions to shareholders from Fidelity Simplicity RMD Income FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Simplicity RMD Income FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.
The table below shows each fund’s approximate net assets, net realized gains/losses (including any capital loss carryforwards) and net unrealized gains/losses as of May 31, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Simplicity RMD Income FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend Income Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend Income Fund’s ability to use Fidelity Simplicity RMD Income FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of May 31, 2024 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Simplicity RMD Income FundSM	July 31	$29.5	$(1.6)	$(1.3)
Fidelity Freedom® Blend Income Fund	March 31	$94.7	$(2.8)	$(3.9)

Shareholders of Fidelity Simplicity RMD Income FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Simplicity RMD Income FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend Income Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Simplicity RMD Income FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder

37

incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Acquired Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend Income Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend Income Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend Income Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend Income Fund in their current capacities. Andrew Dierdorf and Brett Sumsion, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend Income Fund and Fidelity Simplicity RMD Income Fund, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend Income Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Simplicity RMD Income FundSM and the retail class of Fidelity Freedom® Blend Income Fund as of September 30 , 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30 , 2024, the net assets of Fidelity Simplicity RMD Income FundSM were $28,994,110 or 552.9% of the retail class of Fidelity Freedom® Blend Income Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend Income Fund as of September 30, 2024.

	Net Assets[1]	Net Asset Value Per Share	Shares Outstanding
Fidelity Simplicity RMD Income FundSM2	$28,994,110	$57.72	502,340
Fidelity Freedom® Blend Income Fund – Retail Class	$ 5,243,944	$10.16	516,226
Fidelity Freedom® Blend Income Fund – Retail Class Pro Forma Combined[3]	$34,238,054	$10.16	3,369,977
Fidelity Freedom® Blend Income Fund – Class A	$ 3,185,299	$10.15	313,966
Fidelity Freedom® Blend Income Fund – Class C	$ 357,539	$10.02	35,684
Fidelity Freedom® Blend Income Fund – Class I	$ 1,347,557	$10.16	132,621
Fidelity Freedom® Blend Income Fund – Class M	$ 176,287	$10.14	17,388
Fidelity Freedom® Blend Income Fund – Class Z	$ 1,497,151	$10.16	147,399
Fidelity Freedom® Blend Income Fund – Class K	$ 3,516,485	$10.16	346,207
Fidelity Freedom® Blend Income Fund – Class K6	$84,379,903	$10.16	8,301,364
Fidelity Freedom® Blend Income Fund – Premier Class	$31,966,575	$10.16	3,147,211

[1]	Total net assets as of September 30, 2024 were $28,994,110 for Fidelity Simplicity RMD Income FundSM and $131,670,740 for Fidelity Freedom® Blend Income Fund.
[2]
Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $42,000. Pursuant to the fund’s all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization.

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[3]
Shares outstanding have been adjusted for the accumulated change in the number of shares of the Fidelity Freedom® Blend Income Fund and the Fidelity Simplicity RMD Income FundSM’s net asset value per share assuming the Reorganization would have taken place on September 30 , 2024.

The table above assumes that the Reorganization described in this Proposal 1 occurred on September 30 , 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend Income Fund shares will be received by shareholders of Fidelity Simplicity RMD Income FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend Income Fund that actually will be received on or after that date.
Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on July 18, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Simplicity RMD Income FundSM and Fidelity Freedom® Blend Income Fund and that the interests of existing shareholders of Fidelity Simplicity RMD Income FundSM and Fidelity Freedom® Blend Income Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Simplicity RMD Income FundSM and the fund would liquidate on or about January 10, 2025.
The Board of Trustees of Fidelity Simplicity RMD Income FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 2
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY SIMPLICITY RMD 2010 FUNDSM AND FIDELITY FREEDOM® BLEND 2010 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 2; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2010 Fund acquiring as of the Closing Date all of the assets of Fidelity Simplicity RMD 2010 FundSM in exchange solely for shares of the retail class of Fidelity Freedom® Blend 2010 Fund and the assumption by Fidelity Freedom® Blend 2010 Fund of Fidelity Simplicity RMD 2010 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2010 Fund to the shareholders of Fidelity Simplicity RMD 2010 FundSM as provided for in the Agreement.
The value of Fidelity Simplicity RMD 2010 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2010 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2010 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2010 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2010 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2010 Fund will deliver to Fidelity Simplicity RMD 2010 FundSM, and Fidelity Simplicity RMD 2010 FundSM will distribute to its shareholders of record, corresponding shares of the retail class of Fidelity Freedom® Blend 2010 Fund so that each Fidelity Simplicity RMD 2010 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2010 Fund equal in value to the aggregate net asset value of shares of Fidelity Simplicity RMD 2010 FundSM; Fidelity Simplicity RMD 2010 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Simplicity RMD 2010 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of the retail class of Fidelity Freedom® Blend 2010 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2010 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2010 FundSM in a name other than that of the registered holder of the shares on the books of Fidelity Simplicity RMD 2010 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Simplicity RMD 2010 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Simplicity RMD 2010 FundSM is liquidated.
For Fidelity Simplicity RMD 2010 Fund, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Simplicity RMD 2010 FundSM are permissible investments for Fidelity Freedom® Blend 2010 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Simplicity RMD 2010 Fund and Fidelity Freedom® Blend 2010 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Simplicity RMD 2010 FundSM and Fidelity Freedom® Blend 2010 Fund, respectively. Any transaction costs associated with portfolio adjustments to Freedom® Blend 2010 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2010 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2010 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Simplicity RMD 2010 FundSM or Fidelity Freedom® Blend 2010 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Simplicity RMD 2010 FundSM shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;

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(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on July 18, 2024. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Simplicity RMD 2010 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 6 bp. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2010 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2010 Fund maintain competitive pricing.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Simplicity RMD 2010 FundSM will liquidate on or about January 10, 2025.
Description of the Securities to be Issued
Holders of Fidelity Simplicity RMD 2010 FundSM will receive, respectively, retail class shares of Fidelity Freedom® Blend 2010 Fund.
Fidelity Freedom® Blend 2010 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2010 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2010 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2010 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2010 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2010 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2010 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Simplicity RMD 2010 FundSM shareholders that have their Fidelity Simplicity RMD 2010 FundSM shares exchanged for Fidelity Freedom® Blend 2010 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Simplicity RMD 2010 FundSM’s assets for Fidelity Freedom® Blend 2010 Fund’s shares and the assumption of the liabilities of Fidelity Simplicity RMD 2010 FundSM by Fidelity Freedom® Blend 2010 Fund is intended to qualify for federal income tax

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purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Simplicity RMD 2010 FundSM and Fidelity Freedom® Blend 2010 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2010 Fund of substantially all of the assets of Fidelity Simplicity RMD 2010 FundSM in exchange solely for Fidelity Freedom® Blend 2010 Fund shares and the assumption by Fidelity Freedom® Blend 2010 Fund of all liabilities of Fidelity Simplicity RMD 2010 FundSM followed by the distribution of Fidelity Freedom® Blend 2010 Fund shares to the Fidelity Simplicity RMD 2010 FundSM shareholders in exchange for their Fidelity Simplicity RMD 2010 FundSM shares in complete liquidation and termination of Fidelity Simplicity RMD 2010 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Simplicity RMD 2010 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2010 Fund in exchange solely for Fidelity Freedom® Blend 2010 Fund shares and the assumption by Fidelity Freedom® Blend 2010 Fund of all liabilities of Fidelity Simplicity RMD 2010 FundSM, except that Fidelity Simplicity RMD 2010 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Simplicity RMD 2010 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2010 Fund shares received by Fidelity Simplicity RMD 2010 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2010 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Simplicity RMD 2010 FundSM in exchange solely for Fidelity Freedom® Blend 2010 Fund shares and the assumption of all liabilities of Fidelity Simplicity RMD 2010 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2010 Fund of the assets of Fidelity Simplicity RMD 2010 FundSM received by Fidelity Freedom® Blend 2010 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Simplicity RMD 2010 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2010 Fund’s holding periods with respect to the assets of Fidelity Simplicity RMD 2010 FundSM that Fidelity Freedom® Blend 2010 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Simplicity RMD 2010 FundSM (except where investment activities of Fidelity Freedom® Blend 2010 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Simplicity RMD 2010 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2010 Fund shares in exchange solely for Fidelity Simplicity RMD 2010 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2010 Fund shares received by a Fidelity Simplicity RMD 2010 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Simplicity RMD 2010 FundSM shares surrendered by the Fidelity Simplicity RMD 2010 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Simplicity RMD 2010 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2010 Fund shares received by the Fidelity Simplicity RMD 2010 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Simplicity RMD 2010 FundSM shareholder held Fidelity Simplicity RMD 2010 FundSM shares surrendered in exchange therefor, provided that the Fidelity Simplicity RMD 2010 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Simplicity RMD 2010 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2010 Fund, and each Fidelity Simplicity RMD 2010 FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Simplicity RMD 2010 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2010 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Simplicity RMD 2010 FundSM, which could accelerate distributions to shareholders from Fidelity Simplicity RMD 2010 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Simplicity RMD 2010 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.

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The table below shows each fund’s approximate net assets, net realized gains/losses (including any capital loss carryforwards) and net unrealized gains/losses as of May 31, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Simplicity RMD 2010 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2010 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2010 Fund’s ability to use Fidelity Simplicity RMD 2010 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of May 31, 2024 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Simplicity RMD 2010 FundSM	July 31	$10.1	$(0.4)	$(0.2)
Fidelity Freedom® Blend 2010 Fund	March 31	$83.8	$(2.1)	$(2.1)

Shareholders of Fidelity Simplicity RMD 2010 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Simplicity RMD 2010 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2010 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Simplicity RMD 2010 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders

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except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Acquired Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2010 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2010 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2010 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2010 Fund in their current capacities. Andrew Dierdorf and Brett Sumsion, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2010 Fund and Fidelity Simplicity RMD 2010 FundSM, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2010 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Simplicity RMD 2010 FundSM and the retail class of Fidelity Freedom® Blend 2010 Fund as of September 30 , 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30 , 2024, the net assets of Fidelity Simplicity RMD 2010 FundSM were $10,011,067 or 190.9% of the retail class of Fidelity Freedom® Blend 2010 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2010 Fund as of September 30, 2024.

	Net Assets[1]	Net Asset Value Per Share	Shares Outstanding
Fidelity Simplicity RMD 2010 FundSM2	$10,011,067	$54.40	184,042
Fidelity Freedom® Blend 2010 Fund – Retail Class	$5,244,422	$10.45	502,027
Fidelity Freedom® Blend 2010 Fund – Retail Class Pro Forma Combined[3]	$15,255,489	$10.45	1,460,024
Fidelity Freedom® Blend 2010 Fund – Class A	$543,778	$10.42	52,181
Fidelity Freedom® Blend 2010 Fund – Class C	$169,331	$10.29	16,455
Fidelity Freedom® Blend 2010 Fund – Class I	$789,979	$10.47	75,474
Fidelity Freedom® Blend 2010 Fund – Class M	$321,299	$10.43	30,801
Fidelity Freedom® Blend 2010 Fund – Class Z	$99,417	$10.54	9,434
Fidelity Freedom® Blend 2010 Fund – Class K	$3,674,141	$10.49	350,221
Fidelity Freedom® Blend 2010 Fund – Class K6	$53,223,587	$10.51	5,062,622
Fidelity Freedom® Blend 2010 Fund – Premier Class	$32,507,460	$10.49	3,097,624

[1]	Total net assets as of September 30, 2024 were $10,011,067 for Fidelity Simplicity RMD 2010 FundSM and $96,573,414 for Fidelity Freedom® Blend 2010 Fund.
[2]
Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $42,000. Pursuant to the fund’s all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization.

[3]
Shares outstanding have been adjusted for the accumulated change in the number of shares of the Fidelity Freedom® Blend 2010 Fund and the Fidelity Simplicity RMD 2010 FundSM’s net asset value per share assuming the Reorganization would have taken place on September 30 , 2024.

The table above assumes that the Reorganization described in this Proposal 2 occurred on September 30 , 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2010 Fund shares will be received by shareholders of Fidelity Simplicity RMD 2010 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2010 Fund that actually will be received on or after that date.

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Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on July 18, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Simplicity RMD 2010 FundSM and Fidelity Freedom® Blend 2010 Fund and that the interests of existing shareholders of Fidelity Simplicity RMD 2010 FundSM and Fidelity Freedom® Blend 2010 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Simplicity RMD 2010 FundSM and the fund would liquidate on or about January 10, 2025.
The Board of Trustees of Fidelity Simplicity RMD 2010 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 3
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY SIMPLICITY RMD 2015 FUNDSM AND FIDELITY FREEDOM® BLEND 2015 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 3; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2015 Fund acquiring as of the Closing Date all of the assets of Fidelity Simplicity RMD 2015 FundSM in exchange solely for shares of the retail class of Fidelity Freedom® Blend 2015 Fund and the assumption by Fidelity Freedom® Blend 2015 Fund of Fidelity Simplicity RMD 2015 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2015 Fund to the shareholders of Fidelity Simplicity RMD 2015 FundSM as provided for in the Agreement.
The value of Fidelity Simplicity RMD 2015 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2015 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2015 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2015 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2015 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2015 Fund will deliver to Fidelity Simplicity RMD 2015 FundSM, and Fidelity Simplicity RMD 2015 FundSM will distribute to its shareholders of record, corresponding shares of the retail class of Fidelity Freedom® Blend 2015 Fund so that each Fidelity Simplicity RMD 2015 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2015 Fund equal in value to the aggregate net asset value of shares of Fidelity Simplicity RMD 2015 FundSM; Fidelity Simplicity RMD 2015 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Simplicity RMD 2015 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of the retail class of Fidelity Freedom® Blend 2015 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2015 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2015 Fund in a name other than that of the registered holder of the shares on the books of Fidelity Simplicity RMD 2015 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Simplicity RMD 2015 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Simplicity RMD 2015 FundSM is liquidated.
For Fidelity Simplicity RMD 2015 Fund, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Simplicity RMD 2015 FundSM are permissible investments for Fidelity Freedom® Blend 2015 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Simplicity RMD 2015 FundSM and Fidelity Freedom® Blend 2015 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Simplicity RMD 2015 FundSM and Fidelity Freedom® Blend 2015 Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend 2015 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2015 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2015 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Simplicity RMD 2015 FundSM or Fidelity Freedom® Blend 2015 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Simplicity RMD 2015 FundSM shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;

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(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on July 18, 2024. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Simplicity RMD 2015 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 9 bp. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2015 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2015 Fund maintain competitive pricing.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Simplicity RMD 2015 FundSM will liquidate on or about January 10, 2025.
Description of the Securities to be Issued
Holders of Fidelity Simplicity RMD 2015 FundSM will receive, respectively, retail class shares of Fidelity Freedom® Blend 2015 Fund.
Fidelity Freedom® Blend 2015 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2015 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2015 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2015 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2015 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2015 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2015 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Simplicity RMD 2015 FundSM shareholders that have their Fidelity Simplicity RMD 2015 FundSM shares exchanged for Fidelity Freedom® Blend 2015 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Simplicity RMD 2015 FundSM’s assets for Fidelity Freedom® Blend 2015 Fund’s shares and the assumption of the liabilities of Fidelity Simplicity RMD 2015 FundSM by Fidelity Freedom® Blend 2015 Fund is intended to qualify for federal income tax

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purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Simplicity RMD 2015 FundSM and Fidelity Freedom® Blend 2015 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2015 Fund of substantially all of the assets of Fidelity Simplicity RMD 2015 FundSM in exchange solely for Fidelity Freedom® Blend 2015 Fund shares and the assumption by Fidelity Freedom® Blend 2015 Fund of all liabilities of Fidelity Simplicity RMD 2015 FundSM followed by the distribution of Fidelity Freedom® Blend 2015 Fund shares to the Fidelity Simplicity RMD 2015 FundSM shareholders in exchange for their Fidelity Simplicity RMD 2015 FundSM shares in complete liquidation and termination of Fidelity Simplicity RMD 2015 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Simplicity RMD 2015 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2015 Fund in exchange solely for Fidelity Freedom® Blend 2015 Fund shares and the assumption by Fidelity Freedom® Blend 2015 Fund of all liabilities of Fidelity Simplicity RMD 2015 FundSM, except that Fidelity Simplicity RMD 2015 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Simplicity RMD 2015 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2015 Fund shares received by Fidelity Simplicity RMD 2015 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2015 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Simplicity RMD 2015 FundSM in exchange solely for Fidelity Freedom® Blend 2015 Fund shares and the assumption of all liabilities of Fidelity Simplicity RMD 2015 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2015 Fund of the assets of Fidelity Simplicity RMD 2015 FundSM received by Fidelity Freedom® Blend 2015 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Simplicity RMD 2015 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2015 Fund’s holding periods with respect to the assets of Fidelity Simplicity RMD 2015 FundSM that Fidelity Freedom® Blend 2015 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Simplicity RMD 2015 FundSM (except where investment activities of Fidelity Freedom® Blend 2015 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Simplicity RMD 2015 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2015 Fund shares in exchange solely for Fidelity Simplicity RMD 2015 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2015 Fund shares received by a Fidelity Simplicity RMD 2015 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Simplicity RMD 2015 FundSM shares surrendered by the Fidelity Simplicity RMD 2015 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Simplicity RMD 2015 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2015 Fund shares received by the Fidelity Simplicity RMD 2015 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Simplicity RMD 2015 FundSM shareholder held Fidelity Simplicity RMD 2015 FundSM shares surrendered in exchange therefor, provided that the Fidelity Simplicity RMD 2015 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Simplicity RMD 2015 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2015 Fund, and each Fidelity Simplicity RMD 2015 FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Simplicity RMD 2015 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2015 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Simplicity RMD 2015 FundSM, which could accelerate distributions to shareholders from Fidelity Simplicity RMD 2015 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Simplicity RMD 2015 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.

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The table below shows each fund’s approximate net assets, net realized gains/losses (including any capital loss carryforwards) and net unrealized gains/losses as of May 31, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Simplicity RMD 2015 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2015 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2015 Fund’s ability to use Fidelity Simplicity RMD 2015 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of May 31, 2024 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Simplicity RMD 2015 FundSM	July 31	$19.0	$(1.4)	$0.1
Fidelity Freedom® Blend 2015 Fund	March 31	$213.3	$(5.4)	$1.2

Shareholders of Fidelity Simplicity RMD 2015 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Simplicity RMD 2015 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2015 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Simplicity RMD 2015 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders

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except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Acquired Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2015 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2015 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2015 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2015 Fund in their current capacities. Andrew Dierdorf and Brett Sumsion, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2015 Fund and Fidelity Simplicity RMD 2015 Fund, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2015 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Simplicity RMD 2015 FundSM and the retail class of Fidelity Freedom® Blend 2015 Fund as of September 30 , 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30 , 2024, the net assets of Fidelity Simplicity RMD 2015 FundSM were $19,111,634 or 151.7% of the retail class of Fidelity Freedom® Blend 2015 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2015 Fund as of September 30, 2024.

	Net Assets[1]	Net Asset Value Per Share	Shares Outstanding
Fidelity Simplicity RMD 2015 FundSM2	$19,111,634	$62.37	306,401
Fidelity Freedom® Blend 2015 Fund – Retail Class	$12,602,100	$10.66	1,182,405
Fidelity Freedom® Blend 2015 Fund – Retail Class Pro Forma Combined[3]	$31,713,734	$10.66	2,975,241
Fidelity Freedom® Blend 2015 Fund – Class A	$2,760,580	$10.62	259,918
Fidelity Freedom® Blend 2015 Fund – Class C	$735,143	$10.45	70,369
Fidelity Freedom® Blend 2015 Fund – Class I	$4,912,218	$10.66	460,748
Fidelity Freedom® Blend 2015 Fund – Class M	$700,484	$10.62	65,981
Fidelity Freedom® Blend 2015 Fund – Class Z	$238,987	$10.70	22,331
Fidelity Freedom® Blend 2015 Fund – Class K	$6,292,918	$10.69	588,864
Fidelity Freedom® Blend 2015 Fund – Class K6	$112,407,482	$10.73	10,479,686
Fidelity Freedom® Blend 2015 Fund – Premier Class	$89,826,487	$10.70	8,395,380

[1]	Total net assets as of September 30, 2024 were $19,111,634 for Fidelity Simplicity RMD 2015 FundSM and $230,476,399 for Fidelity Freedom® Blend 2015 Fund.
[2]
Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $42,000. Pursuant to the fund’s all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization.

[3]
Shares outstanding have been adjusted for the accumulated change in the number of shares of the Fidelity Freedom® Blend 2015 Fund and the Fidelity Simplicity RMD 2015 FundSM’s net asset value per share assuming the Reorganization would have taken place on September 30 , 2024.

The table above assumes that the Reorganization described in this Proposal 3 occurred on September 30 , 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2015 Fund shares will be received by shareholders of Fidelity Simplicity RMD 2015 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2015 Fund that actually will be received on or after that date.

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Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on July 18, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Simplicity RMD 2015 FundSM and Fidelity Freedom® Blend 2015 Fund and that the interests of existing shareholders of Fidelity Simplicity RMD 2015 FundSM and Fidelity Freedom® Blend 2015 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Simplicity RMD 2015 FundSM and the fund would liquidate on or about January 10, 2025.
The Board of Trustees of Fidelity Simplicity RMD 2015 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 4
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY SIMPLICITY RMD 2020 FUNDSM AND FIDELITY FREEDOM® BLEND 2020 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 4; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2020 Fund acquiring as of the Closing Date all of the assets of Fidelity Simplicity RMD 2020 FundSM in exchange solely for shares of the retail class of Fidelity Freedom® Blend 2020 Fund and the assumption by Fidelity Freedom® Blend 2020 Fund of Fidelity Simplicity RMD 2020 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2020 Fund to the shareholders of Fidelity Simplicity RMD 2020 FundSM as provided for in the Agreement.
The value of Fidelity Simplicity RMD 2020 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2020 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2020 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2020 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2020 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2020 Fund will deliver to Fidelity Simplicity RMD 2020 FundSM, and Fidelity Simplicity RMD 2020 FundSM will distribute to its shareholders of record, corresponding shares of the retail class of Fidelity Freedom® Blend 2020 Fund so that each Fidelity Simplicity RMD 2020 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2020 Fund equal in value to the aggregate net asset value of shares of Fidelity Simplicity RMD 2020 FundSM; Fidelity Simplicity RMD 2020 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Simplicity RMD 2020 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of the retail class of Fidelity Freedom® Blend 2020 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2020 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2020 Fund in a name other than that of the registered holder of the shares on the books of Fidelity Simplicity RMD 2020 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Simplicity RMD 2020 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Simplicity RMD 2020 FundSM is liquidated.
For Fidelity Simplicity RMD Income Fund, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Simplicity RMD 2020 FundSM are permissible investments for Fidelity Freedom® Blend 2020 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Simplicity RMD 2020 FundSM and Fidelity Freedom® Blend 2020 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Simplicity RMD 2020 FundSM and Fidelity Freedom® Blend 2020 Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend 2020 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2020 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2020 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Simplicity RMD 2020 FundSM or Fidelity Freedom® Blend 2020 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Simplicity RMD 2020 FundSM shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;

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(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on July 18, 2024. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Simplicity RMD 2020 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 12 bp. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2020 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2020 Fund maintain competitive pricing.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Simplicity RMD 2020 FundSM will liquidate on or about January 10, 2025.
Description of the Securities to be Issued
Holders of Fidelity Simplicity RMD 2020 FundSM will receive, respectively, retail class shares of Fidelity Freedom® Blend 2020 Fund.
Fidelity Freedom® Blend 2020 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2020 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2020 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2020 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2020 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2020 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2020 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Simplicity RMD 2020 FundSM shareholders that have their Fidelity Simplicity RMD 2020 FundSM shares exchanged for Fidelity Freedom® Blend 2020 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Simplicity RMD 2020 FundSM’s assets for Fidelity Freedom® Blend 2020 Fund’s shares and the assumption of the liabilities of Fidelity Simplicity RMD 2020 FundSM by Fidelity Freedom® Blend 2020 Fund is intended to qualify for federal income tax

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purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Simplicity RMD 2020 FundSM and Fidelity Freedom® Blend 2020 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2020 Fund of substantially all of the assets of Fidelity Simplicity RMD 2020 FundSM in exchange solely for Fidelity Freedom® Blend 2020 Fund shares and the assumption by Fidelity Freedom® Blend 2020 Fund of all liabilities of Fidelity Simplicity RMD 2020 FundSM followed by the distribution of Fidelity Freedom® Blend 2020 Fund shares to the Fidelity Simplicity RMD 2020 FundSM shareholders in exchange for their Fidelity Simplicity RMD 2020 FundSM shares in complete liquidation and termination of Fidelity Simplicity RMD 2020 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Simplicity RMD 2020 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2020 Fund in exchange solely for Fidelity Freedom® Blend 2020 Fund shares and the assumption by Fidelity Freedom® Blend 2020 Fund of all liabilities of Fidelity Simplicity RMD 2020 FundSM, except that Fidelity Simplicity RMD 2020 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Simplicity RMD 2020 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2020 Fund shares received by Fidelity Simplicity RMD 2020 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2020 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Simplicity RMD 2020 FundSM in exchange solely for Fidelity Freedom® Blend 2020 Fund shares and the assumption of all liabilities of Fidelity Simplicity RMD 2020 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2020 Fund of the assets of Fidelity Simplicity RMD 2020 FundSM received by Fidelity Freedom® Blend 2020 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Simplicity RMD 2020 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2020 Fund’s holding periods with respect to the assets of Fidelity Simplicity RMD 2020 FundSM that Fidelity Freedom® Blend 2020 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Simplicity RMD 2020 FundSM (except where investment activities of Fidelity Freedom® Blend 2020 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Simplicity RMD 2020 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2020 Fund shares in exchange solely for Fidelity Simplicity RMD 2020 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2020 Fund shares received by a Fidelity Simplicity RMD 2020 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Simplicity RMD 2020 FundSM shares surrendered by the Fidelity Simplicity RMD 2020 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Simplicity RMD 2020 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2020 Fund shares received by the Fidelity Simplicity RMD 2020 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Simplicity RMD 2020 FundSM shareholder held Fidelity Simplicity RMD 2020 FundSM shares surrendered in exchange therefor, provided that the Fidelity Simplicity RMD 2020 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Simplicity RMD 2020 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2020 Fund, and each Fidelity Simplicity RMD 2020 FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Simplicity RMD 2020 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2020 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Simplicity RMD 2020 FundSM, which could accelerate distributions to shareholders from Fidelity Simplicity RMD 2020 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Simplicity RMD 2020 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.

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The table below shows each fund’s approximate net assets, net realized gains/losses (including any capital loss carryforwards) and net unrealized gains/losses as of May 31, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Simplicity RMD 2020 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2020 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2020 Fund’s ability to use Fidelity Simplicity RMD 2020 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of May 31, 2024 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Simplicity RMD 2020 FundSM	July 31	$47.4	$(2.7)	$0.8
Fidelity Freedom® Blend 2020 Fund	March 31	$775.7	$(13.3)	$21.8

Shareholders of Fidelity Simplicity RMD 2020 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Simplicity RMD 2020 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2020 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Simplicity RMD 2020 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders

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except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Acquired Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2020 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2020 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2020 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2020 Fund in their current capacities. Andrew Dierdorf and Brett Sumsion, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2020 Fund and Fidelity Simplicity RMD 2020 FundSM, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2020 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Simplicity RMD 2020 FundSM and the retail class of Fidelity Freedom® Blend 2020 Fund as of September 30 , 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30 , 2024, the net assets of Fidelity Simplicity RMD 2020 FundSM were $48,016,238 or 95.6% of the retail class of Fidelity Freedom® Blend 2020 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2020 Fund as of September 30, 2024.

	Net Assets[1]	Net Asset Value Per Share	Shares Outstanding
Fidelity Simplicity RMD 2020 FundSM2	$48,016,238	$65.10	737,586
Fidelity Freedom® Blend 2020 Fund – Retail Class	$ 50,248,277	$11.05	4,546,812
Fidelity Freedom® Blend 2020 Fund – Retail Class Pro Forma Combined[3]	$ 98,264,515	$11.05	8,892,173
Fidelity Freedom® Blend 2020 Fund – Class A	$ 6,895,347	$11.01	626,087
Fidelity Freedom® Blend 2020 Fund – Class C	$ 1,381,571	$10.86	127,274
Fidelity Freedom® Blend 2020 Fund – Class I	$ 4,964,072	$11.08	448,140
Fidelity Freedom® Blend 2020 Fund – Class M	$ 1,308,417	$11.00	118,959
Fidelity Freedom® Blend 2020 Fund – Class Z	$ 1,646,184	$11.10	148,348
Fidelity Freedom® Blend 2020 Fund – Class K	$ 28,548,664	$11.09	2,573,714
Fidelity Freedom® Blend 2020 Fund – Class K6	$431,050,467	$11.14	38,697,398
Fidelity Freedom® Blend 2020 Fund – Premier Class	$294,604,419	$11.12	26,502,241

[1]	Total net assets as of September 30, 2024 were $48,016,238 for Fidelity Simplicity RMD 2020 FundSM and $820,647,418 for Fidelity Freedom® Blend 2020 Fund.
[2]
Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $42,000. Pursuant to the fund’s all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization.

[3]
Shares outstanding have been adjusted for the accumulated change in the number of shares of the Fidelity Freedom® Blend 2020 Fund and the Fidelity Simplicity RMD 2020 FundSM’s net asset value per share assuming the Reorganization would have taken place on September 30 , 2024.

The table above assumes that the Reorganization described in this Proposal 4 occurred on September 30 , 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2020 Fund shares will be received by shareholders of Fidelity Simplicity RMD 2020 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2020 Fund that actually will be received on or after that date.

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Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on July 18, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Simplicity RMD 2020 FundSM and Fidelity Freedom® Blend 2020 Fund and that the interests of existing shareholders of Fidelity Simplicity RMD 2020 FundSM and Fidelity Freedom® Blend 2020 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Simplicity RMD 2020 FundSM and the fund would liquidate on or about January 10, 2025.
The Board of Trustees of Fidelity Simplicity RMD 2020 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 5
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY SIMPLICITY RMD 2025 FUNDSM AND FIDELITY FREEDOM® BLEND 2025 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 5; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2025 Fund acquiring as of the Closing Date all of the assets of Fidelity Simplicity RMD 2025 FundSM in exchange solely for shares of the retail class of Fidelity Freedom® Blend 2025 Fund and the assumption by Fidelity Freedom® Blend 2025 Fund of Fidelity Simplicity RMD 2025 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2025 Fund to the shareholders of Fidelity Simplicity RMD 2025 FundSM as provided for in the Agreement.
The value of Fidelity Simplicity RMD 2025 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2025 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2025 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2025 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2025 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2025 Fund will deliver to Fidelity Simplicity RMD 2025 FundSM, and Fidelity Simplicity RMD 2025 FundSM will distribute to its shareholders of record, corresponding shares of the retail class of Fidelity Freedom® Blend 2025 Fund so that each Fidelity Simplicity RMD 2025 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2025 Fund equal in value to the aggregate net asset value of shares of Fidelity Simplicity RMD 2025 Fund; Fidelity Simplicity RMD 2025 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Simplicity RMD 2025 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of the retail class of Fidelity Freedom® Blend 2025 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2025 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2025 Fund in a name other than that of the registered holder of the shares on the books of Fidelity Simplicity RMD 2025 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Simplicity RMD 2025 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Simplicity RMD 2025 FundSM is liquidated.
For Fidelity Simplicity RMD Income Fund, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Simplicity RMD 2025 FundSM are permissible investments for Fidelity Freedom® Blend 2025 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Simplicity RMD 2025 Fund and Fidelity Freedom® Blend 2025 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Simplicity RMD 2025 FundSM and Fidelity Freedom® Blend 2025 Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend 2025 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2025 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2025 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Simplicity RMD 2025 Fund or Fidelity Freedom® Blend 2025 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Simplicity RMD 2025 FundSM shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;

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(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on July 18, 2024. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Simplicity RMD 2025 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 15 bp. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2025 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2025 Fund maintain competitive pricing.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Simplicity RMD 2025 FundSM will liquidate on or about January 10, 2025.
Description of the Securities to be Issued
Holders of Fidelity Simplicity RMD 2025 FundSM will receive, respectively, retail class shares of Fidelity Freedom® Blend 2025 Fund.
Fidelity Freedom® Blend 2025 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2025 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2025 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2025 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2025 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2025 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2025 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Simplicity RMD 2025 FundSM shareholders that have their Fidelity Simplicity RMD 2025 FundSM shares exchanged for Fidelity Freedom® Blend 2025 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Simplicity RMD 2025 FundSM’s assets for Fidelity Freedom® Blend 2025 Fund’s shares and the assumption of the liabilities of Fidelity Simplicity RMD 2025 FundSM by Fidelity Freedom® Blend 2025 Fund is intended to qualify for federal income tax

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purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Simplicity RMD 2025 FundSM and Fidelity Freedom® Blend 2025 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2025 Fund of substantially all of the assets of Fidelity Simplicity RMD 2025 FundSM in exchange solely for Fidelity Freedom® Blend 2025 Fund shares and the assumption by Fidelity Freedom® Blend 2025 Fund of all liabilities of Fidelity Simplicity RMD 2025 FundSM followed by the distribution of Fidelity Freedom® Blend 2025 Fund shares to the Fidelity Simplicity RMD 2025 FundSM shareholders in exchange for their Fidelity Simplicity RMD 2025 FundSM shares in complete liquidation and termination of Fidelity Simplicity RMD 2025 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Simplicity RMD 2025 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2025 Fund in exchange solely for Fidelity Freedom® Blend 2025 Fund shares and the assumption by Fidelity Freedom® Blend 2025 Fund of all liabilities of Fidelity Simplicity RMD 2025 FundSM, except that Fidelity Simplicity RMD 2025 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Simplicity RMD 2025 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2025 Fund shares received by Fidelity Simplicity RMD 2025 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2025 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Simplicity RMD 2025 FundSM in exchange solely for Fidelity Freedom® Blend 2025 Fund shares and the assumption of all liabilities of Fidelity Simplicity RMD 2025 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2025 Fund of the assets of Fidelity Simplicity RMD 2025 FundSM received by Fidelity Freedom® Blend 2025 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Simplicity RMD 2025 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2025 Fund’s holding periods with respect to the assets of Fidelity Simplicity RMD 2025 FundSM that Fidelity Freedom® Blend 2025 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Simplicity RMD 2025 FundSM (except where investment activities of Fidelity Freedom® Blend 2025 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Simplicity RMD 2025 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2025 Fund shares in exchange solely for Fidelity Simplicity RMD 2025 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2025 Fund shares received by a Fidelity Simplicity RMD 2025 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Simplicity RMD 2025 FundSM shares surrendered by the Fidelity Simplicity RMD 2025 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Simplicity RMD 2025 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2025 Fund shares received by the Fidelity Simplicity RMD 2025 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Simplicity RMD 2025 FundSM shareholder held Fidelity Simplicity RMD 2025 FundSM shares surrendered in exchange therefor, provided that the Fidelity Simplicity RMD 2025 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Simplicity RMD 2025 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2025 Fund, and each Fidelity Simplicity RMD 2025 FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Simplicity RMD 2025 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2025 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Simplicity RMD 2025 FundSM, which could accelerate distributions to shareholders from Fidelity Simplicity RMD 2025 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Simplicity RMD 2025 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.

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The table below shows each fund’s approximate net assets, net realized gains/losses (including any capital loss carryforwards) and net unrealized gains/losses as of May 31, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Simplicity RMD 2025 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2025 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2025 Fund’s ability to use Fidelity Simplicity RMD 2025 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of May 31, 2024 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Simplicity RMD 2025 FundSM	July 31	$11.4	$(0.6)	$0.2
Fidelity Freedom® Blend 2025 Fund	March 31	$1,661.2	$(28.5)	$67.1

Shareholders of Fidelity Simplicity RMD 2025 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Simplicity RMD 2025 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2025 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Simplicity RMD 2025 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders

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except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Acquired Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2025 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2025 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2025 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2025 Fund in their current capacities. Andrew Dierdorf and Brett Sumsion, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2025 Fund and Fidelity Simplicity RMD 2025 Fund, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2025 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Simplicity RMD 2025 FundSM and the retail class of Fidelity Freedom® Blend 2025 Fund as of September 30 , 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30 , 2024, the net assets of Fidelity Simplicity RMD 2025 FundSM were $11,750,281 or 11.2% of the retail class of Fidelity Freedom® Blend 2025 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2025 Fund as of September 30, 2024.

	Net Assets[1]	Net Asset Value Per Share	Shares Outstanding
Fidelity Simplicity RMD 2025 FundSM2	$11,750,281	$11.80	995,608
Fidelity Freedom® Blend 2025 Fund – Retail Class	$104,765,258	$11.45	9,146,356
Fidelity Freedom® Blend 2025 Fund – Retail Class Pro Forma Combined[3]	$116,515,539	$11.45	10,172,581
Fidelity Freedom® Blend 2025 Fund – Class A	$ 18,092,748	$11.41	1,585,863
Fidelity Freedom® Blend 2025 Fund – Class C	$ 2,108,323	$11.24	187,575
Fidelity Freedom® Blend 2025 Fund – Class I	$ 16,790,262	$11.48	1,462,783
Fidelity Freedom® Blend 2025 Fund – Class M	$ 2,435,313	$11.47	212,236
Fidelity Freedom® Blend 2025 Fund – Class Z	$ 3,978,965	$11.51	345,689
Fidelity Freedom® Blend 2025 Fund – Class K	$ 39,666,470	$11.50	3,449,827
Fidelity Freedom® Blend 2025 Fund – Class K6	$920,592,136	$11.54	79,769,283
Fidelity Freedom® Blend 2025 Fund – Premier Class	$675,467,647	$11.52	58,658,502

[1]	Total net assets as of September 30, 2024 were $11,750,281 for Fidelity Simplicity RMD 2025 FundSM and $1,783,897,122 for Fidelity Freedom® Blend 2025 Fund.
[2]
Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $42,000. Pursuant to the fund’s all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization.

[3]
Shares outstanding have been adjusted for the accumulated change in the number of shares of the Fidelity Freedom® Blend 2025 Fund and the Fidelity Simplicity RMD 2025 FundSM’s net asset value per share assuming the Reorganization would have taken place on September 30 , 2024.

The table above assumes that the Reorganization described in this Proposal 5 occurred on September 30 , 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2025 Fund shares will be received by shareholders of Fidelity Simplicity RMD 2025 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2025 Fund that actually will be received on or after that date.

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Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on July 18, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Simplicity RMD 2025 FundSM and Fidelity Freedom® Blend 2025 Fund and that the interests of existing shareholders of Fidelity Simplicity RMD 2025 FundSM and Fidelity Freedom® Blend 2025 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Simplicity RMD 2025 FundSM and the fund would liquidate on or about January 10, 2025.
The Board of Trustees of Fidelity Simplicity RMD 2025 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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PROPOSAL 6
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN FIDELITY SIMPLICITY RMD 2030 FUNDSM AND FIDELITY FREEDOM® BLEND 2030 FUND.
Agreement and Plan of Reorganization
The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below in this Proposal 6; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Fidelity Freedom® Blend 2030 Fund acquiring as of the Closing Date all of the assets of Fidelity Simplicity RMD 2030 FundSM in exchange solely for shares of the retail class of Fidelity Freedom® Blend 2030 Fund and the assumption by Fidelity Freedom® Blend 2030 Fund of Fidelity Simplicity RMD 2030 FundSM’s liabilities; and (b) the distribution of shares of Fidelity Freedom® Blend 2030 Fund to the shareholders of Fidelity Simplicity RMD 2030 FundSM as provided for in the Agreement.
The value of Fidelity Simplicity RMD 2030 FundSM’s assets to be acquired by Fidelity Freedom® Blend 2030 Fund and the amount of its liabilities to be assumed by Fidelity Freedom® Blend 2030 Fund will be determined as of the close of business of the NYSE on the Closing Date, using the valuation procedures set forth in Fidelity Freedom® Blend 2030 Fund’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Fidelity Freedom® Blend 2030 Fund will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Fidelity Freedom® Blend 2030 Fund will deliver to Fidelity Simplicity RMD 2030 FundSM, and Fidelity Simplicity RMD 2030 FundSM will distribute to its shareholders of record, corresponding shares of the retail class of Fidelity Freedom® Blend 2030 Fund so that each Fidelity Simplicity RMD 2030 FundSM shareholder will receive the number of full and fractional corresponding shares of Fidelity Freedom® Blend 2030 Fund equal in value to the aggregate net asset value of shares of Fidelity Simplicity RMD 2030 FundSM; Fidelity Simplicity RMD 2030 FundSM will be liquidated as soon as practicable thereafter. Each Fidelity Simplicity RMD 2030 FundSM shareholder’s account shall be credited with the respective pro rata number of full and fractional corresponding shares of the retail class of Fidelity Freedom® Blend 2030 Fund due that shareholder. The net asset value per share of the retail class of Fidelity Freedom® Blend 2030 Fund will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Fidelity Freedom® Blend 2030 Fund in a name other than that of the registered holder of the shares on the books of Fidelity Simplicity RMD 2030 FundSM as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Fidelity Simplicity RMD 2030 FundSM is and will continue to be its responsibility up to and including the Closing Date and such later date on which Fidelity Simplicity RMD 2030 FundSM is liquidated.
For Fidelity Simplicity RMD Income Fund, pursuant to its all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization, including expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and the Proxy Statement, together with the cost of any supplementary solicitation.
All of the current investments of Fidelity Simplicity RMD 2030 FundSM are permissible investments for Fidelity Freedom® Blend 2030 Fund. Nevertheless, if shareholders approve the Reorganization, FMR may sell certain fund shares held by the funds and purchase other fund shares. Any transaction costs associated with portfolio adjustments to Fidelity Simplicity RMD 2030 FundSM and Fidelity Freedom® Blend 2030 Fund due to the Reorganization that occur prior to the Closing Date will be borne by Fidelity Simplicity RMD 2030 FundSM and Fidelity Freedom® Blend 2030 Fund, respectively. Any transaction costs associated with portfolio adjustments to Fidelity Freedom® Blend 2030 Fund due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Fidelity Freedom® Blend 2030 Fund that occur after the Closing Date will be borne by Fidelity Freedom® Blend 2030 Fund. The funds may recognize a taxable gain or loss on the disposition of fund shares held by the funds pursuant to these portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. The requirement to receive the tax opinion discussed under “Federal Income Tax Considerations” below cannot be waived by Fidelity Simplicity RMD 2030 FundSM or Fidelity Freedom® Blend 2030 Fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on Fidelity Simplicity RMD 2030 FundSM shareholders’ interests may be made subsequent to the Meeting.
Reasons for the Reorganization
In determining whether to approve the Reorganization, each fund’s Board of Trustees (the Board) considered a number of factors, including the following:
(1) the compatibility of the investment objectives, strategies, and policies of the funds;
(2) the historical performance of the funds;

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(3) the fees and expenses and the relative expense ratios of the funds;
(4) the potential benefit of the Reorganization to shareholders of the funds;
(5) the costs to be incurred by each fund as a result of the Reorganization;
(6) the tax consequences of the Reorganization;
(7) the relative size of the funds; and
(8) the potential benefit of the Reorganization to FMR and its affiliates, such as reducing the number of funds managed.
FMR proposed the Reorganization to each fund’s Board at a meeting of the Board held on July 18, 2024. In proposing the Reorganization, FMR advised the Board that the Reorganization will permit shareholders of Fidelity Simplicity RMD 2030 FundSM to pursue a similar investment strategy in a fund with similar current investment exposure and the same portfolio managers, in a portfolio with a larger asset base and better long-term viability, while allowing shareholders to experience an expense reduction of 18 bp. FMR also advised the Board that the Reorganization may benefit Freedom® Blend 2030 Fund shareholders by resulting in a combined fund with a greater asset base, which may help Fidelity Freedom® Blend 2030 Fund maintain competitive pricing.
Each fund’s Board carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either fund. If shareholder approval of the Agreement cannot be achieved, Fidelity Simplicity RMD 2030 FundSM will liquidate on or about January 10, 2025.
Description of the Securities to be Issued
Holders of Fidelity Simplicity RMD 2030 FundSM will receive, respectively, retail class shares of Fidelity Freedom® Blend 2030 Fund.
Fidelity Freedom® Blend 2030 Fund is a series of Fidelity Aberdeen Street Trust. The Trustees of Fidelity Aberdeen Street Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of Fidelity Freedom® Blend 2030 Fund represents an equal proportionate interest with each other share of the fund, and each such share of Fidelity Freedom® Blend 2030 Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of Fidelity Freedom® Blend 2030 Fund is entitled to one vote for each dollar of net asset value of the fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Shares of Fidelity Freedom® Blend 2030 Fund have no preemptive rights. Shares are fully paid and nonassessable, except as set forth in the “Description of the Trust – Shareholder Liability” section of the fund’s Statement of Additional Information, which is incorporated herein by reference.
Fidelity Aberdeen Street Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust’s outstanding shares.
For more information about voting rights and dividend rights, please refer to the “Description of the Trust – Voting Rights” and the “Distributions and Taxes” sections, respectively, of Fidelity Freedom® Blend 2030 Fund’s Statement of Additional Information, which are incorporated herein by reference. For more information about redemption rights and exchange privileges, please refer to the “Additional Information about the Purchase and Sale of Shares” and the “Exchanging Shares” sections, respectively, of Fidelity Freedom® Blend 2030 Fund’s Prospectus, which are incorporated herein by reference.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the Code), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (IRS) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Fidelity Simplicity RMD 2030 FundSM shareholders that have their Fidelity Simplicity RMD 2030 FundSM shares exchanged for Fidelity Freedom® Blend 2030 Fund shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Fidelity Simplicity RMD 2030 FundSM’s assets for Fidelity Freedom® Blend 2030 Fund’s shares and the assumption of the liabilities of Fidelity Simplicity RMD 2030 FundSM by Fidelity Freedom® Blend 2030 Fund is intended to qualify for federal income tax

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purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds will receive an opinion from Dechert LLP, counsel to Fidelity Simplicity RMD 2030 FundSM and Fidelity Freedom® Blend 2030 Fund, substantially to the effect that:
(i) The acquisition by Fidelity Freedom® Blend 2030 Fund of substantially all of the assets of Fidelity Simplicity RMD 2030 FundSM in exchange solely for Fidelity Freedom® Blend 2030 Fund shares and the assumption by Fidelity Freedom® Blend 2030 Fund of all liabilities of Fidelity Simplicity RMD 2030 FundSM followed by the distribution of Fidelity Freedom® Blend 2030 Fund shares to the Fidelity Simplicity RMD 2030 FundSM shareholders in exchange for their Fidelity Simplicity RMD 2030 FundSM shares in complete liquidation and termination of Fidelity Simplicity RMD 2030 FundSM will constitute a tax-free reorganization under Section 368(a) of the Code;
(ii) Fidelity Simplicity RMD 2030 FundSM will recognize no gain or loss upon the transfer of substantially all of its assets to Fidelity Freedom® Blend 2030 Fund in exchange solely for Fidelity Freedom® Blend 2030 Fund shares and the assumption by Fidelity Freedom® Blend 2030 Fund of all liabilities of Fidelity Simplicity RMD 2030 FundSM, except that Fidelity Simplicity RMD 2030 FundSM may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;
(iii) Fidelity Simplicity RMD 2030 FundSM will recognize no gain or loss upon the distribution to its shareholders of the Fidelity Freedom® Blend 2030 Fund shares received by Fidelity Simplicity RMD 2030 FundSM in the Reorganization;
(iv) Fidelity Freedom® Blend 2030 Fund will recognize no gain or loss upon the receipt of the assets of Fidelity Simplicity RMD 2030 FundSM in exchange solely for Fidelity Freedom® Blend 2030 Fund shares and the assumption of all liabilities of Fidelity Simplicity RMD 2030 FundSM;
(v) The adjusted basis to Fidelity Freedom® Blend 2030 Fund of the assets of Fidelity Simplicity RMD 2030 FundSM received by Fidelity Freedom® Blend 2030 Fund in the Reorganization will be the same as the adjusted basis of those assets in the hands of Fidelity Simplicity RMD 2030 FundSM immediately before the exchange;
(vi) Fidelity Freedom® Blend 2030 Fund’s holding periods with respect to the assets of Fidelity Simplicity RMD 2030 FundSM that Fidelity Freedom® Blend 2030 Fund acquires in the Reorganization will include the respective periods for which those assets were held by Fidelity Simplicity RMD 2030 FundSM (except where investment activities of Fidelity Freedom® Blend 2030 Fund have the effect of reducing or eliminating a holding period with respect to an asset);
(vii) The Fidelity Simplicity RMD 2030 FundSM shareholders will recognize no gain or loss upon receiving Fidelity Freedom® Blend 2030 Fund shares in exchange solely for Fidelity Simplicity RMD 2030 FundSM shares;
(viii) The aggregate basis of the Fidelity Freedom® Blend 2030 Fund shares received by a Fidelity Simplicity RMD 2030 FundSM shareholder in the Reorganization will be the same as the aggregate basis of the Fidelity Simplicity RMD 2030 FundSM shares surrendered by the Fidelity Simplicity RMD 2030 FundSM shareholder in exchange therefor; and
(ix) A Fidelity Simplicity RMD 2030 FundSM shareholder’s holding period for the Fidelity Freedom® Blend 2030 Fund shares received by the Fidelity Simplicity RMD 2030 FundSM shareholder in the Reorganization will include the holding period during which the Fidelity Simplicity RMD 2030 FundSM shareholder held Fidelity Simplicity RMD 2030 FundSM shares surrendered in exchange therefor, provided that the Fidelity Simplicity RMD 2030 FundSM shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization with respect to contracts or securities on which gain or loss is recognized upon the transfer of such contracts or securities regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code.
Neither fund has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Fidelity Simplicity RMD 2030 FundSM would recognize gain or loss on the transfer of its assets to Fidelity Freedom® Blend 2030 Fund, and each Fidelity Simplicity RMD 2030 FundSM shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Fidelity Simplicity RMD 2030 FundSM shares and the fair market value of the Fidelity Freedom® Blend 2030 Fund shares it received.
The Reorganization is expected to end the tax year of Fidelity Simplicity RMD 2030 FundSM, which could accelerate distributions to shareholders from Fidelity Simplicity RMD 2030 FundSM for its short tax year ending on the Closing Date. On or before the Closing Date, Fidelity Simplicity RMD 2030 FundSM may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date (including any gains attributable to portfolio repositioning that occurs prior to the Closing Date in connection with the Reorganization). Any of the foregoing distributions may be taxable.

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The table below shows each fund’s approximate net assets, net realized gains/losses (including any capital loss carryforwards) and net unrealized gains/losses as of May 31, 2024. Assuming the Reorganization qualifies as a tax-free reorganization as expected, Fidelity Simplicity RMD 2030 FundSM’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Fidelity Freedom® Blend 2030 Fund in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Fidelity Freedom® Blend 2030 Fund’s ability to use Fidelity Simplicity RMD 2030 FundSM’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.
Tax Position as of May 31, 2024 (in $M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/ (Losses)	Net Unrealized Gains/ (Losses)
Fidelity Simplicity RMD 2030 FundSM	July 31	$0.8	$0.0	$0.1
Fidelity Freedom® Blend 2030 Fund	March 31	$2,337.0	$(13.8)	$136.8

Shareholders of Fidelity Simplicity RMD 2030 FundSM should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
Forms of Organization
Fidelity Simplicity RMD 2030 FundSM is a series of Fidelity Income Fund, an open-end management investment company organized as a Massachusetts business trust on August 7, 1984. Fidelity Freedom® Blend 2030 Fund is a series of Fidelity Aberdeen Street Trust, an open-end management investment company organized as a Delaware statutory trust on June 20, 1991. The trusts are authorized to issue an unlimited number of shares of beneficial interest. The organizational documents of Fidelity Income Fund and Fidelity Aberdeen Street Trust generally provide shareholders with similar rights, but do contain the following difference:
•
Under the Declaration of Trust for Fidelity Income Fund, shareholders of Fidelity Simplicity RMD 2030 FundSM have the power to vote to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the trust or its shareholders. The Trust Instrument for Fidelity Aberdeen Street Trust does not contain a similar provision.

In addition, the Trust Instrument of Fidelity Aberdeen Street Trust and the rights of shareholders thereunder are governed by Delaware law, while the Declaration of Trust of Fidelity Income Fund and the rights of shareholders thereunder are governed by Massachusetts law. As discussed below, differences exist between Delaware statutory trust law and Massachusetts business trust law as they relate to shareholder liability.
Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders of a Delaware statutory trust shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument for Fidelity Aberdeen Street Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Trust Instrument provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.
Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust of Fidelity Income Fund contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders

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except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund’s property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
For more information regarding shareholder rights, please refer to the “Description of the Trust” section of the Acquired Funds’ and Acquiring Funds’ Statements of Additional Information, each of which is incorporated herein by reference.
Operations of Fidelity Freedom® Blend 2030 Fund Following the Reorganization
FMR does not expect Fidelity Freedom® Blend 2030 Fund to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to Fidelity Freedom® Blend 2030 Fund’s management or to entities that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Fidelity Freedom® Blend 2030 Fund in their current capacities. Andrew Dierdorf and Brett Sumsion, who are currently the Co-Portfolio Managers of Fidelity Freedom® Blend 2030 Fund and Fidelity Simplicity RMD 2030 Fund, are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Fidelity Freedom® Blend 2030 Fund will be the accounting survivor following the Reorganization.
Capitalization
The following table shows the capitalization of Fidelity Simplicity RMD 2030 FundSM and the retail class of Fidelity Freedom® Blend 2030 Fund as of September 30 , 2024, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of September 30 , 2024, the net assets of Fidelity Simplicity RMD 2030 FundSM were $825,749 or 0.6% of the retail class of Fidelity Freedom® Blend 2030 Fund. The table also shows the capitalization of the other classes of Fidelity Freedom® Blend 2030 Fund as of September 30, 2024.

	Net Assets[1]	Net Asset Value Per Share	Shares Outstanding
Fidelity Simplicity RMD 2030 FundSM2	$825,749	$12.25	67,402
Fidelity Freedom® Blend 2030 Fund – Retail Class	$ 141,474,840	$11.77	12,023,054
Fidelity Freedom® Blend 2030 Fund – Retail Class Pro Forma Combined[3]	$ 142,300,589	$11.77	12,093,211
Fidelity Freedom® Blend 2030 Fund – Class A	$ 26,808,682	$11.70	2,292,269
Fidelity Freedom® Blend 2030 Fund – Class C	$ 3,829,501	$11.55	331,654
Fidelity Freedom® Blend 2030 Fund – Class I	$ 36,220,397	$11.79	3,072,665
Fidelity Freedom® Blend 2030 Fund – Class M	$ 3,328,203	$11.69	284,723
Fidelity Freedom® Blend 2030 Fund – Class Z	$ 12,836,753	$11.82	1,086,433
Fidelity Freedom® Blend 2030 Fund – Class K	$ 84,998,322	$11.81	7,197,483
Fidelity Freedom® Blend 2030 Fund – Class K6	$1,285,157,717	$11.86	108,358,327
Fidelity Freedom® Blend 2030 Fund – Premier Class	$ 997,668,466	$11.84	84,295,321

[1]	Total net assets as of September 30, 2024 were $825,749 for Fidelity Simplicity RMD 2030 FundSM and $2,592,322,881 for Fidelity Freedom® Blend 2030 Fund.
[2]
Net assets were not adjusted for estimated one time cost associated with the fund’s reorganization proxy statement/prospectus of $42,000. Pursuant to the fund’s all-inclusive management contract, FMR will bear any merger related audit, legal or state registration costs. In addition, FMR will bear a portion of the one-time administrative costs associated with the Reorganization.

[3]
Shares outstanding have been adjusted for the accumulated change in the number of shares of the Fidelity Freedom® Blend 2030 Fund and the Fidelity Simplicity RMD 2030 FundSM’s net asset value per share assuming the Reorganization would have taken place on September 30 , 2024.

The table above assumes that the Reorganization described in this Proposal 6 occurred on September 30 , 2024. The table is for information purposes only. No assurance can be given as to how many Fidelity Freedom® Blend 2030 Fund shares will be received by shareholders of Fidelity Simplicity RMD 2030 FundSM on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Fidelity Freedom® Blend 2030 Fund that actually will be received on or after that date.

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Conclusion
The Agreement and the Reorganization were approved by the Boards of Trustees of Fidelity Income Fund and Fidelity Aberdeen Street Trust at a meeting held on July 18, 2024. The Boards of Trustees determined that the proposed Reorganization is in the best interests of shareholders of Fidelity Simplicity RMD 2030 FundSM and Fidelity Freedom® Blend 2030 Fund and that the interests of existing shareholders of Fidelity Simplicity RMD 2030 FundSM and Fidelity Freedom® Blend 2030 Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Board of Trustees has approved a plan of liquidation for Fidelity Simplicity RMD 2030 FundSM and the fund would liquidate on or about January 10, 2025.
The Board of Trustees of Fidelity Simplicity RMD 2030 FundSM unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

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ADDITIONAL INFORMATION ABOUT THE FUNDS
Each Acquiring Fund’s financial highlights for the fiscal year ended March 31, 2024, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. Each Acquired Fund’s financial highlights for the fiscal year ended July 31, 2024, which are included in the fund’s Prospectus and incorporated herein by reference, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders. The financial highlights audited by PricewaterhouseCoopers LLP and Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.

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VOTING INFORMATION
Solicitation of Proxies; Expenses
This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the trust’s Board of Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.
The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about November 15, 2024. Supplementary solicitations may be made by mail, telephone, facsimile or electronic means, or by personal interview by representatives of the trusts. In addition, Broadridge Financial Solutions, Inc. (Broadridge) may be paid on a per-call basis to solicit shareholders by telephone on behalf of the Acquired Funds. Each Acquired Fund may also arrange to have votes recorded by telephone. Broadridge may be paid on a per-call basis for vote-by-phone solicitations on behalf of each Acquired Fund. The approximate anticipated cost of these services is as follows:

Fund Name	Estimated aggregate cost for Broadridge to call and solicit votes	Estimated aggregate cost for Broadridge to receive votes over the phone
Fidelity Simplicity RMD Income FundSM	$1,800	$450
Fidelity Simplicity RMD 2010 FundSM	$1,800	$450
Fidelity Simplicity RMD 2015 FundSM	$1,800	$450
Fidelity Simplicity RMD 2020 FundSM	$1,800	$450
Fidelity Simplicity RMD 2025 FundSM	$1,800	$450
Fidelity Simplicity RMD 2030 FundSM	$1,800	$450

If a fund records votes by telephone or through the internet, it will use procedures designed to authenticate shareholders’ identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
For each of the Acquired Funds, FMR will bear a portion of the expenses in connection with preparing this Proxy Statement and its enclosures and all solicitations, including reimbursing brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares. The costs are allocated among the funds based on the number of shareholder accounts in each fund.
For a free copy of each Acquired Fund’s annual report for the fiscal year ended July 31, 2024, call 1-800-544-8544, log-on to www.fidelity.com, or write to Fidelity Distributors Company LLC (FDC) at 900 Salem Street, Smithfield, Rhode Island 02917.
For a free copy of each Acquiring Fund’s annual report for the fiscal year ended March 31, 2024, call 1-800-544-8544, log-on to www.fidelity.com, or write to Fidelity Distributors Company LLC (FDC) at 900 Salem Street, Smithfield, Rhode Island 02917.
Record Date; Quorum; and Method of Tabulation
Shareholders of record as of the close of business on October 21, 2024 will be entitled to vote at the Meeting of the Acquired Fund in which they hold shares. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.
If the enclosed proxy card is executed and returned, or an internet or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later–dated proxy card by the trust’s receipt of a subsequent valid telephonic or internet vote, or by attending a fund’s Meeting and voting.
All proxies solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to vote the beneficial owner's shares. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.
With respect to fund shares held in Fidelity individual retirement accounts (including Traditional, Rollover, SEP, SAR-SEP, Roth and SIMPLE IRAs), the IRA Custodian will vote those shares for which it has received instructions from shareholders only in accordance with such instructions. If Fidelity IRA shareholders do not vote their shares, the IRA Custodian will vote their shares for them, in the same proportion as other Fidelity IRA shareholders have voted.
One-third of each Acquired Fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the applicable Meeting. For each Meeting, if a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents

71

may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the applicable Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted against the proposed adjournment. Please visit www.fidelity.com/proxies to determine the status of this scheduled Meeting.
FMR has advised the trust that certain shares are registered to FMR or an FMR affiliate. To the extent that FMR or an FMR affiliate has discretion to vote, these shares will be voted at the Meeting FOR each proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.
Share Ownership
As of September 30, 2024, shares of each class of each Acquired Fund and each Acquiring Fund issued and outstanding were as follows:

Number of Shares
Fidelity Simplicity RMD Income FundSM	502,340
Fidelity Freedom® Blend Income Fund: Retail Class	516,226
Fidelity Freedom® Blend Income Fund Class K	346,207
Fidelity Freedom® Blend Income Fund Class K6	8,301,364
Fidelity Freedom® Blend Income Fund Premier Class	3,147,211
Fidelity Advisor Freedom® Blend Income Fund- Class A	313,966
Fidelity Advisor Freedom® Blend Income Fund- Class M	17,388
Fidelity Advisor Freedom® Blend Income Fund- Class C	35,684
Fidelity Advisor Freedom® Blend Income Fund- Class I	132,621
Fidelity Advisor Freedom® Blend Income Fund- Class Z	147,399
Fidelity Simplicity RMD 2010 FundSM	184,042
Fidelity Freedom® Blend 2010 Fund: Retail Class	502,027
Fidelity Freedom® Blend 2010 Fund Class K	350,221
Fidelity Freedom® Blend 2010 Fund Class K6	5,062,622
Fidelity Freedom® Blend 2010 Fund Premier Class	3,097,624
Fidelity Advisor Freedom® Blend 2010 Fund- Class A	52,181
Fidelity Advisor Freedom® Blend 2010 Fund- Class M	30,801
Fidelity Advisor Freedom® Blend 2010 Fund- Class C	16,455
Fidelity Advisor Freedom® Blend 2010 Fund- Class I	75,474
Fidelity Advisor Freedom® Blend 2010 Fund- Class Z	9,434
Fidelity Simplicity RMD 2015 FundSM	306,401
Fidelity Freedom® Blend 2015 Fund: Retail Class	1,182,406
Fidelity Freedom® Blend 2015 Fund Class K	588,864
Fidelity Freedom® Blend 2015 Fund Class K6	10,479,686
Fidelity Freedom® Blend 2015 Fund Premier Class	8,395,380
Fidelity Advisor Freedom® Blend 2015 Fund- Class A	259,918
Fidelity Advisor Freedom® Blend 2015 Fund- Class M	65,981
Fidelity Advisor Freedom® Blend 2015 Fund- Class C	70,369
Fidelity Advisor Freedom® Blend 2015 Fund- Class I	460,748
Fidelity Advisor Freedom® Blend 2015 Fund- Class Z	22,331
Fidelity Simplicity RMD 2020 FundSM	732,586
Fidelity Freedom® Blend 2020 Fund: Retail Class	4,546,815
Fidelity Freedom® Blend 2020 Fund Class K	2,573,714
Fidelity Freedom® Blend 2020 Fund Class K6	38,697,398

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Number of Shares
Fidelity Freedom® Blend 2020 Fund Premier Class	26,502,241
Fidelity Advisor Freedom® Blend 2020 Fund- Class A	626,087
Fidelity Advisor Freedom® Blend 2020 Fund- Class M	118,959
Fidelity Advisor Freedom® Blend 2020 Fund- Class C	127,274
Fidelity Advisor Freedom® Blend 2020 Fund- Class I	448,140
Fidelity Advisor Freedom® Blend 2020 Fund- Class Z	148,348
Fidelity Simplicity RMD 2025 FundSM	995,608
Fidelity Freedom® Blend 2025 Fund: Retail Class	9,146,354
Fidelity Freedom® Blend 2025 Fund Class K	3,449,827
Fidelity Freedom® Blend 2025 Fund Class K6	79,769,283
Fidelity Freedom® Blend 2025 Fund Premier Class	58,658,502
Fidelity Advisor Freedom® Blend 2025 Fund- Class A	1,585,863
Fidelity Advisor Freedom® Blend 2025 Fund- Class M	212,236
Fidelity Advisor Freedom® Blend 2025 Fund- Class C	187,575
Fidelity Advisor Freedom® Blend 2025 Fund- Class I	1,462,783
Fidelity Advisor Freedom® Blend 2025 Fund- Class Z	345,689
Fidelity Simplicity RMD 2030 FundSM	67,402
Fidelity Freedom® Blend 2030 Fund: Retail Class	12,023,054
Fidelity Freedom® Blend 2030 Fund Class K	7,197,483
Fidelity Freedom® Blend 2030 Fund Class K6	108,358,327
Fidelity Freedom® Blend 2030 Fund Premier Class	84,295,321
Fidelity Advisor Freedom® Blend 2030 Fund- Class A	2,292,269
Fidelity Advisor Freedom® Blend 2030 Fund- Class M	284,723
Fidelity Advisor Freedom® Blend 2030 Fund- Class C	331,654
Fidelity Advisor Freedom® Blend 2030 Fund- Class I	3,072,665
Fidelity Advisor Freedom® Blend 2030 Fund- Class Z	1,086,433

As of September 30, 2024, approximately 15.52% of Fidelity® Simplicity RMD 2030 Fund’s total outstanding shares was held by FMR and/or another entity or entities of which FMR LLC is the ultimate parent. By virtue of her ownership interest in FMR LLC, as described in the “Control of Investment Adviser” section, Ms. Abigail P. Johnson may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Ms. Johnson’s deemed ownership of Fidelity® Simplicity RMD 2030 Fund’s shares, the Trustees, Members of the Advisory Board (if any), and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
As of September 30, 2024, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Simplicity RMD Income FundSM	WINDWER	N BELLMORE	NY	7.64%
Fidelity Simplicity RMD 2010 FundSM	GRAMITH	KEYSTONE	SD	12.11%
Fidelity Simplicity RMD 2010 FundSM	BROWN	HAMILTON	OH	7.31%
Fidelity Simplicity RMD 2010 FundSM	MCDANIEL	CARY	NC	6.48%
Fidelity Simplicity RMD 2010 FundSM	GRAMITH	KEYSTONE	SD	5.95%
Fidelity Simplicity RMD 2015 FundSM	ORSER	CORPUS CHRISTI	TX	9.65%
Fidelity Simplicity RMD 2025 FundSM	LEONE	LOCKPORT	NY	6.95%
Fidelity Simplicity RMD 2025 FundSM	JEVONS	MISSION VIEJO	CA	6.83%
Fidelity Simplicity RMD 2025 FundSM	GREEN	CHARLOTTESVLE	VA	6.14%
Fidelity Simplicity RMD 2025 FundSM	HUNG	FORT WORTH	TX	5.57%
Fidelity Simplicity RMD 2025 FundSM	FULLER	NEWFIELDS	NH	5.45%
Fidelity Simplicity RMD 2025 FundSM	BRUNO	URBANA	IL	5.30%
Fidelity Simplicity RMD 2025 FundSM	SIKES	ROANOKE	TX	5.00%

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Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Simplicity RMD 2025 FundSM	LEONE	LOCKPORT	NY	39.02%
Fidelity Simplicity RMD 2030 FundSM	GREENFIELD	BRADENTON	FL	24.76%
Fidelity Simplicity RMD 2030 FundSM	FMR CAPITAL	BOSTON	MA	16.87%
Fidelity Simplicity RMD 2030 FundSM	AMES	SONOMA	CA	5.98%
Fidelity Freedom® Blend Income Fund*	CONSTANTINESCU	HALLSVILLE	MO	9.15%
Fidelity Freedom® Blend Income Fund*	CAMARILLO	MODESTO	CA	6.10%
Fidelity Freedom® Blend Income Fund*	PRINCIPAL SECURITIES INC	DES MOINES	IA	5.55%
Fidelity Freedom® Blend Income Fund*	LOZARES	SAN LEANDRO	CA	5.29%
Fidelity Freedom® Blend Income Fund Class K	HOUSTON MUSEUM OF NATURAL SCIENCE EMPLOYEES 401K PLAN	HOUSTON	TX	12.94%
Fidelity Freedom® Blend Income Fund Class K	ZEKELMAN INDUSTRIES COLLECTIVELY BARGAINED EMPLOYEES 401K PLAN	CHICAGO	IL	7.95%
Fidelity Freedom® Blend 2010 Fund*	FETZNER	FABIUS	NY	19.61%
Fidelity Freedom® Blend 2010 Fund*	HULSE	LEWES	DE	12.60%
Fidelity Freedom® Blend 2010 Fund*	KOLLERER	SAN MATEO	CA	7.89%
Fidelity Freedom® Blend 2010 Fund Class K	THE RADIOLOGISTS MULTIPLE EMPLOYER 401K AND PROFIT SHARING PLAN	HUNT VALLEY	MD	23.03%
Fidelity Freedom® Blend 2010 Fund Class K	PROVOST & PRITCHARD ENGINEERING GROUP 401K PROFIT SHARING PLAN	BAKERSFIELD	CA	11.39%
Fidelity Freedom® Blend 2010 Fund Class K	GEMMY INDUSTRIES CORP 401K PLAN	IRVING	TX	10.81%
Fidelity Freedom® Blend 2010 Fund Class K	CASNER & EDWARDS LLP 401K PROFIT SHARING PLAN	ORLEANS	MA	6.85%
Fidelity Freedom® Blend 2010 Fund Class K6	THE DINSMORE & SHOHL LLP SAVINGS AND INVESTMENT PLAN	HUNTUNGTON	WV	5.92%
Fidelity Freedom® Blend 2010 Fund Class K6	PRINCIPAL SECURITIES INC	DES MOINES	IA	5.40%
Fidelity Freedom® Blend 2015 Fund*	MADISON & STANDARD ELECTRIC 401K PLAN	BLOOMFIELD HILLS	MI	11.68%
Fidelity Freedom® Blend 2015 Fund Class K	CALIFORNIA CASUALTY MANAGEMENT CO SAVINGS AND INVESTMENT PLAN	PALO ALTO	CA	27.97%
Fidelity Freedom® Blend 2015 Fund Class K	PEAPACKGLADSTONE BANK EMPLOYEES SAVINGS AND INVESTMENT PLAN	BEDMINSTER	NJ	8.61%
Fidelity Freedom® Blend 2015 Fund Class K	THE RADIOLOGISTS MULTIPLE EMPLOYER 401K AND PROFIT SHARING PLAN	BALTIMORE	MD	8.56%
Fidelity Freedom® Blend 2015 Fund Class K	ZEKELMAN INDUSTRIES COLLECTIVELY BARGAINED EMPLOYEES 401K PLAN	CHICAGO	IL	6.71%
Fidelity Freedom® Blend 2020 Fund*	PRINCIPAL SECURITIES INC	DES MOINES	IA	6.25%
Fidelity Freedom® Blend 2020 Fund Class K	THE RADIOLOGISTS MULTIPLE EMPLOYER 401K AND PROFIT SHARING PLAN	LUTHERVILLE	MD	12.59%
Fidelity Freedom® Blend 2020 Fund Class K6	OSAIC FA INC	FORT WAYNE	IN	6.48%
Fidelity Freedom® Blend 2025 Fund Class K	THE RADIOLOGISTS MULTIPLE EMPLOYER 401K AND PROFIT SHARING PLAN	LUTHERVILLE	MD	9.11%

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Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Freedom® Blend 2025 Fund Class K	THE RADIOLOGISTS MULTIPLE EMPLOYER 401K AND PROFIT SHARING PLAN	ANNAPOLIS	MD	8.10%
Fidelity Advisor Freedom® Blend Income Fund - Class A	SARRACCO MECHANICAL SERVICES INC Profit	WATERTOWN	CT	12.97%
Fidelity Advisor Freedom® Blend Income Fund - Class A	EMPLOYEES PROFIT SHARING TRUST OF FRANK REWOLD SONS INC	MACOMB	MI	12.22%
Fidelity Advisor Freedom® Blend Income Fund - Class A	STONEX SECURITIES INC	AVALON	PA	11.43%
Fidelity Advisor Freedom® Blend Income Fund - Class A	WESTERN INTERNATIONAL SECURITIES	SHERWOOD FOREST	CA	6.91%
Fidelity Advisor Freedom® Blend Income Fund - Class A	EMPLOYEES PROFIT SHARING TRUST OF FRANK REWOLD SONS INC	ROCHESTER	MI	5.91%
Fidelity Advisor Freedom® Blend Income Fund - Class A	LPL FINANCIAL LLC	CHICOPEE	MA	5.32%
Fidelity Advisor Freedom® Blend Income Fund - Class C	RAYMOND JAMES FINANCIAL SERVICES	AVON	CT	59.28%
Fidelity Advisor Freedom® Blend Income Fund - Class C	PAYCHEX SECURITIES CORP	TARRYTOWN	NY	11.87%
Fidelity Advisor Freedom® Blend Income Fund - Class C	ARKADIOS CAPITAL	CARBONDALE	IL	10.39%
Fidelity Advisor Freedom® Blend Income Fund - Class C	OSAIC WEALTH INC	CALUMET CITY	IL	5.32%
Fidelity Advisor Freedom® Blend Income Fund - Class I	MSCS FINANCIAL SERVICES DIVISION	DENVER	CO	41.73%
Fidelity Advisor Freedom® Blend Income Fund - Class I	WALSWORTH PUBLISHING COMPANY 401K SAVINGS PLAN	COLOMA	MI	14.03%
Fidelity Advisor Freedom® Blend Income Fund - Class M	FMR CAPITAL	BOSTON	MA	40.62%
Fidelity Advisor Freedom® Blend Income Fund - Class M	HORNOR TOWNSEND & KENT INC	FAIRPORT	NY	14.09%
Fidelity Advisor Freedom® Blend Income Fund - Class M	CETERA ADVISORS LLC	NEW LENOX	IL	9.20%
Fidelity Advisor Freedom® Blend Income Fund - Class M	PAYCHEX SECURITIES CORP	MORRISVILLE	NC	7.30%
Fidelity Advisor Freedom® Blend Income Fund - Class M	OSAIC INSTITUTIONS INC	OXFORD	MI	7.17%
Fidelity Advisor Freedom® Blend Income Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	ROWLESBURG	WV	29.83%
Fidelity Advisor Freedom® Blend Income Fund - Class Z	ULTISAT INC 401K PLAN	RONKONKOMA	NY	26.16%
Fidelity Advisor Freedom® Blend Income Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	BRIDGEVILLE	PA	24.32%
Fidelity Advisor Freedom® Blend Income Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	WEST BOUNTIFUL	UT	7.57%
Fidelity Advisor Freedom® Blend 2010 Fund - Class A	STONEX SECURITIES INC	WEXFORD	PA	24.72%
	STONEX SECURITIES INC	GREENSBURG	PA	15.39
Fidelity Advisor Freedom® Blend 2010 Fund - Class A	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	12.57%
Fidelity Advisor Freedom® Blend 2010 Fund - Class A	CETERA FINANCIAL SPECIALISTS LLC	BLACKWOOD	NJ	11.34%
Fidelity Advisor Freedom® Blend 2010 Fund - Class A	CETERA FINANCIAL SPECIALISTS LLC	BLACKWOOD	NJ	8.80%
Fidelity Advisor Freedom® Blend 2010 Fund - Class A	EQUITY SERVICES, INC.	EAST BARRE	VT	7.04%
Fidelity Advisor Freedom® Blend 2010 Fund - Class A	NATIONAL GOLF LINKS OF AMERICA 401K PROFIT SHARING PLAN	SOUTHHAMPTON	NY	5.14%

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Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Freedom® Blend 2010 Fund - Class C	FMR CAPITAL	BOSTON	MA	32.79%
Fidelity Advisor Freedom® Blend 2010 Fund - Class C	INDEPENDENT FINANCIAL GROUP LLC	SWEDESBORO	NJ	27.73%
Fidelity Advisor Freedom® Blend 2010 Fund - Class C	GALASKI	PITTSBURGH	PA	14.49%
Fidelity Advisor Freedom® Blend 2010 Fund - Class C	OSAIC WEALTH INC	CALUMET CITY	IL	11.52%
Fidelity Advisor Freedom® Blend 2010 Fund - Class C	PLANMEMBER SECURITIES CORPORATION	PRINEVILLE	OR	9.38%
Fidelity Advisor Freedom® Blend 2010 Fund - Class I	LIFECORE BIOMEDICAL 401K PLAN	SAN LUIS OBISPO	CA	27.41%
Fidelity Advisor Freedom® Blend 2010 Fund - Class I	PLURALSIGHT 401K PLAN	ROY	UT	25.23%
Fidelity Advisor Freedom® Blend 2010 Fund - Class I	WALSWORTH PUBLISHING COMPANY 401K SAVINGS PLAN	CHESAPEAKE	VA	7.52%
Fidelity Advisor Freedom® Blend 2010 Fund - Class I	PLURALSIGHT 401K PLAN	BURLINGTON	CT	7.50%
Fidelity Advisor Freedom® Blend 2010 Fund - Class I	WALSWORTH PUBLISHING COMPANY 401K SAVINGS PLAN	FULTON	MO	7.07%
Fidelity Advisor Freedom® Blend 2010 Fund - Class I	THE BURPEE RETIREMENT SAVINGS PLAN	HATBORO	PA	6.08%
Fidelity Advisor Freedom® Blend 2010 Fund - Class I	PLURALSIGHT 401K PLAN	SALT LAKE CITY	UT	6.01%
Fidelity Advisor Freedom® Blend 2010 Fund - Class M	STONEX SECURITIES INC	GRAND BLANC	MI	29.25%
Fidelity Advisor Freedom® Blend 2010 Fund - Class M	PAYCHEX SECURITIES CORP	OAKLAND	CA	24.23%
Fidelity Advisor Freedom® Blend 2010 Fund - Class M	PERSHING LLC	JERSEY CITY	NJ	24.11%
Fidelity Advisor Freedom® Blend 2010 Fund - Class M	FMR CAPITAL	BOSTON	MA	22.41%
Fidelity Advisor Freedom® Blend 2010 Fund - Class Z	FMR CAPITAL	BOSTON	MA	100.00%
Fidelity Advisor Freedom® Blend 2015 Fund - Class A	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	40.21%
Fidelity Advisor Freedom® Blend 2015 Fund - Class A	NATIONAL GOLF LINKS OF AMERICA 401K PROFIT SHARING PLAN	SOUTHHAMPTON	NY	16.11
Fidelity Advisor Freedom® Blend 2015 Fund - Class A	PAYCHEX SECURITIES CORP	LEXINGTON	MA	13.28%
Fidelity Advisor Freedom® Blend 2015 Fund - Class A	RAYMOND JAMES FINANCIAL SERVICES	SIMSBURY	CT	7.75%
Fidelity Advisor Freedom® Blend 2015 Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	5.86%
Fidelity Advisor Freedom® Blend 2015 Fund - Class C	BCG SECURITIES	NASHVILLE	IN	32.83%
Fidelity Advisor Freedom® Blend 2015 Fund - Class C	BCG SECURITIES	CODY	WY	19.27%
Fidelity Advisor Freedom® Blend 2015 Fund - Class C	BCG SECURITIES	BROWNSTOWN	IN	12.77%
Fidelity Advisor Freedom® Blend 2015 Fund - Class C	BCG SECURITIES	BURLINGTON	NJ	7.76%
Fidelity Advisor Freedom® Blend 2015 Fund - Class C	LPL FINANCIAL LLC	ATTLEBORO	MA	7.71%
Fidelity Advisor Freedom® Blend 2015 Fund - Class I	THE BURPEE RETIREMENT SAVINGS PLAN	DOYLESTOWN	PA	67.16%
Fidelity Advisor Freedom® Blend 2015 Fund - Class I	WALSWORTH PUBLISHING COMPANY 401K SAVINGS PLAN	RIPON	WI	9.64%
Fidelity Advisor Freedom® Blend 2015 Fund - Class I	WALSWORTH PUBLISHING COMPANY 401K SAVINGS PLAN	FULTON	MO	7.24%
Fidelity Advisor Freedom® Blend 2015 Fund - Class M	PAYCHEX SECURITIES CORP	BOGUE CHITTO	MS	23.32%
Fidelity Advisor Freedom® Blend 2015 Fund - Class M	PAYCHEX SECURITIES CORP	COON RAPIDS	MN	18.68%
Fidelity Advisor Freedom® Blend 2015 Fund - Class M	OSAIC WEALTH INC	FOLEY	MN	11.85%
Fidelity Advisor Freedom® Blend 2015 Fund - Class M	OSAIC WEALTH INC	MAPLE LAKE	MN	10.35%
Fidelity Advisor Freedom® Blend 2015 Fund - Class M	ADP BROKER-DEALER INC	WHITESTONE	NY	9.60%
Fidelity Advisor Freedom® Blend 2015 Fund - Class M	OSAIC WEALTH INC	PUNTA GORDA	FL	9.38%
Fidelity Advisor Freedom® Blend 2015 Fund - Class M	BEGGIN	BRENTWOOD	NH	5.70%

76

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Freedom® Blend 2015 Fund - Class Z	FMR CAPITAL	BOSTON	MA	56.89%
Fidelity Advisor Freedom® Blend 2015 Fund - Class Z	EMPOWER ANNUITY INSURANCE COMPANY	GREENWOOD VILLAGE	CO	39.71%
Fidelity Advisor Freedom® Blend 2020 Fund - Class A	EMPLOYEES PROFIT SHARING TRUST OF FRANK REWOLD SONS INC	ROCHESTER	MI	10.21%
Fidelity Advisor Freedom® Blend 2020 Fund - Class A	CETERA FINANCIAL SPECIALISTS LLC	MAPLESHADE	NJ	8.17%
Fidelity Advisor Freedom® Blend 2020 Fund - Class A	OSAIC WEALTH INC	LIMA	OH	7.46%
Fidelity Advisor Freedom® Blend 2020 Fund - Class A	EMPLOYEES PROFIT SHARING TRUST OF FRANK REWOLD SONS INC	ORTONVILLE	MI	7.29%
Fidelity Advisor Freedom® Blend 2020 Fund - Class A	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	5.77%
Fidelity Advisor Freedom® Blend 2020 Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	5.54%
Fidelity Advisor Freedom® Blend 2020 Fund - Class C	PAYCHEX SECURITIES CORP	SHORELINE	WA	13.61%
Fidelity Advisor Freedom® Blend 2020 Fund - Class C	BCG SECURITIES	FAIRLESS HILLS	PA	11.03%
Fidelity Advisor Freedom® Blend 2020 Fund - Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	10.62%
Fidelity Advisor Freedom® Blend 2020 Fund - Class C	SECURITIES AMERICA INC	SIOUX CITY	IA	9.18%
Fidelity Advisor Freedom® Blend 2020 Fund - Class C	OSAIC WEALTH INC	AUSTIN	TX	8.79%
Fidelity Advisor Freedom® Blend 2020 Fund - Class C	CETERA ADVISOR NETWORKS LLC	HUDSON	OH	5.81%
Fidelity Advisor Freedom® Blend 2020 Fund - Class C	CETERA ADVISORS LLC	MODESTO	CA	5.32%
Fidelity Advisor Freedom® Blend 2020 Fund - Class I	LIFECORE BIOMEDICAL 401K PLAN	WACONIA	MN	11.70%
Fidelity Advisor Freedom® Blend 2020 Fund - Class I	THE BURPEE RETIREMENT SAVINGS PLAN	SOUTHAMPTON	PA	6.18%
Fidelity Advisor Freedom® Blend 2020 Fund - Class I	WALSWORTH PUBLISHING COMPANY 401K SAVINGS PLAN	EAU CLAIRE	MI	6.02%
Fidelity Advisor Freedom® Blend 2020 Fund - Class I	LIFECORE BIOMEDICAL 401K PLAN	MODESTO	CA	5.46%
Fidelity Advisor Freedom® Blend 2020 Fund - Class M	CETERA FINANCIAL SPECIALISTS LLC	WINFIELD	IL	19.51%
Fidelity Advisor Freedom® Blend 2020 Fund - Class M	PAYCHEX SECURITIES CORP	CLINTON	IL	18.69%
Fidelity Advisor Freedom® Blend 2020 Fund - Class M	PARKLAND SECURITIES LLC	WHITE HALL	AR	11.61%
Fidelity Advisor Freedom® Blend 2020 Fund - Class M	PAYCHEX SECURITIES CORP	LITHONIA	GA	10.52%
Fidelity Advisor Freedom® Blend 2020 Fund - Class M	PAYCHEX SECURITIES CORP	CLEARWATER	KS	6.00%
Fidelity Advisor Freedom® Blend 2020 Fund - Class M	SYNOVUS SECURITIES	VALLEY	AL	5.77%
Fidelity Advisor Freedom® Blend 2020 Fund - Class Z	ULTISAT INC 401K PLAN	GREENLAWN	NY	35.76%
Fidelity Advisor Freedom® Blend 2020 Fund - Class Z	ULTISAT INC 401K PLAN	FREDERICK	MD	13.72%
Fidelity Advisor Freedom® Blend 2020 Fund - Class Z	ULTISAT INC 401K PLAN	SARGENT	TX	8.09%
Fidelity Advisor Freedom® Blend 2020 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	ROWLESBURG	WV	8.07%
Fidelity Advisor Freedom® Blend 2020 Fund - Class Z	ULTISAT INC 401K PLAN	FARMINGDALE	NY	7.16%
Fidelity Advisor Freedom® Blend 2020 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	FORT WORTH	TX	6.13%
Fidelity Advisor Freedom® Blend 2020 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	PITTSBURGH	PA	5.75%

77

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Freedom® Blend 2020 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	MCMURRAY	PA	5.03%
Fidelity Advisor Freedom® Blend 2025 Fund - Class A	MSCS FINANCIAL SERVICES DIVISION	OAK BROOK	IL	11.47%
Fidelity Advisor Freedom® Blend 2025 Fund - Class A	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	6.90%
Fidelity Advisor Freedom® Blend 2025 Fund - Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	8.08%
Fidelity Advisor Freedom® Blend 2025 Fund - Class C	BCG SECURITIES	CODY	WY	7.80%
Fidelity Advisor Freedom® Blend 2025 Fund - Class C	RAYMOND JAMES FINANCIAL SERVICES	WEST SIMSBURY	CT	6.63%
Fidelity Advisor Freedom® Blend 2025 Fund - Class C	OSAIC WEALTH INC	AUSTIN	TX	5.43%
Fidelity Advisor Freedom® Blend 2025 Fund - Class C	RAYMOND JAMES FINANCIAL SERVICES	BELMONT	NC	5.33%
Fidelity Advisor Freedom® Blend 2025 Fund - Class C	OSAIC WEALTH INC	SHEPHERDSVILLE	KY	5.25%
Fidelity Advisor Freedom® Blend 2025 Fund - Class I	MSCS FINANCIAL SERVICES DIVISION	DENVER	CO	9.84%
Fidelity Advisor Freedom® Blend 2025 Fund - Class I	PLURALSIGHT 401K PLAN	SANDIA PARK	NM	5.41%
Fidelity Advisor Freedom® Blend 2025 Fund - Class M	CETERA FINANCIAL SPECIALISTS LLC	TEMPLE TERRACE	FL	31.29%
Fidelity Advisor Freedom® Blend 2025 Fund - Class M	CETERA ADVISOR NETWORKS LLC	COPLEY	OH	10.18%
Fidelity Advisor Freedom® Blend 2025 Fund - Class M	PAYCHEX SECURITIES CORP	TORRANCE	CA	9.31%
Fidelity Advisor Freedom® Blend 2025 Fund - Class M	PAYCHEX SECURITIES CORP	FAYETTEVILLE	GA	7.75%
Fidelity Advisor Freedom® Blend 2025 Fund - Class M	RAYMOND JAMES FINANCIAL SERVICES	FORT LAUDERDALE	FL	6.25%
Fidelity Advisor Freedom® Blend 2025 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	CARNEGIE	PA	19.38%
Fidelity Advisor Freedom® Blend 2025 Fund - Class Z	OPPENHEIMER & CO	GERMANTOWN	OH	10.17%
Fidelity Advisor Freedom® Blend 2025 Fund - Class Z	ULTISAT INC 401K PLAN	GERMANTOWN	MD	8.15%
Fidelity Advisor Freedom® Blend 2025 Fund - Class Z	ULTISAT INC 401K PLAN	MILLER PLACE	NY	8.03%
Fidelity Advisor Freedom® Blend 2025 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	PITTSBURGH	PA	7.47%
Fidelity Advisor Freedom® Blend 2025 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	KALAMAZOO	MI	7.34%
Fidelity Advisor Freedom® Blend 2030 Fund - Class A	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	10.63%
Fidelity Advisor Freedom® Blend 2030 Fund - Class A	MSCS FINANCIAL SERVICES DIVISION	OAK BROOK	IL	9.18%
Fidelity Advisor Freedom® Blend 2030 Fund - Class C	BCG SECURITIES	BLOOMINGTON	IN	14.03%
Fidelity Advisor Freedom® Blend 2030 Fund - Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	5.61%
Fidelity Advisor Freedom® Blend 2030 Fund - Class C	RAYMOND JAMES FINANCIAL SERVICES	SIMSBURY	CT	5.68%
Fidelity Advisor Freedom® Blend 2030 Fund - Class I	MSCS FINANCIAL SERVICES DIVISION	DENVER	CO	8.81%
Fidelity Advisor Freedom® Blend 2030 Fund - Class M	CAMBRIDGE INVESTMENT RESEARCH	LAKE IN THE HILLS	IL	13.48%
Fidelity Advisor Freedom® Blend 2030 Fund - Class M	STONEX SECURITIES INC	GIBSONIA	PA	10.21%
Fidelity Advisor Freedom® Blend 2030 Fund - Class M	PAYCHEX SECURITIES CORP	READING	PA	5.71%

78

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor Freedom® Blend 2030 Fund - Class M	AMERIPRISE FINANCIAL SERVICES INC	NEWMARKET	NH	5.59%
Fidelity Advisor Freedom® Blend 2030 Fund - Class M	INTER VALLEY ESCROW INC 401K PROFIT SHARING PLAN	PRESCOTT	AZ	5.30%
Fidelity Advisor Freedom® Blend 2030 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	HIGHLANDS RANCH	CO	9.99%
Fidelity Advisor Freedom® Blend 2030 Fund - Class Z	ULTISAT INC 401K PLAN	SELDEN	NY	7.04%
Fidelity Advisor Freedom® Blend 2030 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	PARIS	ID	6.27%
Fidelity Advisor Freedom® Blend 2030 Fund - Class Z	NICHOLSON CONSTRUCTION COMPANY EMPLOYEES 401K AND PROFIT	OAKDALE	PA	6.05%
Fidelity Advisor Freedom® Blend 2030 Fund - Class Z	ULTISAT INC 401K PLAN	SPOKANE	WA	5.29%

*	The ownership information shown above is for a class of shares of the fund.
As of September 30, 2024, the following owned of record and/or beneficially 25% or more of the outstanding shares:

Fund Name	Owner Name	City	State	Ownership %
Fidelity Simplicity RMD 2025 FundSM	LEONE	LOCKPORT	NY	39.02%

A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
Required Vote
Approval of each Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the specific fund involved in that Reorganization. Under the Investment Company Act of 1940 (the 1940 Act), the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST a proposal.
Submission of Certain Shareholder Proposals
The trust does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the funds, attention “Fund Shareholder Meetings,” 245 Summer Street, Mailzone V10A, Boston, Massachusetts 02210. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.
Other Business
The Board knows of no business other than the matters set forth in this Proxy Statement to be brought before each Meeting. However, if any other matters properly come before a Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.
MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of each Acquiring Fund’s shares have been passed upon by Dechert LLP, counsel to Fidelity Aberdeen Street Trust.

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Experts
The audited financial statements of the Acquired Funds are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2024. The financial statements audited by Deloitte & Touche LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
The audited financial statements of the Acquiring Funds are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report thereon is included in the fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2024. The financial statements audited by PricewaterhouseCoopers LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees
Please advise Fidelity Income Fund, in care of Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, Massachusetts 02210, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement and Annual Reports you wish to receive in order to supply copies to the beneficial owners of the respective shares.

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Exhibit 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of [ ], 2024, by and between Fidelity Income Fund, a Massachusetts business trust (the Acquired Fund Trust), on behalf of its series [ ] (the Acquired Fund), and Fidelity Aberdeen Street Trust, a Delaware statutory trust (the Acquiring Fund Trust), on behalf of its series [ ] (the Acquiring Fund). The Acquired Fund Trust and the Acquiring Fund Trust may be referred to herein collectively as the “Trusts” or each individually as a “Trust.” The Acquired Fund Trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts and the Acquiring Fund Trust is a duly organized statutory trust under the laws of the State of Delaware, each with their principal place of business at 245 Summer Street, Boston, Massachusetts 02210. The Acquiring Fund and the Acquired Fund may be referred to herein collectively as the “Funds” or each individually as the “Fund.”
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for corresponding shares of beneficial interest in the Acquiring Fund (the Acquiring Fund Shares) and the assumption by the Acquiring Fund of the Acquired Fund's liabilities; and (b) the constructive distribution of such shares by the Acquired Fund pro rata to its shareholders in complete liquidation and termination of the Acquired Fund, all upon the terms and conditions set forth in this Agreement. The foregoing transactions are referred to herein as the “Reorganization.”
In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:
(a) The Acquired Fund is a series of the Acquired Fund Trust, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquired Fund Trust is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquired Fund dated September 28, 2024, as supplemented, previously furnished to the Acquiring Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund which assert liability on the part of the Acquired Fund. The Acquired Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquiring Fund;
(e) The Acquired Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of the Acquired Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the Acquired Fund is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquired Fund at July 31, 2024, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, and have been furnished to the Acquiring Fund. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Acquired Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquired Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of July 31, 2024 and those incurred in the ordinary course of the Acquired Fund’s business as an investment company since July 31, 2024;
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by the Acquiring Fund Trust on Form N–14 relating to the shares of the Acquiring Fund issuable hereunder and the proxy statement of the Acquired Fund included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to the Acquired Fund (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the

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Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date (as defined in Section 6), the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used in this Agreement shall include the District of Columbia and Puerto Rico);
(j) The Acquired Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquired Fund’s officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(k) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(l) All of the issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Acquired Fund’s Statement of Additional Information) and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders submitted to the Acquiring Fund in accordance with this Agreement;
(m) As of both the Valuation Time (as defined in Section 4) and the Closing Date, the Acquired Fund will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. As of the Closing Date, subject only to the delivery of the Acquired Fund’s portfolio securities and any such other assets as contemplated by this Agreement, the Acquiring Fund will acquire the Acquired Fund’s portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to the Acquiring Fund) and without any restrictions upon the transfer thereof; and
(n) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund.
2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:
(a) The Acquiring Fund is a series of the Acquiring Fund Trust, a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) The Acquiring Fund Trust is an open–end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectus and Statement of Additional Information of the Acquiring Fund, dated May 30, 2024, 2024, as supplemented, previously furnished to the Acquired Fund, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) Except as disclosed in writing to the Acquired Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund which assert liability on the part of the Acquiring Fund. The Acquiring Fund knows of no facts which might reasonably form the basis for the institution of such proceedings, except as otherwise disclosed to the Acquired Fund;
(e) The Acquiring Fund is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Trust Instrument or By–laws, or, to the knowledge of the Acquiring Fund, of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Acquiring Fund is a party or is bound;

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(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights, and the Schedule of Investments (including market values) of the Acquiring Fund at March 31, 2024, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and have been furnished to the Acquired Fund. Said Statements of Assets and Liabilities and Schedule of Investments fairly present the Acquiring Fund’s financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights fairly reflect the Acquiring Fund’s results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of March 31, 2024 and those incurred in the ordinary course of the Acquiring Fund’s business as an investment company since March 31, 2024;
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws;
(i) The Acquiring Fund has filed or will file all federal and state tax returns which, to the knowledge of the Acquiring Fund’s officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on March 31, 2025;
(k) As of the Closing Date, the shares of beneficial interest of the Acquiring Fund to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable (except as disclosed in the Acquiring Fund’s Statement of Additional Information) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to approval by the shareholders of the Acquired Fund;
(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to the Acquiring Fund, (i) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders’ meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered for sale and sold in conformity with the federal securities laws.
3. REORGANIZATION.
(a) Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein, the Acquired Fund agrees to assign, sell, convey, transfer, and deliver to the Acquiring Fund as of the Closing Date all of the assets of the Acquired Fund of every kind and nature existing on the Closing Date. The Acquiring Fund agrees in exchange therefor: (i) to assume all of the Acquired Fund’s liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to the Acquired Fund the number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder, less the value of the liabilities of the Acquired Fund, determined as provided for under Section 4.
(b) The assets of the Acquired Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, commodities and futures interests, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to the Acquiring Fund hereunder, and the Acquiring Fund will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.

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(c) The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall include (except as otherwise provided for herein) all of the Acquired Fund’s liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, the Acquired Fund agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
(d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, the Acquired Fund will constructively distribute pro rata to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Acquiring Fund Shares in exchange for such shareholders’ shares of beneficial interest in the Acquired Fund and the Acquired Fund will be liquidated in accordance with the Acquired Fund’s Amended and RestatedDeclaration of Trust. Such distribution shall be accomplished by the Funds’ transfer agent opening accounts on the Acquiring Fund’s share transfer books in the names of the Acquired Fund shareholders and transferring the Acquiring Fund shares thereto. Each Acquired Fund shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Fund shares due that shareholder. All outstanding Acquired Fund shares, including any represented by certificates, shall simultaneously be canceled on the Acquired Fund’s share transfer records. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with the Reorganization.
(e) Any reporting responsibility of the Acquired Fund is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Acquiring Fund shares in a name other than that of the registered holder on the Acquired Fund’s books of the Acquired Fund shares constructively exchanged for the Acquiring Fund Shares shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.
4. VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date, or such other date as may be mutually agreed upon in writing by the parties hereto (the Valuation Time).
(b) As of the Closing Date, the Acquiring Fund will deliver to the Acquired Fund the number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund transferred hereunder less the liabilities of the Acquired Fund, determined as provided in this Section 4.
(c) The net asset value per share of the Acquiring Fund shares to be delivered to the Acquired Fund, the value of the assets of the Acquired Fund transferred hereunder, and the value of the liabilities of the Acquired Fund to be assumed hereunder shall in each case be determined as of the Valuation Time.
(d) The net asset value per share of the Acquiring Fund shares and the value of the assets and liabilities of the Acquired Fund shall be computed in the manner set forth in the then–current Acquiring Fund Prospectus and Statement of Additional Information.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly–owned subsidiary of FMR LLC, in accordance with its regular practice as pricing agent for the Acquired Fund and the Acquiring Fund.
5. FEES; EXPENSES.
(a) Pursuant to the Acquired Fund’s all–inclusive management contract with the Acquired Fund’s investment adviser (the “Adviser”), the Adviser will pay any audit, legal or state registration costs related to the Reorganization. In addition, the Adviser will assume a portion of the administrative expenses incurred by the Acquired Fund Trust and the Acquired Fund in connection with the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated Such expenses shall include: (i) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund shares to be issued pursuant to the provisions of this Agreement;(ii) postage; and (iii) printing (but not including costs incurred in connection with the purchase or sale of portfolio securities). The Acquired Fund shall be responsible for all remaining expenses not assumed by the Adviser.
(b) Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to the Acquiring Fund will be borne by the Acquiring Fund.
(c) Each of the Acquiring Fund and the Acquired Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6. CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trusts, 245 Summer Street, Boston, Massachusetts, as of the Valuation Time on [ ], 2025, or at some other time, date, and place agreed to by the Acquired Fund and the Acquiring Fund (the Closing Date).

84

(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of the Acquired Fund and the net asset value per share of the Acquiring Fund is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7. SHAREHOLDER MEETING AND TERMINATION OF THE ACQUIRED FUND.
(a) The Acquired Fund agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation of the Acquired Fund.
(b) The Acquired Fund agrees that as soon as reasonably practicable after distribution of the Acquiring Fund Shares, the Acquired Fund shall be terminated as a series of the Acquired Fund Trust pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date the Acquired Fund shall not conduct any business except in connection with its liquidation and termination.
8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND.
(a) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects and that the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That this Agreement and the transactions contemplated herein are approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(c) That, on or prior to the Closing Date, the Acquired Fund will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of the Acquired Fund substantially all of the Acquired Fund’s investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That the Acquiring Fund at the Closing shall have access to a statement of the Acquired Fund’s assets and liabilities, together with a list of its portfolio securities showing each such security’s adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time;
(e) That the Acquired Fund’s custodian shall deliver to the Acquiring Fund a certificate identifying the assets of the Acquired Fund held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to the Acquiring Fund; (ii) the Acquired Fund’s assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and (iii) to the best of the custodian’s knowledge, all applicable taxes (including stock transfer taxes, if any) in conjunction with the delivery of the assets, that the custodian has been notified are due, have been paid or provision for payment has been made;
(f) That the Acquiring Fund at the Closing shall have access to the number of shares of the Acquired Fund outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder, as maintained by the Acquired Fund’s transfer agent;
(g) That the Acquired Fund calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and termination of the Acquired Fund;
(h) That there has been no material adverse change in the Acquired Fund’s financial position since July 31, 2024 other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund are necessary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws.
9. CONDITIONS TO OBLIGATIONS OF THE ACQUIRED FUND.
(a) That the Acquiring Fund shall have executed and delivered to the Acquired Fund an Assumption of Liabilities, certified by an authorized officer of the Acquiring Fund Trust, dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement;

85

(b) That, as of the Valuation Time and the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects, and the Acquiring Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That the Acquired Fund shall have received an opinion of Dechert LLP, counsel to the Acquired Fund and the Acquiring Fund, to the effect that the Acquiring Fund shares are duly authorized and upon delivery to the Acquired Fund as provided in this Agreement will be validly issued and will be fully paid and nonassessable by the Acquiring Fund (except as disclosed in the Acquiring Fund’s Statement of Additional Information) and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof.
10. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, and including “no action” positions of such federal or state authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Dechert LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund and the Acquired Fund, threatened by the Commission; and
(f) That the Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP satisfactory to the Acquiring Fund and the Acquired Fund substantially to the effect that for federal income tax purposes:
(i) The Reorganization will constitute a tax–free reorganization under Section 368(a) of the Code.
(ii) The Acquired Fund will not recognize gain or loss upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund, except that the Acquired Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code.
(iii) The Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization.
(iv) The Acquiring Fund will recognize no gain or loss upon receiving the properties of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund.
(v) The adjusted basis to the Acquiring Fund of the properties of the Acquired Fund received by the Acquiring Fund in the Reorganization will be the same as the adjusted basis of those properties in the hands of the Acquired Fund immediately before the exchange.
(vi) The Acquiring Fund’s holding periods with respect to the properties of the Acquired Fund that the Acquiring Fund acquires in the Reorganization will include the respective periods for which those properties were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset).
(vii) The Acquired Fund shareholders will recognize no gain or loss upon receiving the Acquiring Fund Shares solely in exchange for the Acquired Fund shares.
(viii) The aggregate basis of the Acquiring Fund Shares received by an Acquired Fund shareholder in the Reorganization will be the same as the aggregate basis of the Acquired Fund shares surrendered by the Acquired Fund shareholder in exchange therefor.
(ix) An Acquired Fund shareholder’s holding period for the Acquiring Fund Shares received by the Acquired Fund shareholder in the Reorganization will include the holding period during which the Acquired Fund shareholder held the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shareholder held such shares as a capital asset on the date of the Reorganization.
Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this subsection 10(f).

86

11. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.
(a) The Acquiring Fund and the Acquired Fund each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;
(b) The Acquired Fund covenants that it is not acquiring the Acquiring Fund shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares; and
(d) The Acquired Fund covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law, and after the Closing Date, the Acquired Fund will not conduct any business except in connection with its liquidation and termination.
12. TERMINATION; WAIVER.
The Acquiring Fund and the Acquired Fund may terminate this Agreement by mutual agreement. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date because:
(i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
(ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of the Acquired Fund or the Acquiring Fund, or their respective Trustees or officers.
13. SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the State of Delaware.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of the Acquiring Fund or the Acquired Fund; provided, however, that following the shareholders’ meeting called by the Acquired Fund pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be paid to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund’s shareholders.
The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14. DECLARATIONS OF TRUST.
A copy of each Acquired Fund’s Amended and Restated Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Acquired Fund as trustees and not individually and that the obligations of each Acquired Fund under this instrument are not binding upon any of such Acquired Fund’s Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Acquired Fund. Each Acquired Fund agrees that its obligations hereunder apply only to such Acquired Fund and not to its shareholders individually or to the Trustees of such Acquired Fund.

87

15. ASSIGNMENT.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
[SIGNATURE LINES OMITTED]]

88

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9916794.100	SRMD24-PXS-1024

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund,

and Fidelity Simplicity RMD 2030 Fund

(Each A Series of Fidelity Income Fund)

Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and

Fidelity Freedom Blend 2030 Fund

(Each A Series of Fidelity Aberdeen Street Trust)

FORM N-14

STATEMENT OF ADDITIONAL INFORMATION

November 15, 2024

This Statement of Additional Information (SAI) relates to the proposed acquisition of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund, and Fidelity Simplicity RMD 2030 Fund (the Acquired Funds), each a series of Fidelity Income Fund, by Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2030 Fund (the Acquiring Funds), each a series of Fidelity Aberdeen Street Trust. This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2030 Fund will acquire all of the assets of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund, and Fidelity Simplicity RMD 2030 Fund and assume all of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund, Fidelity Simplicity RMD 2025 Fund, and Fidelity Simplicity RMD 2030 Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, and Fidelity Freedom Blend 2030 Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Fidelity Distributors Company LLC, 900 Salem Street, Smithfield, RI 02917.

This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:

1.	The Prospectus of each Acquiring Fund, relating to Retail Class shares, dated May 30, 2024, which was previously filed via EDGAR (Accession No. 0000880195-24-000380).
2.	The Statement of Additional Information of each Acquiring Fund, relating to Retail Class shares, dated May 30, 2024, which was previously filed via EDGAR (Accession No. 0000880195-24-000380).
3.	The Prospectus of each Acquired Fund, dated September 28, 2024, which was previously filed via EDGAR (Accession No. 0000729218-24-000015).
4.	The Statement of Additional Information of each Acquired Fund, dated September 28, 2024, which was previously filed via EDGAR (Accession No. 0000729218-24-000015).
5.	The Financial Statements included in the Annual Report of each Acquiring Fund for the fiscal year ended March 31, 2024, which were previously filed via EDGAR (Accession No. 0000880195-24-000338).
6.	The Financial Statements included in the Annual Report of each Acquired Fund for the fiscal year ended July 31, 2024, which were previously filed via EDGAR (Accession No. 0000751199-24-000143).

SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)

A table showing the fees of each Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to each proposed Reorganization, is included in the “Examples of Effect of Fund Expenses” section of the Prospectus/Proxy Statement.

None of the Reorganizations will result in a material change to any Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. In particular, each security held by each Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of the Reorganizations and/or the Acquiring Fund’s portfolio following the Reorganizations.

There are no material differences between the accounting and valuation policies of the Acquired Funds and those of the Acquiring Fund.

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

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LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V58994-S97846

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, and Proxy Statement and Prospectus are available at www.proxyvote.com/proxy.

V58995-S97846

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Abigail P. Johnson, Mark A. Murray, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on December 19, 2024 at 10:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

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Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V58988-S97848

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, and Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V58989-S97848

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Abigail P. Johnson, Mark A. Murray, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on December 19, 2024 at 10:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V58991-S97849

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX] Date

Signature [Joint Owners] Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, and Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V58992-S97849

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Abigail P. Johnson, Mark A. Murray, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on December 19, 2024 at 10:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

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Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: **To vote by phone call toll-free 1-877-296-4941 and** follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V58979-S97850

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, and Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V58980-S97850

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Abigail P. Johnson, Mark A. Murray, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on December 19, 2024 at 10:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

Fidelity INVESTMENTS

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

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CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V58982-S97851

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, and Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V58983-S97851

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Abigail P. Johnson, Mark A. Murray, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on December 19, 2024 at 10:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

P.O. BOX 28015
ALBUQUERQUE, NM 87125-8015

Vote this proxy card TODAY!
Your prompt response will save the expense of additional mailings.

Vote by Internet, Touch-Tone Telephone, or Mail!

LOG-ON: Vote on the Internet at **www.proxyvote.com/proxy** and follow the on-screen instructions.

CALL: To vote by phone call toll-free **1-877-296-4941** and follow the recorded instructions.

MAIL: Return the signed proxy card in the enclosed envelope.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

V58985-S97852

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

Please refer to the Proxy Statement discussion of this matter.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.

PLEASE SIGN, DATE, AND RETURN PROMPTLY IN ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY PHONE OR INTERNET.

Signature(s) (Title(s), if applicable) ***(Sign in the Box)***

NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate or partnership proxies should be signed by an authorized person indicating the person's title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:
The Letter to Shareholders, Notice of Meeting, and Proxy Statement and Prospectuses are available at www.proxyvote.com/proxy.

V58986-S97852

PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Abigail P. Johnson, Mark A. Murray, and David J. Carter, or any one or more of them, attorneys, with full power of substitution, to vote all shares of the fund as indicated on this proxy card which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held virtually on December 19, 2024 at 10:00 a.m. Eastern Time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposal described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

PART C.	OTHER INFORMATION
Item 15.	Indemnification

Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1)       any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2)       any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 16.	Exhibits
(1)	Amended and Restated Trust Instrument, dated March 7, 2024, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 164.
(2)	Bylaws of the Trust, as amended and dated April 23, 2009, are incorporated herein by reference to Exhibit (b) of Fidelity Oxford Street Trust’s (File No. 002-77909) Post-Effective Amendment No. 62.
(3)	Not applicable.
(4)	Form of Agreement and Plan of Reorganization between Fidelity Income Fund: Merging Funds and Fidelity Aberdeen Street Trust: Surviving Funds is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.
(5)	Articles V and IX of the Amended and Restated Trust Instrument, dated March 7, 2024, is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 164.
(6)
(1)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 126.
(2)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 162.
(3)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 126.
(4)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 162.
(5)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 126.
(6)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 162.
(7)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 126.
(8)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 162.
(9)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 126.
(10)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 162.
(11)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 126.
(12)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 162.
(13)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 126.

(14)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 162.
(15)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 126.
(16)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 162.
(17)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 126.
(18)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 162.
(19)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 126.
(20)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 162.
(21)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 126.
(22)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 162.
(23)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 162.
(24)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 162.
(25)	Management Contract, dated March 7, 2024, between Fidelity Advisor Freedom 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 162.
(26)	Schedule A to the Management Contract, dated March 7, 2024, between Fidelity Advisor Freedom 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 162.
(27)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 126.
(28)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Advisor Freedom Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 162.

(29)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 126.
(30)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 126.
(31)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 126.
(32)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 126.
(33)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 126.
(34)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 126.
(35)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 126.
(36)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 126.
(37)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 126.
(38)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(39) of Post-Effective Amendment No. 126.
(39)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(40) of Post-Effective Amendment No. 126.
(40)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(41) of Post-Effective Amendment No. 126.
(41)	Management Contract, dated March 7, 2024, between Fidelity Flex Freedom Blend 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 162.
(42)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Freedom Blend Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(42) of Post-Effective Amendment No. 126.
(43)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(44) of Post-Effective Amendment No. 128.

(44)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 128.
(45)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(46) of Post-Effective Amendment No. 128.
(46)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(47) of Post-Effective Amendment No. 128.
(47)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(48) of Post-Effective Amendment No. 128.
(48)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(49) of Post-Effective Amendment No. 128.
(49)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(50) of Post-Effective Amendment No. 128.
(50)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(51) of Post-Effective Amendment No. 128.
(51)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(52) of Post-Effective Amendment No. 128.
(52)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(53) of Post-Effective Amendment No. 128.
(53)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(54) of Post-Effective Amendment No. 128.
(54)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(55) of Post-Effective Amendment No. 128.
(55)	Management Contract, dated March 7, 2024, between Fidelity Freedom 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 162.
(56)	Schedule A to the Management Contract, dated March 7, 2024, between Fidelity Freedom 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(60) of Post-Effective Amendment No. 162.
(57)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(56) of Post-Effective Amendment No. 128.
(58)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(59) of Post-Effective Amendment No. 139.

(59)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 162.
(60)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(61) of Post-Effective Amendment No. 139.
(61)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 162.
(62)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(63) of Post-Effective Amendment No. 139.
(63)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 162.
(64)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(65) of Post-Effective Amendment No. 139.
(65)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 162.
(66)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(67) of Post-Effective Amendment No. 139.
(67)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 162.
(68)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(69) of Post-Effective Amendment No. 139.
(69)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 162.
(70)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(71) of Post-Effective Amendment No. 139.
(71)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 162.
(72)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No. 139.
(73)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 162.

(74)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No. 139.
(75)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 162.
(76)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No. 139.
(77)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 162.
(78)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No. 139.
(79)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 162.
(80)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No. 139.
(81)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No. 162.
(82)	Management Contract, dated March 7, 2024, between Fidelity Freedom Blend 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(88) of Post-Effective Amendment No. 162.
(83)	Schedule A to the Management Contract, dated March 7, 2024, between Fidelity Freedom Blend 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No. 162.
(84)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No. 139.
(85)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Blend Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No. 162.
(86)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(73) of Post-Effective Amendment No.133.
(87)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No. 162.
(88)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(75) of Post-Effective Amendment No.133.

(89)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No. 162.
(90)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(77) of Post-Effective Amendment No.133.
(91)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(99) of Post-Effective Amendment No. 162.
(92)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(79) of Post-Effective Amendment No.133.
(93)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(101) of Post-Effective Amendment No. 162.
(94)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(81) of Post-Effective Amendment No.133.
(95)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(103) of Post-Effective Amendment No. 162.
(96)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(83) of Post-Effective Amendment No.133.
(97)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(105) of Post-Effective Amendment No. 162.
(98)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No.133.
(99)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(107) of Post-Effective Amendment No. 162.
(100)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(87) of Post-Effective Amendment No.133.
(101)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(109) of Post-Effective Amendment No. 162.
(102)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(89) of Post-Effective Amendment No.133.
(103)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(111) of Post-Effective Amendment No. 162.

(104)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(91) of Post-Effective Amendment No.133.
(105)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(113) of Post-Effective Amendment No. 162.
(106)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(93) of Post-Effective Amendment No.133.
(107)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(115) of Post-Effective Amendment No. 162.
(108)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(95) of Post-Effective Amendment No.133.
(109)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(117) of Post-Effective Amendment No. 162.
(110)	Management Contract, dated March 7, 2024, between Fidelity Freedom Index 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(118) of Post-Effective Amendment No. 162.
(111)	Schedule A to the Amended and Restated Management Contract, dated March 7, 2024, between Fidelity Freedom Index 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(119) of Post-Effective Amendment No. 162.
(112)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(97) of Post-Effective Amendment No.133.
(113)	Schedule A to the Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Freedom Index Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(121) of Post-Effective Amendment No. 162.
(114)	Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Four-in-One Index Fund (currently known as Fidelity Multi-Asset Index Fund) and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(85) of Post-Effective Amendment No. 128.
(115)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(114) of Post-Effective Amendment No. 150.
(116)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2010 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(124) of Post-Effective Amendment No. 162.
(117)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(116) of Post-Effective Amendment No. 150.
(118)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2015 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(126) of Post-Effective Amendment No. 162.

(119)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(118) of Post-Effective Amendment No. 150.
(120)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2020 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(128) of Post-Effective Amendment No. 162.
(121)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(120) of Post-Effective Amendment No. 150.
(122)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2025 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(130) of Post-Effective Amendment No. 162.
(123)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(122) of Post-Effective Amendment No. 150.
(124)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2030 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(132) of Post-Effective Amendment No. 162.
(125)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(124) of Post-Effective Amendment No. 150.
(126)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2035 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(134) of Post-Effective Amendment No. 162.
(127)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(126) of Post-Effective Amendment No. 150.
(128)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2040 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(136) of Post-Effective Amendment No. 162.
(129)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(128) of Post-Effective Amendment No. 150.
(130)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2045 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(138) of Post-Effective Amendment No. 162.
(131)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(130) of Post-Effective Amendment No. 150.
(132)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2050 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(140) of Post-Effective Amendment No. 162.
(133)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(132) of Post-Effective Amendment No. 150.

(134)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2055 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(142) of Post-Effective Amendment No. 162.
(135)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(134) of Post-Effective Amendment No. 150.
(136)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2060 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(144) of Post-Effective Amendment No. 162.
(137)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(136) of Post-Effective Amendment No. 150.
(138)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date 2065 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(146) of Post-Effective Amendment No. 162.
(139)	Management Contract, dated March 7, 2024, between Fidelity Sustainable Target Date 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(147) of Post-Effective Amendment No. 162.
(140)	Schedule A to the Management Contract, dated March 7, 2024, between Fidelity Sustainable Target Date 2070 Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(148) of Post-Effective Amendment No. 162.
(141)	Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(138) of Post-Effective Amendment No. 150.
(142)	Schedule A to the Management Contract, dated January 19, 2023, between Fidelity Sustainable Target Date Income Fund and Fidelity Management & Research Company LLC, is incorporated herein by reference to Exhibit (d)(150) of Post-Effective Amendment No. 162.
(7)
(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2010 Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 126.
(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2015 Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 126.
(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2020 Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 126.
(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2025 Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 126.
(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2030 Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 126.
(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2035 Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 126.

(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2040 Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 126.
(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2045 Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 126.
(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2050 Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 126.
(10)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2055 Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 126.
(11)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2060 Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 126.
(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2065 Fund is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 126.
(13)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2070 Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 162.
(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom Income Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 126.
(15)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2010 Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 126.
(16)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2015 Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 126.
(17)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2020 Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 126.
(18)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2025 Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 126.
(19)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2030 Fund, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 126.
(20)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2035 Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 126.
(21)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2040 Fund, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 126.

(22)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2045 Fund, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 126.
(23)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2050 Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 126.
(24)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2055 Fund, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 126.
(25)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2060 Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 126.
(26)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2065 Fund is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 126.
(27)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2070 Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 162.
(28)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend Income Fund, is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 126.
(29)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2010 Fund, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 128.
(30)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2015 Fund, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 128.
(31)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2020 Fund, is incorporated herein by reference to Exhibit (e)(32) of Post-Effective Amendment No. 128.
(32)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2025 Fund, is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 128.
(33)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2030 Fund, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 128.
(34)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2035 Fund, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 128.
(35)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2040 Fund, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 128.
(36)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2045 Fund, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 128.

(37)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2050 Fund, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 128.
(38)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2055 Fund, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 128.
(39)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2060 Fund, is incorporated herein by reference to Exhibit (e)(40) of Post-Effective Amendment No. 128.
(40)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2065 Fund is incorporated herein by reference to Exhibit (e)(41) of Post-Effective Amendment No. 128.
(41)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2070 Fund, is incorporated herein by reference to Exhibit (e)(44) of Post-Effective Amendment No. 162.
(42)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Income Fund, is incorporated herein by reference to Exhibit (e)(42) of Post-Effective Amendment No. 128.
(43)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2010 Fund, is incorporated herein by reference to Exhibit (e)(44) of Post-Effective Amendment No. 128.
(44)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2015 Fund, is incorporated herein by reference to Exhibit (e)(45) of Post-Effective Amendment No. 128.
(45)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2020 Fund, is incorporated herein by reference to Exhibit (e)(46) of Post-Effective Amendment No. 128.
(46)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2025 Fund, is incorporated herein by reference to Exhibit (e)(47) of Post-Effective Amendment No. 128.
(47)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2030 Fund, is incorporated herein by reference to Exhibit (e)(48) of Post-Effective Amendment No. 128.
(48)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2035 Fund, is incorporated herein by reference to Exhibit (e)(49) of Post-Effective Amendment No. 128.
(49)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2040 Fund, is incorporated herein by reference to Exhibit (e)(50) of Post-Effective Amendment No. 128.
(50)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2045 Fund, is incorporated herein by reference to Exhibit (e)(51) of Post-Effective Amendment No. 128.
(51)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2050 Fund, is incorporated herein by reference to Exhibit (e)(52) of Post-Effective Amendment No. 128.

(52)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2055 Fund, is incorporated herein by reference to Exhibit (e)(53) of Post-Effective Amendment No. 128.
(53)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2060 Fund, is incorporated herein by reference to Exhibit (e)(54) of Post-Effective Amendment No. 128.
(54)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2065 Fund, is incorporated herein by reference to Exhibit (e)(55) of Post-Effective Amendment No. 128.
(55)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2070 Fund, is incorporated herein by reference to Exhibit (e)(59) of Post-Effective Amendment No. 162.
(56)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend Income Fund, is incorporated herein by reference to Exhibit (e)(56) of Post-Effective Amendment No. 128.
(57)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2010 Fund, is incorporated herein by reference to Exhibit (e)(58) of Post-Effective Amendment No. 128.
(58)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2015 Fund, is incorporated herein by reference to Exhibit (e)(59) of Post-Effective Amendment No. 128.
(59)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2020 Fund, is incorporated herein by reference to Exhibit (e)(60) of Post-Effective Amendment No. 128.
(60)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2025 Fund, is incorporated herein by reference to Exhibit (e)(61) of Post-Effective Amendment No. 128.
(61)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2030 Fund, is incorporated herein by reference to Exhibit (e)(62) of Post-Effective Amendment No. 128.
(62)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2035 Fund, is incorporated herein by reference to Exhibit (e)(63) of Post-Effective Amendment No. 128.
(63)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2040 Fund, is incorporated herein by reference to Exhibit (e)(64) of Post-Effective Amendment No. 128.
(64)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2045 Fund, is incorporated herein by reference to Exhibit (e)(65) of Post-Effective Amendment No. 128.
(65)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2050 Fund, is incorporated herein by reference to Exhibit (e)(66) of Post-Effective Amendment No. 128.
(66)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2055 Fund, is incorporated herein by reference to Exhibit (e)(67) of Post-Effective Amendment No. 128.

(67)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2060 Fund, is incorporated herein by reference to Exhibit (e)(68) of Post-Effective Amendment No. 128.
(68)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2065 Fund is incorporated herein by reference to Exhibit (e)(69) of Post-Effective Amendment No. 128.
(69)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2070 Fund, is incorporated herein by reference to Exhibit (e)(74) of Post-Effective Amendment No. 162.
(70)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index Income Fund, is incorporated herein by reference to Exhibit (e)(70) of Post-Effective Amendment No. 128.
(71)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Four-in-One Index Fund (currently known as Fidelity Multi-Asset Index Fund), is incorporated herein by reference to Exhibit (e)(71) of Post-Effective Amendment No. 128.
(72)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2010 Fund, is incorporated herein by reference to Exhibit (e)(72) of Post-Effective Amendment No. 150.
(73)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2015 Fund, is incorporated herein by reference to Exhibit (e)(73) of Post-Effective Amendment No. 150.
(74)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2020 Fund, is incorporated herein by reference to Exhibit (e)(74) of Post-Effective Amendment No. 150.
(75)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2025 Fund, is incorporated herein by reference to Exhibit (e)(75) of Post-Effective Amendment No. 150.
(76)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2030 Fund, is incorporated herein by reference to Exhibit (e)(76) of Post-Effective Amendment No. 150.
(77)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2035 Fund, is incorporated herein by reference to Exhibit (e)(77) of Post-Effective Amendment No. 150.
(78)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2040 Fund, is incorporated herein by reference to Exhibit (e)(78) of Post-Effective Amendment No. 150.
(79)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2045 Fund, is incorporated herein by reference to Exhibit (e)(79) of Post-Effective Amendment No. 150.
(80)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2050 Fund, is incorporated herein by reference to Exhibit (e)(80) of Post-Effective Amendment No. 150.
(81)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2055 Fund, is incorporated herein by reference to Exhibit (e)(81) of Post-Effective Amendment No. 150.

(82)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2060 Fund, is incorporated herein by reference to Exhibit (e)(82) of Post-Effective Amendment No. 150.
(83)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2065 Fund, is incorporated herein by reference to Exhibit (e)(83) of Post-Effective Amendment No. 150.
(84)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2070 Fund, is incorporated herein by reference to Exhibit (e)(89) of Post-Effective Amendment No. 162.
(85)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date Income Fund, is incorporated herein by reference to Exhibit (e)(84) of Post-Effective Amendment No. 150.
(86)	Form of Selling Dealer Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(27) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.
(87)	Form of Bank Agency Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(28) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.
(8)	Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated as of March 10, 2016, is incorporated herein by reference to Exhibit (f) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 334.
(9)
(1)	Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, Fidelity Freedom Income Fund, Fidelity Freedom Index 2055 Fund, Fidelity Four-in-One Index Fund (currently known as Fidelity Multi-Asset Index Fund), Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Income Fund, is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.
(2)	Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Aberdeen Street Trust on behalf of Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund, Fidelity Flex Freedom Blend 2065 Fund, Fidelity Flex Freedom Blend 2070 Fund, Fidelity Flex Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, Fidelity Freedom Blend Income Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, and Fidelity Freedom Index Income Fund, is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(10)
(1)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2010 Fund, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 126.
(2)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2015 Fund, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 126.
(3)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2020 Fund, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 126.
(4)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2025 Fund, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 126.
(5)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2030 Fund, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 126.
(6)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2035 Fund, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 126.
(7)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2040 Fund, is incorporated herein by reference to Exhibit (e)(8) of Post-Effective Amendment No. 126.
(8)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2045 Fund, is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 126.
(9)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2050 Fund, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 126.
(10)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2055 Fund, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 126.
(11)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2060 Fund, is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 126.
(12)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2065 Fund is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 126.
(13)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom 2070 Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 162.

(14)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Advisor Freedom Income Fund, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 126.
(15)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2010 Fund, is incorporated herein by reference to Exhibit (e)(16) of Post-Effective Amendment No. 126.
(16)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2015 Fund, is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 126.
(17)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2020 Fund, is incorporated herein by reference to Exhibit (e)(18) of Post-Effective Amendment No. 126.
(18)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2025 Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 126.
(19)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2030 Fund, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 126.
(20)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2035 Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 126.
(21)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2040 Fund, is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 126.
(22)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2045 Fund, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 126.
(23)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2050 Fund, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 126.
(24)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2055 Fund, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 126.
(25)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2060 Fund, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 126.
(26)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2065 Fund is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 126.
(27)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend 2070 Fund, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 162.
(28)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Freedom Blend Income Fund, is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 126.

(29)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2010 Fund, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 128.
(30)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2015 Fund, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 128.
(31)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2020 Fund, is incorporated herein by reference to Exhibit (e)(32) of Post-Effective Amendment No. 128.
(32)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2025 Fund, is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 128.
(33)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2030 Fund, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 128.
(34)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2035 Fund, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 128.
(35)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2040 Fund, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 128.
(36)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2045 Fund, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 128.
(37)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2050 Fund, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 128.
(38)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2055 Fund, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 128.
(39)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2060 Fund, is incorporated herein by reference to Exhibit (e)(40) of Post-Effective Amendment No. 128.
(40)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2065 Fund is incorporated herein by reference to Exhibit (e)(41) of Post-Effective Amendment No. 128.
(41)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom 2070 Fund, is incorporated herein by reference to Exhibit (e)(44) of Post-Effective Amendment No. 162.
(42)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Income Fund, is incorporated herein by reference to Exhibit (e)(42) of Post-Effective Amendment No. 128.
(43)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2010 Fund, is incorporated herein by reference to Exhibit (e)(44) of Post-Effective Amendment No. 128.

(44)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2015 Fund, is incorporated herein by reference to Exhibit (e)(45) of Post-Effective Amendment No. 128.
(45)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2020 Fund, is incorporated herein by reference to Exhibit (e)(46) of Post-Effective Amendment No. 128.
(46)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2025 Fund, is incorporated herein by reference to Exhibit (e)(47) of Post-Effective Amendment No. 128.
(47)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2030 Fund, is incorporated herein by reference to Exhibit (e)(48) of Post-Effective Amendment No. 128.
(48)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2035 Fund, is incorporated herein by reference to Exhibit (e)(49) of Post-Effective Amendment No. 128.
(49)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2040 Fund, is incorporated herein by reference to Exhibit (e)(50) of Post-Effective Amendment No. 128.
(50)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2045 Fund, is incorporated herein by reference to Exhibit (e)(51) of Post-Effective Amendment No. 128.
(51)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2050 Fund, is incorporated herein by reference to Exhibit (e)(52) of Post-Effective Amendment No. 128.
(52)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2055 Fund, is incorporated herein by reference to Exhibit (e)(53) of Post-Effective Amendment No. 128.
(53)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2060 Fund, is incorporated herein by reference to Exhibit (e)(54) of Post-Effective Amendment No. 128.
(54)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2065 Fund, is incorporated herein by reference to Exhibit (e)(55) of Post-Effective Amendment No. 128.
(55)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend 2070 Fund, is incorporated herein by reference to Exhibit (e)(59) of Post-Effective Amendment No. 162.
(56)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Blend Income Fund, is incorporated herein by reference to Exhibit (e)(56) of Post-Effective Amendment No. 128.
(57)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2010 Fund, is incorporated herein by reference to Exhibit (e)(58) of Post-Effective Amendment No. 128.
(58)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2015 Fund, is incorporated herein by reference to Exhibit (e)(59) of Post-Effective Amendment No. 128.

(59)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2020 Fund, is incorporated herein by reference to Exhibit (e)(60) of Post-Effective Amendment No. 128.
(60)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2025 Fund, is incorporated herein by reference to Exhibit (e)(61) of Post-Effective Amendment No. 128.
(61)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2030 Fund, is incorporated herein by reference to Exhibit (e)(62) of Post-Effective Amendment No. 128.
(62)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2035 Fund, is incorporated herein by reference to Exhibit (e)(63) of Post-Effective Amendment No. 128.
(63)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2040 Fund, is incorporated herein by reference to Exhibit (e)(64) of Post-Effective Amendment No. 128.
(64)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2045 Fund, is incorporated herein by reference to Exhibit (e)(65) of Post-Effective Amendment No. 128.
(65)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2050 Fund, is incorporated herein by reference to Exhibit (e)(66) of Post-Effective Amendment No. 128.
(66)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2055 Fund, is incorporated herein by reference to Exhibit (e)(67) of Post-Effective Amendment No. 128.
(67)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2060 Fund, is incorporated herein by reference to Exhibit (e)(68) of Post-Effective Amendment No. 128.
(68)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2065 Fund is incorporated herein by reference to Exhibit (e)(69) of Post-Effective Amendment No. 128.
(69)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index 2070 Fund, is incorporated herein by reference to Exhibit (e)(74) of Post-Effective Amendment No. 162.
(70)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Freedom Index Income Fund, is incorporated herein by reference to Exhibit (e)(70) of Post-Effective Amendment No. 128.
(71)	Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Four-in-One Index Fund (currently known as Fidelity Multi-Asset Index Fund), is incorporated herein by reference to Exhibit (e)(71) of Post-Effective Amendment No. 128.
(72)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2010 Fund, is incorporated herein by reference to Exhibit (e)(72) of Post-Effective Amendment No. 150.
(73)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2015 Fund, is incorporated herein by reference to Exhibit (e)(73) of Post-Effective Amendment No. 150.

(74)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2020 Fund, is incorporated herein by reference to Exhibit (e)(74) of Post-Effective Amendment No. 150.
(75)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2025 Fund, is incorporated herein by reference to Exhibit (e)(75) of Post-Effective Amendment No. 150.
(76)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2030 Fund, is incorporated herein by reference to Exhibit (e)(76) of Post-Effective Amendment No. 150.
(77)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2035 Fund, is incorporated herein by reference to Exhibit (e)(77) of Post-Effective Amendment No. 150.
(78)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2040 Fund, is incorporated herein by reference to Exhibit (e)(78) of Post-Effective Amendment No. 150.
(79)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2045 Fund, is incorporated herein by reference to Exhibit (e)(79) of Post-Effective Amendment No. 150.
(80)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2050 Fund, is incorporated herein by reference to Exhibit (e)(80) of Post-Effective Amendment No. 150.
(81)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2055 Fund, is incorporated herein by reference to Exhibit (e)(81) of Post-Effective Amendment No. 150.
(82)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2060 Fund, is incorporated herein by reference to Exhibit (e)(82) of Post-Effective Amendment No. 150.
(83)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2065 Fund, is incorporated herein by reference to Exhibit (e)(83) of Post-Effective Amendment No. 150.
(84)	General Distribution Agreement, dated March 7, 2024, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date 2070 Fund, is incorporated herein by reference to Exhibit (e)(89) of Post-Effective Amendment No. 162.
(85)	General Distribution Agreement, dated January 19, 2023, between Fidelity Aberdeen Street Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Sustainable Target Date Income Fund, is incorporated herein by reference to Exhibit (e)(84) of Post-Effective Amendment No. 150.
(86)	Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated May 16, 2024, on behalf of Fidelity Aberdeen Street Trust on behalf of Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, Fidelity Freedom Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035

Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, Fidelity Freedom Blend Income Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, Fidelity Freedom Index Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Income Fund, is incorporated herein by reference to as Exhibit (n)(1) of Post-Effective Amendment No. 164.

(87)	Schedule I (Fixed-Income), dated July 1, 2024, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated May 16, 2024, on behalf of Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund, Fidelity Advisor Freedom 2065 Fund, Fidelity Advisor Freedom 2070 Fund, Fidelity Advisor Freedom Income Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, Fidelity Freedom 2065 Fund, Fidelity Freedom 2070 Fund, Fidelity Freedom Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, Fidelity Freedom Blend Income Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund, Fidelity Freedom Index 2065 Fund, Fidelity Freedom Index 2070 Fund, Fidelity Freedom Index Income Fund, Fidelity Sustainable Target Date 2010 Fund, Fidelity Sustainable Target Date 2015 Fund, Fidelity Sustainable Target Date 2020 Fund, Fidelity Sustainable Target Date 2025 Fund, Fidelity Sustainable Target Date 2030 Fund, Fidelity Sustainable Target Date 2035 Fund, Fidelity Sustainable Target Date 2040 Fund, Fidelity Sustainable Target Date 2045 Fund, Fidelity Sustainable Target Date 2050 Fund, Fidelity Sustainable Target Date 2055 Fund, Fidelity Sustainable Target Date 2060 Fund, Fidelity Sustainable Target Date 2065 Fund, Fidelity Sustainable Target Date 2070 Fund, and Fidelity Sustainable Target Date Income Fund, is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 164.
(11)	Opinion and consent of counsel Dechert LLP, as to the legality of shares being registered is incorporated herein by reference to Exhibit 11 of Fidelity Aberdeen Street Trust’s N-14.
(12)	Opinion and Consent of counsel Dechert LLP, as to tax matters - To be filed by Post-Effective Amendment.
(13)	Not applicable.
(14)	(1) Consent of PricewaterhouseCoopers LLP, dated November 12, 2024, is filed herein as Exhibit (14)(1).

(2) Consent of Deloitte & Touche LLP, dated November 12, 2024, is filed herein as Exhibit (14)(2).

(15)	Not applicable.
(16)	(1) Power of Attorney, dated August 1, 2024, is filed herein as Exhibit (16)(2).

(2) Power of Attorney, dated August 1, 2024, is filed herein as Exhibit (16)(2).

(17)	Not applicable.
Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file a post-effective amendment to this registration statement prior to the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 14th day of November 2024.

Fidelity Aberdeen Street Trust

	By	/s/ Laura M. Del Prato
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Laura M. Del Prato, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/ Laura M. Del Prato		President and Treasurer	November 14, 2024
Laura M. Del Prato		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	November 14, 2024
John J. Burke III		(Principal Financial Officer)

/s/ Abigail P. Johnson	†	Trustee	November 14, 2024
Abigail P. Johnson

/s/ Elizabeth S. Acton	*	Trustee	November 14, 2024
Elizabeth S. Acton

/s/ Laura M. Bishop	*	Trustee	November 14, 2024
Laura M. Bishop

/s/ Ann E. Dunwoody	*	Trustee	November 14, 2024
Ann E. Dunwoody

/s/ Robert F. Gartland	*	Trustee	November 14, 2024
Robert F. Gartland

/s/ Robert W. Helm	*	Trustee	November 14, 2024
Robert W. Helm

/s/ Michael E. Kenneally	*	Trustee	November 14, 2024
Michael E. Kenneally

/s/ Mark A. Murray	*	Trustee	November 14, 2024
Mark A. Murray

/s/ Jennifer Toolin McAuliffe	*	Trustee	November 14, 2024
Jennifer Toolin McAuliffe

/s/ Christine J. Thompson	*	Trustee	November 14, 2024
Christine J. Thompson

/s/ Carol J. Zierhoffer	*	Trustee	November 14, 2024
Carol J. Zierhoffer

†	By:	/s/ Stephanie J. Brown

Stephanie J. Brown, pursuant to a power of attorney dated August 1, 2024, and filed herewith.

*	By:	/s/ Megan C. Johnson

Megan C. Johnson, pursuant to a power of attorney dated August 1, 2024, and filed herewith.